UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Inflation-Protected Bond Index Fund Fidelity® Inflation-Protected Bond Index Fund : FIPDX

This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$9,175,415,932
Number of Holdings	50
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	62.0
1 - 1.99%	20.2
2 - 2.99%	12.6
3 - 3.99%	4.5

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	74.9
US Treasury Bonds	24.4
99.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916145.100    2418-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® SAI International Credit Fund Fidelity® SAI International Credit Fund : FSNDX

This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$389,358,067
Number of Holdings	232
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.9
US Treasury Bonds	12.3
German Federal Republic	6.8
Japan Government	2.4
Canadian Government	2.1
UBS Group AG	2.0
HSBC Holdings PLC	2.0
Lloyds Banking Group PLC	1.9
NatWest Group PLC	1.9
Danske Bank A/S	1.7
46.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916216.100    7328-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund : FSTZX

This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,539,073,797
Number of Holdings	28
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	66.3
1 - 1.99%	13.2
2 - 2.99%	18.2
3 - 3.99%	1.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	88.0
US Treasury Bonds	11.3
99.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916198.100    6398-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund : FSTDX

This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,496,299,874
Number of Holdings	27
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	59.2
1 - 1.99%	33.5
2 - 2.99%	5.0
3 - 3.99%	1.9

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	68.0
US Treasury Bonds	31.6
99.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916199.100    6399-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® SAI Municipal Income Fund Fidelity® SAI Municipal Income Fund : FSMNX

This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 17	0.34%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,103,556,992
Number of Holdings	1,862
Portfolio Turnover	7%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	20.0
Transportation	16.5
Health Care	14.8
Education	8.1
Special Tax	8.0
Housing	7.7
State G.O.	6.5
Water & Sewer	5.4
Others(Individually Less Than 5%)	13.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.0
New York	8.1
New Jersey	7.2
Texas	7.2
Pennsylvania	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916184.100    3307-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® International Bond Index Fund Fidelity® International Bond Index Fund : FBIIX

This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$802,782,572
Number of Holdings	1,785
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Peoples Republic of China	11.5
Japan Government	9.2
Italian Republic	5.6
French Government	5.6
German Federal Republic	5.0
China Development Bank	4.2
Spanish Kingdom	3.5
United Kingdom of Great Britain and Northern Ireland	2.6
Korean Republic	2.1
Agricultural Development Bank of China	2.1
51.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916194.100    4506-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI International Credit Fund

Semi-Annual Report
June 30, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Credit Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 53.2%
		Principal Amount (a)	Value ($)
Australia - 0.9%
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,719,000	1,603,789
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	1,529,000	1,664,748
6.75% 12/2/44 (Reg. S) (b)		298,000	297,628
TOTAL AUSTRALIA			3,566,165
Belgium - 0.7%
KBC Group NV 6.324% 9/21/34 (b)(c)		2,725,000	2,828,489
Czech Republic - 0.3%
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	950,000	998,662
Denmark - 2.1%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	2,540,000	2,964,313
4.75% 6/21/30 (Reg. S) (b)	EUR	3,225,000	3,594,405
Jyske Bank A/S:
5% 10/26/28 (b)	EUR	810,000	893,995
5.125% 5/1/35 (Reg. S) (b)	EUR	773,000	844,935
TOTAL DENMARK			8,297,648
Finland - 0.6%
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	2,090,000	2,280,413
France - 4.6%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		2,555,000	2,229,787
2.5% 3/31/32 (Reg. S) (b)	EUR	1,700,000	1,730,136
4.125% 5/24/33 (Reg. S)	EUR	1,000,000	1,109,009
BPCE SA 5.716% 1/18/30 (b)(c)		1,050,000	1,047,795
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	2,000,000	2,247,710
5.5% 1/25/35 (Reg. S)	GBP	700,000	851,407
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	1,600,000	1,694,183
4.25% 9/6/34 (Reg. S)	EUR	1,900,000	2,076,116
RCI Banque SA 5.5% 10/9/34 (Reg. S) (b)(d)	EUR	800,000	854,672
Societe Generale:
4.75% 11/24/25 (c)		255,000	249,918
6.691% 1/10/34 (b)(c)		3,470,000	3,578,304
Technip Energies NV 1.125% 5/28/28	EUR	263,000	254,553
TOTAL FRANCE			17,923,590
Germany - 7.2%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	700,000	243,641
5% 4/27/27 (Reg. S) (b)	EUR	100,000	34,592
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	500,000	534,437
Aroundtown SA:
3% 10/16/29 (Reg. S)	GBP	200,000	201,336
3.625% 4/10/31 (Reg. S)	GBP	1,630,000	1,609,855
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	940,000	1,033,592
Bayer U.S. Finance LLC:
6.375% 11/21/30 (c)		1,750,000	1,793,351
6.5% 11/21/33 (c)		2,755,000	2,818,374
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (b)	EUR	700,000	747,206
8.625% 2/28/33 (Reg. S) (b)	GBP	800,000	1,071,655
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	100,000	105,066
4% 6/24/32 (Reg. S) (b)	EUR	2,300,000	2,402,137
6.125% 12/12/30 (Reg. S) (b)	GBP	1,700,000	2,174,316
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	1,105,000	1,171,417
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	2,200,000	2,060,344
KfW 0.75% 1/15/29 (Reg. S)	EUR	2,400,000	2,338,608
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	700,000	763,720
RWE Finance U.S. LLC 5.875% 4/16/34 (c)		1,916,000	1,918,140
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,800,000	1,940,240
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,304,636
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	900,000	925,648
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	700,000	699,512
TOTAL GERMANY			27,891,823
Hong Kong - 0.4%
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		1,828,000	1,621,573
Ireland - 1.8%
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	3,392,000	3,483,062
5.25% 10/23/31 (Reg. S) (b)	EUR	1,830,000	2,094,254
6.608% 9/13/29 (b)(c)		204,000	210,573
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)		1,352,000	1,344,140
TOTAL IRELAND			7,132,029
Italy - 0.9%
ENEL Finance International NV 5.5% 6/26/34 (c)		1,150,000	1,120,599
Enel SpA 3.375% (Reg. S) (b)(e)	EUR	600,000	624,096
Intesa Sanpaolo SpA 6.625% 6/20/33 (c)		1,820,000	1,876,128
TOTAL ITALY			3,620,823
Luxembourg - 2.9%
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,434,000	5,122,906
1.75% 3/12/29 (Reg. S)	EUR	1,422,000	1,342,629
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	1,045,000	1,134,453
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	600,000	552,019
2% 1/17/34 (Reg. S)	EUR	2,925,000	2,474,478
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S) (d)	EUR	500,000	533,813
TOTAL LUXEMBOURG			11,160,298
Mexico - 0.7%
Petroleos Mexicanos 5.95% 1/28/31		3,405,000	2,736,769
Netherlands - 4.1%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	1,600,000	1,717,643
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	300,000	321,231
4% 1/10/30 (Reg. S)	EUR	1,300,000	1,421,973
CTP BV 1.25% 6/21/29 (Reg. S)	EUR	2,760,000	2,560,658
ING Groep NV:
4.5% 5/23/29 (Reg. S) (b)	EUR	1,400,000	1,535,663
4.75% 5/23/34 (Reg. S) (b)	EUR	3,800,000	4,306,164
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	900,000	951,896
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,700,000	1,891,757
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,000,000	1,093,317
TOTAL NETHERLANDS			15,800,302
Norway - 0.2%
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (b)	EUR	1,010,000	955,880
Poland - 0.5%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,018,000	1,866,176
Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	1,300,000	1,345,184
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (b)		1,600,000	1,595,606
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,514,747
TOTAL SPAIN			4,110,353
Sweden - 0.9%
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,000,000	1,493,157
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	2,715,000	2,055,694
TOTAL SWEDEN			3,548,851
Switzerland - 3.6%
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S) (b)		3,590,000	3,534,804
5.75% 8/15/50 (Reg. S) (b)		382,000	378,180
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		441,000	437,723
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	728,000	807,091
4.125% 6/9/33 (Reg. S) (b)	EUR	1,760,000	1,901,470
4.75% 3/17/32 (Reg. S) (b)	EUR	2,870,000	3,212,770
7.375% 9/7/33 (Reg. S) (b)	GBP	1,099,000	1,549,812
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		2,615,000	2,170,973
TOTAL SWITZERLAND			13,992,823
United Kingdom - 16.1%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	1,595,000	2,234,179
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	715,000	731,427
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	565,000	723,064
6.293% 7/30/30 (Reg. S)	GBP	555,000	727,499
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	3,880,000	4,438,677
8.407% 11/14/32 (Reg. S) (b)	GBP	945,000	1,259,072
BAT Capital Corp.:
2.125% 8/15/25	GBP	101,000	122,975
5.834% 2/20/31		272,000	275,835
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	1,995,000	2,095,955
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	1,700,000	2,132,337
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	1,495,000	1,676,949
4.856% 5/23/33 (Reg. S) (b)	EUR	1,630,000	1,840,647
6.254% 3/9/34 (b)		1,200,000	1,249,446
6.8% 9/14/31 (b)	GBP	1,300,000	1,755,628
7.39% 11/3/28 (b)		460,000	486,457
8.201% 11/16/34 (Reg. S) (b)	GBP	485,000	664,903
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	1,495,000	1,679,939
Imperial Brands Finance PLC 4.875% 6/7/32 (Reg. S)	GBP	1,495,000	1,773,057
John Lewis PLC 6.125% 1/21/25	GBP	2,031,000	2,569,775
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	1,172,000	1,355,596
4.5% 1/11/29 (Reg. S) (b)	EUR	2,015,000	2,212,647
4.75% 9/21/31 (Reg. S) (b)	EUR	3,535,000	3,947,368
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	2,825,000	2,870,816
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	2,314,000	2,683,448
4.771% 2/16/29 (Reg. S) (b)	EUR	2,410,000	2,658,497
7.416% 6/6/33 (Reg. S) (b)	GBP	1,455,000	1,907,134
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	2,006,000	1,977,899
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	1,240,000	1,334,339
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	550,000	679,425
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	1,265,000	1,482,711
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	345,000	375,054
2.375% 5/28/28 (Reg. S)	GBP	865,000	937,159
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	891,000	1,094,652
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	500,000	560,884
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	2,607,000	2,566,377
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	900,000	1,078,644
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	765,000	773,590
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (b)	GBP	2,095,000	2,854,254
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (b)	GBP	525,000	652,370
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	235,000	270,884
TOTAL UNITED KINGDOM			62,711,569
United States of America - 3.3%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	1,069,000	1,310,449
Carrier Global Corp. 4.5% 11/29/32	EUR	800,000	895,624
Citigroup, Inc. 5.875% 7/1/24 (Reg. S)	GBP	500,000	632,050
Duke Energy Corp. 3.85% 6/15/34	EUR	1,238,000	1,282,023
Ford Motor Credit Co. LLC:
4.445% 2/14/30	EUR	850,000	916,330
6.86% 6/5/26	GBP	1,000,000	1,293,885
General Motors Financial Co., Inc. 2.25% 9/6/24 (Reg. S)	GBP	540,000	678,774
JPMorgan Chase & Co. 3.761% 3/21/34 (Reg. S) (b)	EUR	900,000	958,076
Morgan Stanley 3.955% 3/21/35 (Reg. S) (b)	EUR	950,000	1,011,084
Southern Co. 1.875% 9/15/81 (b)	EUR	1,211,000	1,154,539
Verizon Communications, Inc. 3.75% 2/28/36	EUR	775,000	819,709
Warnermedia Holdings, Inc. 4.693% 5/17/33 (Reg. S)	EUR	1,350,000	1,437,915
WP Carey, Inc. 4.25% 7/23/32	EUR	300,000	320,207
TOTAL UNITED STATES OF AMERICA			12,710,665
TOTAL NONCONVERTIBLE BONDS (Cost $203,061,451)			207,100,085

U.S. Government and Government Agency Obligations - 25.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 25.2%
U.S. Treasury Bonds:
1.125% 8/15/40	700,000	426,234
2.25% 5/15/41	16,900,000	12,227,414
3.25% 5/15/42	580,200	482,473
3.625% 5/15/53	1,600,000	1,361,563
4% 11/15/42 (f)	6,000,000	5,529,375
4.5% 2/15/44	6,500,000	6,376,094
4.625% 5/15/44	1,870,000	1,866,494
6.25% 5/15/30 (g)	18,050,000	19,800,003
U.S. Treasury Notes:
1% 7/31/28	15,000,000	13,102,148
3.5% 2/15/33	200,000	187,453
3.75% 12/31/28	700,000	682,117
3.75% 12/31/30	1,600,000	1,545,625
4% 2/15/34	3,500,000	3,397,188
4.25% 2/28/29	6,420,000	6,391,160
4.375% 11/30/28	3,700,000	3,699,422
4.5% 11/15/33	4,250,000	4,289,180
4.625% 9/30/28	4,000,000	4,033,906
4.625% 4/30/29	12,350,000	12,491,832

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $100,004,295)		97,889,681

Foreign Government and Government Agency Obligations - 11.4%
		Principal Amount (a)	Value ($)
Canada - 2.1%
Canadian Government:
2.75% 6/1/33	CAD	780,000	537,234
3% 6/1/34	CAD	4,500,000	3,151,365
3.25% 12/1/33	CAD	6,200,000	4,438,526
TOTAL CANADA			8,127,125
Germany - 6.9%
German Federal Republic:
2.1% 11/15/29(Reg. S) (g)	EUR	11,800,000	12,415,490
2.4% 11/15/30(Reg. S)	EUR	500,000	534,052
2.5% 7/4/44	EUR	5,660,000	5,874,001
3.25% 7/4/42 (g)	EUR	6,750,000	7,784,816
TOTAL GERMANY			26,608,359
Japan - 2.4%
Japan Government:
0.005% 2/1/25	JPY	1,050,850,000	6,527,432
0.8% 3/20/34	JPY	161,800,000	982,968
2.1% 3/20/25	JPY	303,300,000	1,911,738
TOTAL JAPAN			9,422,138
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $44,747,199)			44,157,622

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $543,804)	EUR	500,000	537,308

Preferred Securities - 4.3%
		Principal Amount (a)	Value ($)
Australia - 0.3%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(e)		1,045,000	1,030,818
Czech Republic - 0.3%
CPI Property Group SA 3.75% (Reg. S) (b)(e)	EUR	1,740,000	978,800
Finland - 0.1%
Citycon Oyj 7.875% (Reg. S) (b)(e)	EUR	637,000	532,466
Germany - 1.5%
Aroundtown Finance Sarl 7.875% (b)(e)		250,000	180,442
Aroundtown SA 3.375% (Reg. S) (b)(e)	EUR	2,700,000	1,898,055
Grand City Properties SA 1.5% (Reg. S) (b)(e)	EUR	800,000	548,885
Volkswagen International Finance NV:
3.748% (Reg. S) (b)(e)	EUR	100,000	103,799
3.875% (Reg. S) (b)(e)	EUR	3,300,000	3,294,649
TOTAL GERMANY			6,025,830
Ireland - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (b)		718,000	724,023
AIB Group PLC 6.25% (Reg. S) (b)(e)	EUR	410,000	439,450
TOTAL IRELAND			1,163,473
Sweden - 0.5%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(e)	EUR	275,000	224,322
3.625% (Reg. S) (b)(e)	EUR	2,155,000	1,567,947
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(e)	EUR	647,000	247,953
TOTAL SWEDEN			2,040,222
Switzerland - 0.1%
Credit Suisse Group AG Claim (e)(h)(i)		611,000	67,210
UBS Group AG 7% (Reg. S) (b)(e)		250,000	256,001
TOTAL SWITZERLAND			323,211
United Kingdom - 1.2%
Barclays PLC 7.125% (b)(e)	GBP	425,000	534,006
British American Tobacco PLC 3% (Reg. S) (b)(e)	EUR	3,367,000	3,453,431
Mobico Group PLC 4.25% (Reg. S) (b)(e)	GBP	340,000	395,321
SSE PLC 3.74% (Reg. S) (b)(e)	GBP	337,000	413,652
TOTAL UNITED KINGDOM			4,796,410
TOTAL PREFERRED SECURITIES (Cost $15,620,719)			16,891,230

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (j) (Cost $17,936,825)	17,933,238	17,936,825

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $381,914,293)	384,512,751
NET OTHER ASSETS (LIABILITIES) - 1.2%	4,845,316
NET ASSETS - 100.0%	389,358,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	42	Sep 2024	3,181,998	2,548	2,548
TME 10 Year Canadian Note Contracts (Canada)	39	Sep 2024	3,422,923	27,401	27,401

TOTAL BOND INDEX CONTRACTS					29,949

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	39	Sep 2024	7,964,531	12,730	12,730
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Sep 2024	319,734	1,378	1,378

TOTAL TREASURY CONTRACTS					14,108

TOTAL PURCHASED					44,057

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	37	Sep 2024	4,563,515	(13,647)	(13,647)

TOTAL FUTURES CONTRACTS					30,410
The notional amount of futures purchased as a percentage of Net Assets is 3.8%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

JPY	10,430	USD	65	Brown Brothers Harriman & Co	7/01/24	0
CAD	800,000	USD	584,398	JPMorgan Chase Bank, N.A.	7/02/24	376
USD	696,574	GBP	551,000	Citibank, N. A.	7/02/24	55
EUR	643,000	USD	702,019	Brown Brothers Harriman & Co	8/22/24	(11,652)
EUR	400,000	USD	434,528	Brown Brothers Harriman & Co	8/22/24	(5,062)
EUR	243,000	USD	261,779	Brown Brothers Harriman & Co	8/22/24	(878)
EUR	181,000	USD	196,206	Canadian Imperial Bk. of Comm.	8/22/24	(1,873)
EUR	216,000	USD	232,965	JPMorgan Chase Bank, N.A.	8/22/24	(1,053)
EUR	1,479,000	USD	1,586,037	JPMorgan Chase Bank, N.A.	8/22/24	1,915
GBP	115,000	USD	147,110	Brown Brothers Harriman & Co	8/22/24	(1,683)
GBP	489,000	USD	618,413	Citibank, N. A.	8/22/24	(36)
GBP	90,000	USD	114,929	JPMorgan Chase Bank, N.A.	8/22/24	(1,118)
GBP	475,000	USD	600,715	JPMorgan Chase Bank, N.A.	8/22/24	(42)
USD	91,311	AUD	137,000	Brown Brothers Harriman & Co	8/22/24	(211)
USD	372,500	CAD	507,000	Brown Brothers Harriman & Co	8/22/24	1,445
USD	6,887,852	CAD	9,398,000	Citibank, N. A.	8/22/24	9,799
USD	452,319	CAD	615,000	Citibank, N. A.	8/22/24	2,223
USD	664,071	CAD	908,000	JPMorgan Chase Bank, N.A.	8/22/24	(461)
USD	1,448,203	EUR	1,329,000	BNP Paribas S.A.	8/22/24	21,301
USD	654,468	EUR	600,000	BNP Paribas S.A.	8/22/24	10,269
USD	289,910	EUR	266,000	Bank of America, N.A.	8/22/24	4,315
USD	2,572,967	EUR	2,367,000	Brown Brothers Harriman & Co	8/22/24	31,599
USD	1,639,679	EUR	1,505,000	Brown Brothers Harriman & Co	8/22/24	23,812
USD	206,766	EUR	192,000	Brown Brothers Harriman & Co	8/22/24	622
USD	152,619,622	EUR	141,140,000	Goldman Sachs Bank USA	8/22/24	1,082,388
USD	657,626	EUR	612,000	JPMorgan Chase Bank, N.A.	8/22/24	542
USD	10,084,369	EUR	9,237,000	JPMorgan Chase Bank, N.A.	8/22/24	166,915
USD	381,759	EUR	350,000	JPMorgan Chase Bank, N.A.	8/22/24	5,976
USD	245,299	EUR	225,000	JPMorgan Chase Bank, N.A.	8/22/24	3,724
USD	48,521,810	GBP	38,746,000	Bank of America, N.A.	8/22/24	(475,413)
USD	4,663,031	GBP	3,675,000	Brown Brothers Harriman & Co	8/22/24	15,718
USD	178,980	GBP	140,000	Brown Brothers Harriman & Co	8/22/24	1,940
USD	3,516,592	JPY	538,750,000	Brown Brothers Harriman & Co	8/22/24	140,834
USD	328,136	JPY	51,650,000	Brown Brothers Harriman & Co	8/22/24	4,502
USD	6,042,043	JPY	927,500,000	Citibank, N. A.	8/22/24	230,413

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,261,201
Unrealized Appreciation						1,760,683
Unrealized Depreciation						(499,482)

For the period, the average contract value for forward foreign currency contracts was $251,060,294. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(1,165)	9,866	8,701
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(1,165)	9,866	8,701
AXA SA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,700,000	(2,475)	20,969	18,494
Assicurazioni Generali SpA	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,900,000	27,202	(18,160)	9,042
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,600,000	(33,201)	40,529	7,328
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	750,000	(15,563)	19,072	3,509
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,150,000	(23,863)	29,258	5,395
BMW Finance NV	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,150,000	(23,863)	29,250	5,387
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	1,600,000	(322,608)	336,317	13,709
Heidelberg Materials AG	Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	550,000	(110,896)	115,131	4,235
Intesa Sanpaolo SpA	Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,000,000	60,164	(44,865)	15,299
Societe Generale	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,200,000	47,466	(15,026)	32,440
UniCredit SpA	Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,800,000	55,466	(39,137)	16,329

TOTAL CREDIT DEFAULT SWAPS							(344,501)	493,070	148,569

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,015,598 or 5.4% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $443,719.
(g)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,086,116.

(h)	Non-income producing - Security is in default.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	12,171,582	83,516,510	77,751,417	383,182	150	-	17,936,825	0.0%
Total	12,171,582	83,516,510	77,751,417	383,182	150	-	17,936,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	207,100,085	-	207,100,085	-

U.S. Government and Government Agency Obligations	97,889,681	-	97,889,681	-

Foreign Government and Government Agency Obligations	44,157,622	-	44,157,622	-

Supranational Obligations	537,308	-	537,308	-

Preferred Securities	16,891,230	-	16,891,230	-

Money Market Funds	17,936,825	17,936,825	-	-
Total Investments in Securities:	384,512,751	17,936,825	366,575,926	-
Derivative Instruments: Assets
Futures Contracts	44,057	44,057	-	-
Forward Foreign Currency Contracts	1,760,683	-	1,760,683	-
Swaps	190,298	-	190,298	-
Total Assets	1,995,038	44,057	1,950,981	-
Liabilities
Futures Contracts	(13,647)	(13,647)	-	-
Forward Foreign Currency Contracts	(499,482)	-	(499,482)	-
Swaps	(534,799)	-	(534,799)	-
Total Liabilities	(1,047,928)	(13,647)	(1,034,281)	-
Total Derivative Instruments:	947,110	30,410	916,700	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	190,298	(534,799)
Total Credit Risk	190,298	(534,799)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,760,683	(499,482)
Total Foreign Exchange Risk	1,760,683	(499,482)
Interest Rate Risk
Futures Contracts (c)	44,057	(13,647)
Total Interest Rate Risk	44,057	(13,647)
Total Value of Derivatives	1,995,038	(1,047,928)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $363,977,468)	$366,575,926
Fidelity Central Funds (cost $17,936,825)	17,936,825

Total Investment in Securities (cost $381,914,293)		$384,512,751
Cash		5,601
Foreign currency held at value (cost $2,883,651)		2,882,141
Unrealized appreciation on forward foreign currency contracts		1,760,683
Dividends receivable		63,449
Interest receivable		4,768,858
Distributions receivable from Fidelity Central Funds		71,820
Receivable for daily variation margin on futures contracts		9,159
Bi-lateral OTC swaps, at value		190,298
Receivable from investment adviser for expense reductions		10,828
Total assets		394,275,588
Liabilities
Payable for investments purchased
Regular delivery	$2,282,358
Delayed delivery	1,388,711
Unrealized depreciation on forward foreign currency contracts	499,482
Bi-lateral OTC swaps, at value	534,799
Accrued management fee	129,744
Other payables and accrued expenses	82,427
Total liabilities		4,917,521
Net Assets		$389,358,067
Net Assets consist of:
Paid in capital		$377,032,505
Total accumulated earnings (loss)		12,325,562
Net Assets		$389,358,067
Net Asset Value, offering price and redemption price per share ($389,358,067 ÷ 37,410,284 shares)		$10.41
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$432,197
Interest		7,198,468
Income from Fidelity Central Funds		383,182
Total income		8,013,847
Expenses
Management fee	$689,315
Custodian fees and expenses	29,346
Independent trustees' fees and expenses	443
Registration fees	29,595
Audit	50,627
Legal	149
Miscellaneous	562
Total expenses before reductions	800,037
Expense reductions	(94,372)
Total expenses after reductions		705,665
Net Investment income (loss)		7,308,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,582,393
Fidelity Central Funds	150
Forward foreign currency contracts	3,203,039
Foreign currency transactions	34,679
Futures contracts	(24,712)
Swaps	(85,951)
Total net realized gain (loss)		4,709,598
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,355,232)
Forward foreign currency contracts	4,399,991
Assets and liabilities in foreign currencies	(97,930)
Futures contracts	(688,097)
Swaps	175,453
Total change in net unrealized appreciation (depreciation)		(5,565,815)
Net gain (loss)		(856,217)
Net increase (decrease) in net assets resulting from operations		$6,451,965
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period March 1, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,308,182	$8,810,788
Net realized gain (loss)	4,709,598	(1,129,203)
Change in net unrealized appreciation (depreciation)	(5,565,815)	9,584,117
Net increase (decrease) in net assets resulting from operations	6,451,965	17,265,702
Distributions to shareholders	(3,949,829)	(7,442,276)

Share transactions
Proceeds from sales of shares	65,000,000	300,640,551
Reinvestment of distributions	3,949,829	7,442,276
Cost of shares redeemed	-	(151)

Net increase (decrease) in net assets resulting from share transactions	68,949,829	308,082,676
Total increase (decrease) in net assets	71,451,965	317,906,102

Net Assets
Beginning of period	317,906,102	-
End of period	$389,358,067	$317,906,102

Other Information
Shares
Sold	6,271,872	30,012,002
Issued in reinvestment of distributions	383,601	742,824
Redeemed	-	(15)
Net increase (decrease)	6,655,473	30,754,811

Financial Highlights
Fidelity® SAI International Credit Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.219	.369
Net realized and unrealized gain (loss)	(.029)	.241
Total from investment operations	.190	.610
Distributions from net investment income	(.106)	(.270)
Distributions from net realized gain	(.014)	-
Total distributions	(.120)	(.270)
Net asset value, end of period	$10.41	$10.34
Total Return D,E	1.85%	6.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.47% H	.46% H,I
Expenses net of fee waivers, if any	.41 % H	.41% H,I
Expenses net of all reductions	.41% H	.41% H,I
Net investment income (loss)	4.27% H	4.43% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$389,358	$317,906
Portfolio turnover rate J	73 % H	95% H,K

AFor the period March 1, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity SAI International Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,038,392
Gross unrealized depreciation	(5,351,700)
Net unrealized appreciation (depreciation)	$6,686,692
Tax cost	$379,266,239

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI International Credit Fund
Credit Risk
Swaps	(85,951)	175,453
Total Credit Risk	(85,951)	175,453
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,203,039	4,399,991
Total Foreign Exchange Risk	3,203,039	4,399,991
Interest Rate Risk
Futures Contracts	(24,712)	(688,097)
Total Interest Rate Risk	(24,712)	(688,097)
Totals	3,092,376	3,887,347

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Credit Fund	135,273,988	90,664,493

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI International Credit Fund	2,565,606	25,630,401

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Credit Fund	288
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .41% of average net assets. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $94,350.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $22.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI International Credit Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI International Credit Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9908915.101
ICR-SANN-0824
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	172,266,717	169,504,260
2% 1/15/26	190,333,849	187,965,690
2.375% 1/15/25	194,788,139	192,970,197
2.375% 1/15/27	108,898,192	108,824,114
2.5% 1/15/29	70,683,360	71,914,557
3.625% 4/15/28	2,132,449	2,240,838
3.875% 4/15/29	110,241,940	119,067,510
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	332,520,387	332,179,314
0.125% 10/15/24	298,305,200	295,217,034
0.125% 4/15/25	254,892,258	247,868,999
0.125% 10/15/25	541,043,953	523,107,945
0.125% 4/15/26	266,059,213	254,103,619
0.125% 7/15/26	293,714,714	280,711,931
0.125% 10/15/26	320,014,131	304,535,638
0.125% 4/15/27	471,855,699	443,886,731
0.25% 1/15/25	303,617,237	297,238,470
0.375% 7/15/25	343,665,873	334,934,524
0.375% 1/15/27	260,369,832	247,438,754
0.375% 7/15/27	383,957,199	364,302,122
0.5% 1/15/28	173,956,878	163,893,692
0.625% 1/15/26	318,677,646	308,230,144
0.75% 7/15/28	338,883,543	321,988,143
0.875% 1/15/29	295,911,408	280,304,738
1.25% 4/15/28	536,468,488	518,052,082
1.625% 10/15/27	317,752,694	312,520,778
2.125% 4/15/29	378,738,275	379,149,501
2.375% 10/15/28	421,551,424	427,013,562
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $7,709,295,883)		7,489,164,887

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $42,905,702)	42,897,122	42,905,702

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,752,201,585)	7,532,070,589
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,003,208
NET ASSETS - 100.0%	7,539,073,797

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	86,324,413	842,780,340	886,198,947	3,426,826	(104)	-	42,905,702	0.1%
Total	86,324,413	842,780,340	886,198,947	3,426,826	(104)	-	42,905,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	7,489,164,887	-	7,489,164,887	-

Money Market Funds	42,905,702	42,905,702	-	-
Total Investments in Securities:	7,532,070,589	42,905,702	7,489,164,887	-
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,709,295,883)	$7,489,164,887
Fidelity Central Funds (cost $42,905,702)	42,905,702

Total Investment in Securities (cost $7,752,201,585)		$7,532,070,589
Receivable for fund shares sold		126,116,074
Interest receivable		20,557,593
Distributions receivable from Fidelity Central Funds		275,755
Total assets		7,679,020,011
Liabilities
Payable for investments purchased	$139,679,141
Payable for fund shares redeemed	251,148
Other payables and accrued expenses	15,925
Total liabilities		139,946,214
Net Assets		$7,539,073,797
Net Assets consist of:
Paid in capital		$7,758,062,191
Total accumulated earnings (loss)		(218,988,394)
Net Assets		$7,539,073,797
Net Asset Value, offering price and redemption price per share ($7,539,073,797 ÷ 778,562,547 shares)		$9.68
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$154,466,033
Income from Fidelity Central Funds		3,426,826
Total income		157,892,859
Expenses
Custodian fees and expenses	$13,783
Independent trustees' fees and expenses	9,617
Miscellaneous	1
Total expenses		23,401
Net Investment income (loss)		157,869,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,368,722)
Fidelity Central Funds	(104)
Total net realized gain (loss)		(20,368,826)
Change in net unrealized appreciation (depreciation) on investment securities		28,640,975
Net gain (loss)		8,272,149
Net increase (decrease) in net assets resulting from operations		$166,141,607
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,869,458	$190,535,717
Net realized gain (loss)	(20,368,826)	(80,571,468)
Change in net unrealized appreciation (depreciation)	28,640,975	194,932,184
Net increase (decrease) in net assets resulting from operations	166,141,607	304,896,433
Distributions to shareholders	(5,747,804)	(172,713,221)

Share transactions
Proceeds from sales of shares	891,642,312	1,554,558,912
Reinvestment of distributions	5,747,803	172,713,220
Cost of shares redeemed	(658,953,567)	(1,226,661,924)

Net increase (decrease) in net assets resulting from share transactions	238,436,548	500,610,208
Total increase (decrease) in net assets	398,830,351	632,793,420

Net Assets
Beginning of period	7,140,243,446	6,507,450,026
End of period	$7,539,073,797	$7,140,243,446

Other Information
Shares
Sold	85,501,204	164,186,153
Issued in reinvestment of distributions	602,691	18,315,070
Redeemed	(61,353,422)	(129,737,211)
Net increase (decrease)	24,750,473	52,764,012

Financial Highlights
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$9.28	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.207	.265	.531	.127
Net realized and unrealized gain (loss)	.011	.166	(.814)	.005
Total from investment operations	.218	.431	(.283)	.132
Distributions from net investment income	(.008)	(.241)	(.477)	(.071)
Distributions from tax return of capital	-	-	(.010)	(.011)
Total distributions	(.008)	(.241)	(.487)	(.082)
Net asset value, end of period	$9.68	$9.47	$9.28	$10.05
Total Return D,E	2.30%	4.65%	(2.84)%	1.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I,J	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I,J	-%	-%	-% I
Expenses net of all reductions H	-% I,J	-%	-%	-% I
Net investment income (loss)	4.37% I,J	2.81%	5.38%	3.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,539,074	$7,140,243	$6,507,450	$4,199,988
Portfolio turnover rate K	24 % I	31%	21% L	33% L

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount represents less than .005%.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	295,852,095	171,248,103
0.125% 2/15/52	459,325,530	261,087,147
0.25% 2/15/50	200,045,268	122,246,009
0.625% 2/15/43	255,157,783	191,729,568
0.75% 2/15/42	408,661,028	319,467,580
0.75% 2/15/45	384,592,242	288,291,238
0.875% 2/15/47	285,591,342	214,602,463
1% 2/15/46	389,723,760	304,318,700
1% 2/15/48	211,623,374	162,144,269
1% 2/15/49	148,323,617	112,745,433
1.375% 2/15/44	303,400,206	260,187,651
2.125% 2/15/40	136,709,690	135,383,551
2.125% 2/15/41	243,771,999	241,829,530
2.125% 2/15/54	154,677,810	150,494,342
3.375% 4/15/32	181,388,205	198,034,371
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	597,708,948	537,926,158
0.125% 7/15/30	771,782,318	690,570,885
0.125% 1/15/31	739,296,570	652,582,122
0.125% 7/15/31	735,404,880	645,801,279
0.125% 1/15/32	931,604,818	806,608,990
0.25% 7/15/29	623,860,118	572,823,783
0.625% 7/15/32	833,543,184	747,481,713
1.125% 1/15/33	810,614,961	750,047,793
1.375% 7/15/33	881,463,120	832,408,651
1.5% 2/15/53	240,182,514	201,918,102
1.75% 1/15/34	903,848,583	877,142,372
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $12,117,985,435)		10,449,121,803

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $1,568,748)	1,568,434	1,568,748

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $12,119,554,183)	10,450,690,551
NET OTHER ASSETS (LIABILITIES) - 0.4%	45,609,323
NET ASSETS - 100.0%	10,496,299,874

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,277,209	261,897,724	261,604,607	219,788	(1,578)	-	1,568,748	0.0%
Total	1,277,209	261,897,724	261,604,607	219,788	(1,578)	-	1,568,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	10,449,121,803	-	10,449,121,803	-

Money Market Funds	1,568,748	1,568,748	-	-
Total Investments in Securities:	10,450,690,551	1,568,748	10,449,121,803	-
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,117,985,435)	$10,449,121,803
Fidelity Central Funds (cost $1,568,748)	1,568,748

Total Investment in Securities (cost $12,119,554,183)		$10,450,690,551
Receivable for fund shares sold		124,422,305
Interest receivable		37,557,052
Distributions receivable from Fidelity Central Funds		21,017
Total assets		10,612,690,925
Liabilities
Payable for investments purchased	$83,592,066
Payable for fund shares redeemed	32,776,604
Other payables and accrued expenses	22,381
Total liabilities		116,391,051
Net Assets		$10,496,299,874
Net Assets consist of:
Paid in capital		$12,769,494,229
Total accumulated earnings (loss)		(2,273,194,355)
Net Assets		$10,496,299,874
Net Asset Value, offering price and redemption price per share ($10,496,299,874 ÷ 1,376,388,575 shares)		$7.63
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$260,051,070
Income from Fidelity Central Funds		219,788
Total income		260,270,858
Expenses
Custodian fees and expenses	$19,417
Independent trustees' fees and expenses	13,361
Miscellaneous	2
Total expenses before reductions	32,780
Expense reductions	(2)
Total expenses after reductions		32,778
Net Investment income (loss)		260,238,080
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(219,183,048)
Fidelity Central Funds	(1,578)
Total net realized gain (loss)		(219,184,626)
Change in net unrealized appreciation (depreciation) on investment securities		(73,661,805)
Net gain (loss)		(292,846,431)
Net increase (decrease) in net assets resulting from operations		$(32,608,351)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,238,080	$339,995,932
Net realized gain (loss)	(219,184,626)	(467,469,438)
Change in net unrealized appreciation (depreciation)	(73,661,805)	375,327,641
Net increase (decrease) in net assets resulting from operations	(32,608,351)	247,854,135
Distributions to shareholders	(7,904,683)	(314,692,881)

Share transactions
Proceeds from sales of shares	1,511,399,946	2,245,894,953
Reinvestment of distributions	7,904,683	314,692,850
Cost of shares redeemed	(866,986,793)	(1,193,542,124)

Net increase (decrease) in net assets resulting from share transactions	652,317,836	1,367,045,679
Total increase (decrease) in net assets	611,804,802	1,300,206,933

Net Assets
Beginning of period	9,884,495,072	8,584,288,139
End of period	$10,496,299,874	$9,884,495,072

Other Information
Shares
Sold	199,461,401	288,482,846
Issued in reinvestment of distributions	1,042,016	41,460,846
Redeemed	(114,685,279)	(153,699,188)
Net increase (decrease)	85,818,138	176,244,504

Financial Highlights
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.66	$7.70	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.290	.579	.158
Net realized and unrealized gain (loss)	(.218)	(.077)	(2.494)	.061
Total from investment operations	(.024)	.213	(1.915)	.219
Distributions from net investment income	(.006)	(.253)	(.514)	(.089)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.006)	(.253)	(.515)	(.089)
Net asset value, end of period	$7.63	$7.66	$7.70	$10.13
Total Return D,E	(.31) %	2.81%	(19.04)%	2.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I,J	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I,J	-%	-%	-% I
Expenses net of all reductions H	-% I,J	-%	-%	-% I
Net investment income (loss)	5.18% I,J	3.73%	6.57%	4.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,496,300	$9,884,495	$8,584,288	$7,218,254
Portfolio turnover rate K	32 % I	31%	31% L	31% L

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,753,144,719	6,473,577	(227,547,707)	(221,074,130)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,177,969,269	12,724,134	(1,740,002,852)	(1,727,278,718)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	(72,850,801)	(68,720,056)	(141,570,857)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(197,360,285)	(398,067,633)	(595,427,918)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund

At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

1.9901940.102
SYI-SANN-0824
Fidelity® SAI Municipal Income Fund

Semi-Annual Report
June 30, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 94.5%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	161,482
Black Belt Energy Gas District Bonds:
Series 2022 B1, 4%, tender 10/1/27 (b)	4,705,000	4,719,404
Series 2022 C1, 5.25%, tender 6/1/29 (b)	19,000,000	20,051,394
Series 2022 E, 5%, tender 6/1/28 (b)	2,605,000	2,713,139
Series 2022 F, 5.5%, tender 12/1/28 (b)	15,000,000	15,921,000
Energy Southeast Ala Coop. District Bonds Series 2023 B1, 5.75%, tender 11/1/31 (b)	1,460,000	1,604,176
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/37	635,000	684,996
5.5% 10/1/54	825,000	865,797
Homewood Edl. Bldg. Auth. Rev.:
(CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C, 5.5% 10/1/49	670,000	709,431
Series 2019 A, 4% 12/1/49	4,220,000	3,745,214
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	915,000	976,599
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	1,840,000	1,865,281
Series 2021 A, 3% 2/1/46	1,000,000	767,179
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	148,970
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,081,187
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	795,000	795,848
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	189,392
5% 3/1/36	460,000	340,178
Southeast Energy Auth. Rev. Bonds:
Series 2022 A1, 5.5%, tender 12/1/29 (b)	7,400,000	7,930,859
Series 2022 B1, 5%, tender 8/1/28 (b)	1,970,000	2,046,693
TOTAL ALABAMA		68,318,219
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	176,683
4% 12/1/29	290,000	297,563
5% 12/1/28	400,000	427,985
5% 6/1/29	300,000	323,202
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	190,000	182,477
Alaska Muni. Bond Bank Series 2016 4, 5% 12/1/29 (c)	1,690,000	1,730,654
TOTAL ALASKA		3,138,564
Arizona - 3.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.52%, tender 1/1/37 (b)(d)	150,000	146,580
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	231,358
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 3% 2/1/45	4,525,000	3,680,856
Series 2021 A, 5% 2/1/29	410,000	440,420
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	30,250
5% 5/1/51	55,000	30,250
Series 2019 2, 3.625% 5/20/33	912,633	857,111
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	377,552
5% 7/1/38	550,000	606,686
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	4,930,000	4,953,127
Series 2007, 4.1%, tender 6/15/28 (b)(c)	2,080,000	2,091,764
Series 2022 2, 5%, tender 9/1/27 (b)(c)	17,910,000	18,385,713
Coconino County Poll. Cont. Corp. Rev. Bonds:
(Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	900,000	892,322
(Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	545,000	541,312
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	136,390
5% 7/1/31	190,000	199,063
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	14,836
5% 7/1/48	20,000	18,279
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	3,615,000	3,239,976
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	181,536
Series 2021 A:
3% 9/1/51	4,875,000	3,816,965
4% 9/1/51	295,000	277,604
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	212,563
6% 1/1/48 (e)	395,000	298,788
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,110,000	2,161,435
Series 2023 A2, 5%, tender 5/15/28 (b)	2,180,000	2,296,767
Series 2016 A, 5% 1/1/33	305,000	313,794
Series 2017 D, 3% 1/1/48	1,260,000	992,222
Series 2019 E, 3% 1/1/49	745,000	581,201
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	1,460,000	1,337,704
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	990,000	931,960
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (c)	55,000	56,451
5% 7/1/36 (c)	90,000	92,244
5% 7/1/37 (c)	65,000	66,537
Series 2017 B:
5% 7/1/29	125,000	131,319
5% 7/1/33	175,000	182,734
5% 7/1/36	205,000	213,755
5% 7/1/37	125,000	130,174
Series 2019 B:
5% 7/1/35 (c)	720,000	758,824
5% 7/1/49 (c)	2,315,000	2,373,789
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	442,906
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
3% 4/1/51	16,380,000	12,661,660
4% 4/1/46	1,905,000	1,811,507
Pima County Unified School District #1 Tucson Series 2024 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,395,000	1,599,285
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,486,156
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,685,524
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	480,132
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	404,823
TOTAL ARIZONA		74,854,204
California - 2.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	174,460
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,350,000	355,854
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	927,815
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,012
Series 2016, 5% 9/1/29	110,000	113,813
Series 2020, 4% 11/1/37	575,000	593,060
Series 2022, 4.75% 12/1/42	1,825,000	1,905,545
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	1,826,595	1,745,743
Series 2023 A1, 4.375% 9/20/36	2,709,942	2,816,964
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	190,000	214,184
5% 8/1/34	350,000	394,431
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (f)(g)	177,847	78,253
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/26 (AMBAC Insured)	10,445,000	9,760,295
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	70,169
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2013 B1, 3.95% 1/15/53 (b)	1,000,000	930,751
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/33 (Build America Mutual Assurance Insured) (c)	1,000,000	1,094,975
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	26,290,000	2,922,525
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	215,816
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	205,621
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,014
Los Angeles Dept. Arpt. Rev. Series 2019 F, 5% 5/15/31 (c)	1,330,000	1,409,201
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,533,131
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	32,904
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	255,000	259,052
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/37	1,225,000	1,403,253
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	192,259
Mount Diablo Unified School District Series 2022 B, 4% 8/1/31	285,000	304,076
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	227,640
Series 2011, 0% 8/1/46	60,000	21,939
Series B:
0% 8/1/37	395,000	244,804
0% 8/1/38	2,625,000	1,544,620
0% 8/1/39	1,410,000	788,620
0% 8/1/41	200,000	100,157
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	50,087
5% 9/1/26	65,000	65,894
5% 9/1/29	135,000	136,781
5% 9/1/31	60,000	60,800
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	233,566
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2023 B:
5.25% 7/1/36 (c)	4,000,000	4,510,661
5.25% 7/1/38 (c)	2,500,000	2,793,149
San Diego County Wtr. Auth. Rev. Series 2022 A:
5% 5/1/47	685,000	759,410
5% 5/1/52	1,160,000	1,274,149
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	128,451
Series 2008 E, 0% 7/1/47 (h)	440,000	343,759
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (c)	360,000	378,479
5% 5/1/49 (c)	3,960,000	4,041,766
Series 2019 B, 5% 5/1/49	275,000	288,339
Series 2019 E, 5% 5/1/50 (c)	395,000	402,847
Series 2022 A:
5% 5/1/26 (c)	920,000	943,695
5% 5/1/27 (c)	930,000	959,779
5% 5/1/28 (c)	1,245,000	1,300,116
5% 5/1/29 (c)	835,000	883,019
Series 2022 B, 5% 5/1/52	2,525,000	2,730,222
Series 2024 A:
5.25% 5/1/44 (c)	2,200,000	2,404,803
5.25% 5/1/49 (c)	1,840,000	1,986,794
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	400,159
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	256,106
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	230,202
TOTAL CALIFORNIA		60,164,989
Colorado - 2.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	128,056
5% 10/1/43	160,000	162,717
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	85,237
4% 9/1/36	65,000	65,123
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	6,390,000	6,783,528
Series 2019 A:
5% 11/1/25	540,000	550,004
5% 11/15/39	700,000	742,809
Series 2019 A1, 4% 8/1/44	4,960,000	4,825,257
Series 2019 A2:
3.25% 8/1/49	1,070,000	839,070
4% 8/1/49	1,240,000	1,176,098
5% 8/1/44	4,585,000	4,721,063
Series 2020 A, 4% 9/1/50	305,000	292,725
Series 2022 A, 5% 5/15/47	2,030,000	2,179,321
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	115,000	114,868
Series 2019 H, 4.25% 11/1/49	190,000	189,835
Series 2021 E, 3% 11/1/51	515,000	497,919
Series 2022 F, 5.25% 11/1/52	545,000	561,417
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,110,483
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (c)	175,000	180,650
5% 11/15/27 (c)	150,000	155,803
Series 2018 A:
4% 12/1/43 (c)	9,260,000	9,010,476
5% 12/1/27 (c)	3,220,000	3,346,319
5% 12/1/30 (c)	390,000	417,830
5% 12/1/34 (c)	260,000	287,833
5% 12/1/36 (c)	255,000	265,043
5% 12/1/37 (c)	505,000	523,629
Series 2022 A, 5% 11/15/33 (c)	3,815,000	4,161,672
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,662,083
5% 9/15/46	2,375,000	2,537,342
Series 2020 B:
5% 9/15/28	770,000	830,776
5% 9/15/29	1,430,000	1,571,692
Denver Health & Hosp. Auth. Healthcare Rev. Series 2019 A:
4% 12/1/38	1,250,000	1,152,581
4% 12/1/39	1,720,000	1,571,307
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	766,883
5% 9/1/40	820,000	821,772
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	2,050,000	2,050,855
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	297,283
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	247,998
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	48,664
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	80,932
TOTAL COLORADO		57,014,953
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	146,756
Series 2016 B, 5% 5/15/26	365,000	377,043
Series 2018 A, 5% 4/15/37	680,000	715,989
Series 2018 F:
5% 9/15/24	165,000	165,506
5% 9/15/25	165,000	168,539
Series 2021 A:
3% 1/15/39	380,000	337,140
3% 1/15/40	295,000	256,741
Series 2021 D, 5% 7/15/24	335,000	335,185
Series 2022 B, 4% 1/15/36	535,000	553,729
Series 2022 D, 5% 9/15/28	295,000	317,394
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	25,732
5% 7/1/27	20,000	20,871
5% 7/1/28	30,000	31,123
5% 7/1/29	20,000	20,790
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	3,115,000	3,062,274
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,640,000	1,631,682
Series 2017 C2, 2.8%, tender 2/3/26 (b)	5,250,000	5,176,057
Series 2016 K, 4% 7/1/46	445,000	397,192
Series 2019 A:
4% 7/1/49	1,000,000	906,129
5% 7/1/26 (e)	350,000	343,222
5% 7/1/26	2,875,000	2,892,231
5% 7/1/27 (e)	205,000	199,719
5% 7/1/49 (e)	420,000	351,336
Series 2019 Q-1, 5% 11/1/26	255,000	264,576
Series 2020 A, 4% 7/1/40	390,000	373,906
Series 2021 G:
4% 3/1/46	305,000	305,532
4% 3/1/51	490,000	489,901
Series 2021 S, 4% 6/1/51	380,000	365,862
Series 2022 M:
4% 7/1/39	585,000	573,373
4% 7/1/52	570,000	541,394
Series 2023 E, 5% 7/15/41	1,750,000	1,846,651
Series K1:
5% 7/1/27	25,000	25,389
5% 7/1/29	65,000	66,373
5% 7/1/30	50,000	51,049
5% 7/1/31	410,000	418,300
5% 7/1/33	80,000	81,429
5% 7/1/34	580,000	589,997
Series K3, 5% 7/1/43	605,000	599,567
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	320,000	308,754
Series 2023 A, 5.25% 11/15/53	6,590,000	6,906,385
Series C:
5% 11/15/24 (c)	295,000	295,985
5% 11/15/25 (c)	260,000	263,698
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2016 A, 5% 9/1/28	425,000	438,314
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	199,151
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	130,000	130,816
5% 4/1/39 (e)	295,000	296,077
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	57,290
Steelpointe Hbr. Infrastructure Impt. District:
(Steelpointe Hbr. Proj.) Series 2024, 6% 4/1/52 (e)	405,000	429,911
(Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	655,000	545,402
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	260,000	266,148
5% 11/1/36	1,500,000	1,591,648
TOTAL CONNECTICUT		36,755,258
Delaware - 0.0%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	320,622
Series 2020 A, 5% 1/1/31	294,000	326,432
TOTAL DELAWARE		647,054
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	388,029
5% 2/1/28	380,000	404,554
5% 2/1/29	505,000	547,087
Series 2021 E:
5% 2/1/27	1,285,000	1,343,791
5% 2/1/29	1,070,000	1,159,175
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,122,966
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	210,000	222,901
5% 10/1/32	265,000	281,178
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	1,290,000	973,235
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	3,010,000	2,828,155
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (c)	335,000	347,208
5% 10/1/30 (c)	415,000	430,066
5% 10/1/31 (c)	75,000	77,646
5% 10/1/32 (c)	115,000	119,050
5% 10/1/33 (c)	55,000	56,935
5% 10/1/35 (c)	125,000	129,321
5% 10/1/42 (c)	255,000	260,551
Series 2019 A, 5% 10/1/25 (c)	180,000	182,939
Series 2020 A:
5% 10/1/26 (c)	650,000	668,784
5% 10/1/27 (c)	225,000	233,370
5% 10/1/28 (c)	115,000	120,475
TOTAL DISTRICT OF COLUMBIA		12,897,416
Florida - 4.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	91,280
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	265,000	265,266
Series 2015 C, 5% 10/1/24 (c)	130,000	130,272
Series 2017:
5% 10/1/25 (c)	15,000	15,212
5% 10/1/26 (c)	50,000	51,282
5% 10/1/27 (c)	50,000	51,860
5% 10/1/29 (c)	135,000	139,809
5% 10/1/30 (c)	35,000	36,271
5% 10/1/32 (c)	175,000	180,569
5% 10/1/33 (c)	65,000	67,066
5% 10/1/34 (c)	65,000	67,065
5% 10/1/35 (c)	75,000	77,338
5% 10/1/36 (c)	100,000	102,984
5% 10/1/37 (c)	115,000	118,238
5% 10/1/42 (c)	655,000	666,075
5% 10/1/47 (c)	305,000	307,967
Series 2019 A:
5% 10/1/29 (c)	1,120,000	1,185,428
5% 10/1/49 (c)	705,000	720,668
Series A:
5% 10/1/28 (c)	150,000	151,883
5% 10/1/30 (c)	175,000	177,359
5% 10/1/31 (c)	150,000	151,906
5% 10/1/32 (c)	140,000	141,690
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	35,913
Series 2015 A, 5% 7/1/27	50,000	50,731
Series 2015 B, 5% 7/1/24	140,000	140,000
Series 2016, 5% 7/1/32	110,000	111,891
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	227,072
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	106,576
5% 7/1/32	620,000	628,571
Series 2016 A, 5% 7/1/33	70,000	71,623
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	710,000	528,937
4% 8/15/45	3,620,000	3,266,744
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	2,965,000	3,187,685
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (c)	5,260,000	5,502,020
5.5% 7/1/53 (c)	1,000,000	1,041,520
Florida Dev. Fin. Corp. Student H (SFP - Tampa I - The Henry Proj.) Series 2024 A1, 5% 6/1/44 (e)	1,700,000	1,733,233
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,000,000	1,016,590
Series 2023 C, 5%, tender 12/1/25 (b)	625,000	632,646
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	329,396
Series 2015 C:
5% 10/1/30	165,000	167,044
5% 10/1/40	100,000	100,860
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	113,028
5% 10/1/31	120,000	123,173
Series 2015 B:
5% 10/1/28	50,000	50,795
5% 10/1/30	90,000	91,321
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	50,000	51,444
Series 2016:
5% 10/1/24 (c)	150,000	150,389
5% 10/1/26 (c)	85,000	87,364
5% 10/1/27 (c)	50,000	51,860
Series 2017 A:
5% 10/1/25 (c)	15,000	15,249
5% 10/1/25 (Escrowed to Maturity) (c)	35,000	35,537
5% 10/1/27 (c)	25,000	25,930
5% 10/1/27 (Escrowed to Maturity) (c)	80,000	83,471
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (c)	150,000	156,275
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	165,000	171,902
5% 10/1/31 (c)	435,000	448,872
5% 10/1/34 (c)	305,000	314,689
5% 10/1/37 (c)	315,000	323,870
Series 2019 A, 5% 10/1/54 (c)	2,460,000	2,507,994
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A, 3.5% 8/1/55	580,000	459,158
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	155,000	160,390
JEA Wtr. & Swr. Sys. Rev. Series 2024 A:
5% 10/1/28	950,000	1,022,188
5% 10/1/29	750,000	820,639
5% 10/1/30	4,950,000	5,494,633
5% 10/1/31	3,400,000	3,819,932
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/29 (c)	80,000	80,648
5% 10/1/31 (c)	70,000	70,592
5% 10/1/35 (c)	275,000	275,332
5% 10/1/38 (c)	95,000	95,574
Series 2016 A:
5% 10/1/29	75,000	76,883
5% 10/1/31	90,000	92,512
Series 2017 B, 5% 10/1/40 (c)	875,000	890,129
Series 2020 A, 4% 10/1/39	490,000	490,253
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	3,000,000	1,755,783
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	50,000	50,038
Series 2016 A:
5% 7/1/32	215,000	219,235
5% 7/1/33	185,000	188,573
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 4.625%, tender 11/1/24 (b)	7,325,000	7,336,565
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	207,039
Series 2016 A:
5% 5/1/30	380,000	389,554
5% 5/1/32	505,000	517,787
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	228,025
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	116,371
Osceola County Trans. Impt. Rev. Series 2019 A2:
0% 10/1/50	5,175,000	1,331,159
0% 10/1/51	2,600,000	630,042
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (c)	70,000	70,146
5% 10/1/27 (c)	50,000	51,040
5% 10/1/29 (c)	55,000	56,262
5% 10/1/30 (c)	95,000	97,225
5% 10/1/31 (c)	65,000	66,462
5% 10/1/32 (c)	100,000	102,136
5% 10/1/33 (c)	215,000	219,586
5% 10/1/34 (c)	230,000	234,655
5% 10/1/35 (c)	240,000	244,499
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	209,707
5% 11/1/33	350,000	368,843
5% 11/1/36	370,000	388,137
5% 11/1/38	400,000	413,262
5% 11/1/40	400,000	410,091
5% 11/1/42	500,000	509,062
Series 2019, 4% 8/15/49	5,725,000	5,225,826
Palm Beach County Health Facilities Auth. Rev.:
Series 2021 C, 4% 5/15/28	1,280,000	1,238,441
Series 2023 C, 7.625% 5/15/58	1,450,000	1,615,687
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	243,437
5% 8/1/29	300,000	304,105
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	430,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	262,151
5% 10/1/32	315,000	322,215
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	125,609
5% 8/15/26	170,000	174,961
5% 8/15/27	115,000	120,212
5% 8/15/28	75,000	78,394
5% 8/15/30	165,000	172,144
5% 8/15/31	160,000	166,728
5% 8/15/32	115,000	119,657
5% 8/15/34	325,000	337,673
5% 8/15/35	215,000	222,947
5% 8/15/42	335,000	340,957
5% 8/15/47	495,000	500,886
Series 2017, 4% 8/15/47	10,390,000	9,670,628
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	55,139
Series 2015 A, 5% 12/1/40	110,000	110,199
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
4% 7/1/45	1,230,000	1,178,336
5% 7/1/50	1,320,000	1,358,119
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/35	1,575,000	984,488
0% 9/1/37	235,000	133,397
0% 9/1/49	765,000	221,930
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	67,540
5% 10/15/49	125,000	129,148
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	51,067
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	260,046
TOTAL FLORIDA		85,061,917
Georgia - 2.6%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (c)	140,000	141,845
Series 2022 B, 5% 7/1/34 (c)	1,005,000	1,093,005
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	930,000	623,953
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 9, 3.8%, tender 5/21/26 (b)	1,700,000	1,704,326
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	527,972
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,504,544
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	265,000
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	104,051
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	2,845,000	2,323,327
Georgia Gen. Oblig. Series 2022 A, 5% 7/1/33	1,025,000	1,175,492
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	330,567
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	192,587
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	296,554
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	181,392
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	210,290
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	150,216
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	167,015
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	317,896
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	188,582
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	280,180
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	193,971
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	647,136
5% 6/1/32	880,000	973,430
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	102,862
5% 8/1/39	105,000	105,236
5% 8/1/43	140,000	140,213
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	415,215
4% 7/1/43	435,000	424,004
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	16,725,000	16,793,315
Series 2021 C, 4%, tender 12/1/28 (b)	1,390,000	1,394,416
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,876,666
Series 2022 E, 4%, tender 12/1/29 (b)	5,470,000	5,488,295
Series 2023 A, 5%, tender 6/1/30 (b)	6,860,000	7,251,840
Series 2023 C, 5%, tender 9/1/30 (b)	5,550,000	5,892,330
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/37	295,000	298,562
5% 4/1/30	160,000	172,579
5% 4/1/36	165,000	179,654
Series 2020 B:
4% 9/1/37	395,000	405,330
4% 9/1/38	515,000	524,350
5% 9/1/25	365,000	371,718
TOTAL GEORGIA		55,429,916
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2018 A:
5% 7/1/29 (c)	65,000	67,946
5% 7/1/30 (c)	75,000	78,473
5% 7/1/31 (c)	75,000	77,909
5% 7/1/32 (c)	75,000	77,904
5% 7/1/33 (c)	75,000	77,896
5% 7/1/48 (c)	4,170,000	4,242,702
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	60,000	60,119
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	251,318
5% 11/1/25	110,000	112,604
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,130,000	3,192,181
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/27	1,680,000	1,734,278
TOTAL HAWAII		9,973,330
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,816
Illinois - 10.0%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	464,962
Series 2015 C, 5.25% 12/1/39	85,000	85,013
Series 2016 B, 6.5% 12/1/46	100,000	103,917
Series 2017 A, 7% 12/1/46 (e)	140,000	150,775
Series 2017 C:
5% 12/1/24	290,000	291,013
5% 12/1/25	165,000	167,131
5% 12/1/26	100,000	102,282
5% 12/1/30	130,000	133,357
Series 2017 D:
5% 12/1/24	100,000	100,349
5% 12/1/31	150,000	153,439
Series 2018 A:
5% 12/1/25	100,000	101,292
5% 12/1/26	100,000	102,282
5% 12/1/28	240,000	249,388
5% 12/1/30	350,000	362,967
5% 12/1/32	100,000	103,318
5% 12/1/35	100,000	102,865
Series 2018 C, 5% 12/1/46	900,000	902,435
Series 2019 A:
5% 12/1/28	165,000	171,454
5% 12/1/30	340,000	354,325
5% 12/1/31	190,000	197,489
5% 12/1/33	455,000	472,836
Series 2022 A:
4% 12/1/47	1,500,000	1,315,307
5% 12/1/47	780,000	786,700
Series 2022 B:
4% 12/1/35	585,000	574,862
4% 12/1/36	1,005,000	981,622
Series 2023 A, 6% 12/1/49	12,500,000	13,754,438
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	306,841
Series 2019 A, 5% 1/1/40	700,000	719,564
Series 2020 A:
5% 1/1/29	870,000	917,598
5% 1/1/30	1,605,000	1,707,302
Series 2021 A:
5% 1/1/32	1,530,000	1,640,424
5% 1/1/34	260,000	278,218
Series 2023 A:
5.25% 1/1/37	1,950,000	2,111,447
5.25% 1/1/38	2,290,000	2,469,244
5.5% 1/1/40	2,250,000	2,434,177
5.5% 1/1/43	5,725,000	6,032,029
Chicago Midway Arpt. Rev.:
Series 2016 A:
4% 1/1/33 (c)	375,000	372,452
5% 1/1/28 (c)	100,000	101,107
Series 2016 B:
4% 1/1/35	80,000	79,934
5% 1/1/36	100,000	101,738
5% 1/1/37	135,000	137,260
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (c)	305,000	306,049
Series 2015 C, 5% 1/1/46 (c)	120,000	120,043
Series 2016 B, 5% 1/1/34	310,000	315,621
Series 2016 C:
5% 1/1/33	140,000	142,539
5% 1/1/34	160,000	162,901
Series 2016 G:
5% 1/1/37 (c)	100,000	101,949
5% 1/1/42 (c)	100,000	100,833
5.25% 1/1/29 (c)	20,000	20,608
5.25% 1/1/31 (c)	20,000	20,638
Series 2017 A, 5% 1/1/31	180,000	186,639
Series 2017 B:
5% 1/1/35	105,000	108,536
5% 1/1/37	430,000	443,742
Series 2017 C:
5% 1/1/30	30,000	31,093
5% 1/1/31	30,000	31,107
5% 1/1/32	30,000	31,051
Series 2017 D:
5% 1/1/28 (c)	150,000	153,891
5% 1/1/29 (c)	125,000	128,066
5% 1/1/32 (c)	135,000	138,042
5% 1/1/34 (c)	205,000	209,608
5% 1/1/35 (c)	150,000	153,178
5% 1/1/36 (c)	190,000	193,902
5% 1/1/37 (c)	100,000	101,949
Series 2018 A:
5% 1/1/37 (c)	1,030,000	1,068,993
5% 1/1/39 (c)	1,005,000	1,035,177
5% 1/1/48 (c)	165,000	166,929
5% 1/1/53 (c)	285,000	286,856
Series 2018 B, 4% 1/1/44	2,005,000	1,959,828
Series 2022 A:
4.5% 1/1/48 (c)	4,700,000	4,694,018
5% 1/1/30 (c)	225,000	238,682
5% 1/1/31 (c)	230,000	246,483
Series 2022 C:
5% 1/1/28 (c)	690,000	716,648
5% 1/1/29 (c)	500,000	524,396
5% 1/1/30 (c)	810,000	859,256
5% 1/1/31 (c)	600,000	642,999
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	135,000	137,793
5% 7/1/48 (c)	1,140,000	1,146,979
Chicago Transit Auth. Series 2022 A, 4% 12/1/49	6,000,000	5,750,095
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	15,000	15,152
5% 6/1/26	10,000	10,225
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	290,000	301,008
5% 11/15/27	140,000	144,234
5% 11/15/28	185,000	190,681
5% 11/15/29	230,000	237,009
5% 11/15/30	255,000	263,182
Series 2021 A, 5% 11/15/33	550,000	600,549
Series 2021 B:
4% 11/15/25	215,000	216,564
4% 11/15/26	110,000	111,611
4% 11/15/27	110,000	112,080
4% 11/15/28	55,000	56,212
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	175,000	142,649
2% 12/15/34	180,000	144,725
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	1,000,000	964,812
Illinois Fin. Auth.:
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	2,905,000	2,937,381
Series 2020 A:
3% 5/15/50	2,650,000	2,064,175
3% 5/15/50 (Build America Mutual Assurance Insured)	1,045,000	818,059
3.25% 8/15/49	465,000	361,081
4% 5/15/50	1,760,000	1,624,576
Series 2021 A, 3% 8/15/48	4,100,000	3,119,487
Series 2022 A:
5% 10/1/35	330,000	342,255
5.5% 10/1/39	750,000	789,028
Series 2023 A:
5% 5/15/33	400,000	457,934
5% 5/15/34	450,000	516,015
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	2,785,000	2,411,455
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	62,614
5% 8/1/30	45,000	46,967
5% 8/1/32	60,000	62,582
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	50,206
5% 10/1/29	50,000	51,434
5% 10/1/30	50,000	51,434
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,520,864
5% 5/15/43	2,105,000	2,129,000
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	58,019
4% 2/15/33	15,000	15,091
5% 2/15/29	310,000	321,023
5% 2/15/36	70,000	72,531
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	50,359
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,144
Series 2013:
5% 11/15/28	145,000	145,053
5% 11/15/29	70,000	70,029
Series 2015 A, 4% 11/15/39	3,825,000	3,639,081
Series 2015 C, 4.125% 8/15/37	45,000	42,857
Series 2016 A:
5% 2/15/29	260,000	265,693
5% 2/15/30	275,000	281,043
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,162
5% 2/15/31	220,000	224,865
5% 2/15/32	215,000	219,742
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	30,996
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	25,752
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	134,316
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	108,160
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	31,055
Series 2016 B:
5% 8/15/31	375,000	388,344
5% 8/15/32	305,000	314,999
5% 8/15/34	380,000	392,169
5% 8/15/36	530,000	545,391
Series 2016 C:
3.75% 2/15/34	75,000	72,650
4% 2/15/36	315,000	312,821
4% 2/15/41	1,855,000	1,811,859
5% 2/15/31	1,415,000	1,465,812
5% 2/15/32	225,000	233,058
5% 2/15/34	180,000	186,570
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,066
5% 5/15/29	65,000	66,341
5% 12/1/29	85,000	86,708
5% 5/15/30	135,000	137,568
5% 12/1/33	115,000	117,110
Series 2017 A, 5% 8/1/42	45,000	45,570
Series 2017:
5% 1/1/29	170,000	176,447
5% 7/1/34	285,000	295,784
5% 7/1/35	240,000	249,073
Series 2019, 4% 9/1/35	145,000	129,918
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	185,175
5% 2/1/26	140,000	140,133
5% 4/1/28	115,000	115,089
5% 5/1/28	110,000	110,077
5% 2/1/39	865,000	864,981
5.25% 2/1/31	20,000	20,017
Series 2016:
5% 6/1/26	60,000	61,577
5% 2/1/27	340,000	351,864
Series 2017 C, 5% 11/1/29	870,000	906,467
Series 2017 D, 5% 11/1/27	1,050,000	1,098,216
Series 2020 C, 4.125% 10/1/36	3,000,000	3,042,041
Series 2020, 5.5% 5/1/39	6,230,000	6,819,810
Series 2021 A:
4% 3/1/39	1,180,000	1,155,597
5% 3/1/34	1,035,000	1,120,494
5% 3/1/46	2,165,000	2,257,484
Series 2022 A:
5% 3/1/29	645,000	685,655
5% 3/1/31	705,000	765,930
5% 3/1/36	1,820,000	1,988,774
Series 2023 B:
5.25% 5/1/39	3,810,000	4,208,035
5.25% 5/1/41	1,330,000	1,455,850
Series 2023 D:
4% 7/1/37	9,500,000	9,410,061
5% 7/1/29	3,210,000	3,424,751
Series 2024 B:
5% 5/1/35	1,875,000	2,092,595
5% 5/1/40	1,415,000	1,549,618
5.25% 5/1/44	1,250,000	1,371,857
5.25% 5/1/49	925,000	998,154
Series June 2016, 3.5% 6/1/29	1,375,000	1,336,942
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	725,000	699,285
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 2023, 4%, tender 6/1/25 (b)	1,665,000	1,665,005
Series 2019, 2.9% 7/1/35	424,996	367,913
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 D, 2.7% 10/1/34	310,000	273,008
Series D, 3.75% 4/1/50	55,000	54,325
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	207,284
Illinois Sales Tax Rev. Series 2024 A:
5% 6/15/31	2,845,000	3,110,467
5% 6/15/32	2,385,000	2,635,524
5% 6/15/33	3,445,000	3,845,041
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	361,384
Series 2019 A, 5% 1/1/44	140,000	145,928
Series 2021 A, 5% 1/1/43	4,670,000	5,073,164
Series A:
5% 1/1/40	335,000	366,243
5% 1/1/41	880,000	957,540
5% 1/1/45	2,975,000	3,162,905
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	360,387
5% 2/1/35	255,000	258,635
5% 2/1/36	435,000	440,600
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,364,098
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	15,000,000	6,088,215
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	588,249
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	62,670
Series 2012 B, 0% 12/15/51	660,000	162,382
Series 1994:
0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	285,397
0% 6/15/29 (FGIC Insured)	445,000	364,268
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	166,410
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	485,000	358,296
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,460,702
Series 2017 B:
0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	5,000,000	1,023,928
5% 12/15/25	50,000	50,868
5% 12/15/26	165,000	169,710
5% 12/15/27	20,000	20,833
5% 12/15/31	35,000	36,469
5% 12/15/34	20,000	20,835
Series 2020 A, 5% 6/15/50	560,000	578,700
Series 2020 B, 5% 6/15/42	675,000	713,713
Series 2022 A:
0% 12/15/36	65,000	38,362
0% 12/15/39	515,000	258,504
0% 12/15/40	430,000	203,750
0% 12/15/41	1,225,000	549,159
4% 6/15/52	5,875,000	5,436,415
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	417,900
Peoria County Gen. Oblig. Series 2023 A, 4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	1,145,000	1,126,766
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	1,275,000	1,313,039
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	140,000	144,177
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/33	2,235,000	2,497,153
Series 2023 D, 5% 1/1/35	1,255,000	1,400,323
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	1,505,000	1,569,643
Univ. of Illinois Rev.:
Series 2018 A, 5% 4/1/30	210,000	222,366
Series 2023:
5% 10/1/28	475,000	500,053
5% 10/1/29	970,000	1,030,854
5% 10/1/30	1,150,000	1,234,567
5% 10/1/31	1,825,000	1,972,836
5% 10/1/32	1,350,000	1,470,087
5.5% 10/1/39	1,360,000	1,521,455
5.5% 10/1/40	615,000	684,769
5.5% 10/1/41	1,660,000	1,845,947
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	45,000	41,530
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	242,332
TOTAL ILLINOIS		210,889,351
Indiana - 0.5%
Indiana Fin. Auth. Edl. Facilities Rev. (Depauw Univ. Proj.) Series 2022 A, 5% 7/1/32	1,005,000	1,070,133
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	83,444
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	140,000	130,501
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2023 B1, 5%, tender 7/1/28 (b)	2,010,000	2,121,451
Series 2016 A, 4% 11/1/51	3,100,000	2,908,920
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	360,976
Series 2016:
5% 9/1/26	65,000	66,926
5% 9/1/27	30,000	30,894
5% 9/1/28	155,000	159,370
5% 9/1/29	75,000	77,199
5% 9/1/30	70,000	72,063
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	515,000	562,051
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	153,565
Series 2021 B, 3% 7/1/50	120,000	116,330
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	352,858
Series 2016:
4% 1/1/32 (c)	50,000	49,765
4% 1/1/33 (c)	50,000	49,660
4% 1/1/34 (c)	65,000	64,515
4% 1/1/35 (c)	140,000	138,819
5% 1/1/26 (c)	55,000	55,946
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	63,919
5% 7/1/35	120,000	127,600
5% 7/1/36	130,000	138,019
5% 7/1/37	120,000	127,148
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	507,833
Series 2020, 4% 4/1/37	245,000	241,503
TOTAL INDIANA		9,831,408
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	1,205,000	907,528
Series A:
5% 5/15/43	70,000	66,947
5% 5/15/48	710,000	655,991
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	4,580,000	4,754,472
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/29 (c)	310,000	325,421
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	299,566
4% 6/1/36	295,000	296,557
4% 6/1/39	295,000	288,562
5% 6/1/32	265,000	285,955
Series 2021 B1, 4% 6/1/49	50,000	49,584
TOTAL IOWA		7,930,583
Kentucky - 2.4%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	655,000	557,702
Boyle County Edl. Facilities Rev. Series 2023 A, 5% 6/1/39	6,010,000	6,467,684
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	81,738
5% 1/1/31	75,000	76,468
5% 1/1/32	75,000	76,472
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	955,180
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	1,750,000	1,772,074
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	50,000	51,532
5% 5/1/29	275,000	289,719
5% 5/1/32	70,000	74,056
5% 5/1/33	55,000	58,202
5% 5/1/34	65,000	68,930
5% 5/1/35	40,000	42,189
5% 5/1/36	30,000	31,631
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	3,015,000	3,160,460
Series 2024 A1, 5.25%, tender 2/1/32 (b)	5,465,000	5,900,198
Series A, 4%, tender 6/1/26 (b)	2,760,000	2,771,754
Series 2024 A1:
5% 8/1/29	2,405,000	2,499,244
5% 8/1/30	2,400,000	2,511,000
5% 8/1/31	2,605,000	2,737,538
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	132,878
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	165,111
Series 2023 B, 5%, tender 10/1/29 (b)	8,260,000	8,790,689
Series 2020 A:
3% 10/1/43	1,950,000	1,526,515
5% 10/1/37	360,000	377,626
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	9,375,000	9,428,899
TOTAL KENTUCKY		50,605,489
Louisiana - 0.5%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	520,000	559,907
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	146,197
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/49	6,440,000	6,047,106
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	100,000	103,531
5% 12/15/29	70,000	72,441
5% 12/15/30	140,000	144,791
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (c)	265,000	266,064
5% 1/1/31 (c)	125,000	125,461
Series 2017 B:
5% 1/1/27 (c)	20,000	20,555
5% 1/1/28 (c)	10,000	10,233
5% 1/1/32 (c)	20,000	20,427
5% 1/1/33 (c)	35,000	35,745
5% 1/1/34 (c)	10,000	10,213
5% 1/1/35 (c)	20,000	20,424
5% 1/1/37 (c)	295,000	300,750
Series 2017 D2:
5% 1/1/27 (c)	25,000	25,694
5% 1/1/28 (c)	35,000	35,816
5% 1/1/31 (c)	30,000	30,673
5% 1/1/33 (c)	50,000	51,064
5% 1/1/34 (c)	60,000	61,277
5% 1/1/36 (c)	45,000	45,924
5% 1/1/37 (c)	80,000	81,559
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,470,000	1,470,000
TOTAL LOUISIANA		9,685,852
Maine - 0.3%
Brunswick Series 2020, 2.25% 11/1/35	380,000	313,941
City of South Portland Series 2022 C, 2.5% 7/15/32	1,355,000	1,209,848
Lewiston 52850C Series 2021:
1.5% 2/15/34	1,435,000	1,082,961
1.75% 2/15/40	1,270,000	836,271
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	120,000	104,545
4% 7/1/46	165,000	135,017
5% 7/1/41	525,000	511,539
5% 7/1/46	1,400,000	1,305,264
Series 2017 B:
4% 7/1/25	20,000	20,049
4% 7/1/31	35,000	35,204
4% 7/1/32	25,000	25,095
4% 7/1/34	50,000	50,148
5% 7/1/26	15,000	15,381
5% 7/1/28	25,000	25,936
5% 7/1/29	20,000	20,721
5% 7/1/33	50,000	51,949
5% 7/1/35	40,000	41,573
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	370,000	379,285
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	55,766
5% 7/1/36	130,000	131,401
5% 7/1/38	35,000	35,268
TOTAL MAINE		6,387,162
Maryland - 1.4%
Anne Arundel County Gen. Oblig. Series 2021:
3% 10/1/37	1,710,000	1,569,859
5% 4/1/28	1,240,000	1,326,728
Baltimore Proj. Rev. (Wtr. Projs.) Series 2020 A:
4% 7/1/45	585,000	578,584
5% 7/1/50	645,000	679,148
City of Westminster Series 2016:
5% 11/1/27	130,000	132,784
5% 11/1/28	140,000	143,082
5% 11/1/29	145,000	148,389
5% 11/1/30	155,000	158,521
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	139,236
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	485,000	482,118
Series 2019 C, 3.5% 3/1/50	995,000	978,861
Series 2023 E, 6.25% 3/1/54	410,000	444,609
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (c)	530,000	490,046
5% 8/1/46 (c)	1,175,000	1,223,578
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	67,960
5% 6/1/35	100,000	104,518
Maryland Gen. Oblig.:
Series 2022 2C, 4% 3/1/29	1,260,000	1,313,308
Series 2022 2D, 4% 8/1/28	2,500,000	2,591,739
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	1,540,000	1,549,542
Series 2021 A:
3% 7/1/46	3,970,000	3,267,278
3% 7/1/51	1,385,000	1,094,663
4% 6/1/55	200,000	172,730
5% 6/1/29	55,000	57,075
5% 6/1/33	130,000	135,970
Series 2023, 5% 7/1/26	600,000	614,176
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	85,000	77,988
5% 7/1/35	35,000	35,622
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,057,823
5% 6/1/52	455,000	480,764
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	260,000	253,014
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/33	1,000,000	1,059,568
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	1,940,000	1,856,596
2.625% 6/1/27 (c)	1,590,000	1,499,407
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	759,210
5% 10/1/28	1,055,000	1,130,063
TOTAL MARYLAND		28,674,557
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2016 A, 0% 7/1/32	2,230,000	1,688,992
Series 2021 A1, 5% 7/1/34	1,100,000	1,230,890
Massachusetts Clean Wtr. Trust Series 2023 25B:
5% 2/1/38	1,200,000	1,374,174
5% 2/1/39	1,210,000	1,376,039
5% 2/1/41	1,000,000	1,126,073
5% 2/1/43	1,000,000	1,116,986
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,590,574
Series 2022 B, 5% 6/1/52	20,000,000	21,469,836
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	85,951
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/57 (e)	1,750,000	1,750,904
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	205,925
5% 7/1/34	215,000	226,522
Series 2017, 4% 7/1/41	505,000	495,834
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	44,835
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	50,868
5% 10/1/28	55,000	55,973
5% 10/1/29	55,000	56,001
5% 10/1/31	60,000	61,052
5% 10/1/32	65,000	66,095
Series 2016:
5% 10/1/29	50,000	51,369
5% 10/1/30	75,000	77,021
5% 7/1/31	85,000	86,712
5% 10/1/31	80,000	82,120
5% 10/1/43	440,000	440,576
Series 2019 A, 5% 7/1/26	795,000	798,260
Series 2019, 5% 9/1/59	465,000	483,487
Series 2020 A:
4% 7/1/45	930,000	822,592
5% 10/15/29	1,470,000	1,620,072
Series 2021 V, 5% 7/1/55	1,595,000	1,874,970
Series 2022, 5% 10/1/38	2,500,000	2,791,598
Series J2, 5% 7/1/53	2,055,000	2,085,682
Series M:
4% 10/1/50	930,000	783,283
5% 10/1/45	700,000	702,718
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	410,000	410,000
Series 2017 A, 5% 7/1/25 (c)	1,140,000	1,156,020
Series 2019 B, 5% 7/1/27 (c)	200,000	205,644
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	295,000	308,173
Series 2019 C, 5% 5/1/49	460,000	481,487
Series D, 5% 7/1/45	4,525,000	4,829,988
Series E, 5% 11/1/45	13,710,000	14,678,924
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	730,000	706,151
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	108,327
5% 7/1/34	55,000	56,746
5% 7/1/38	80,000	82,255
Series 2016 B, 5% 7/1/43 (c)	435,000	439,982
Series 2019 A, 5% 7/1/40 (c)	145,000	151,231
Series 2021 E:
5% 7/1/37 (c)	1,205,000	1,300,394
5% 7/1/41 (c)	2,040,000	2,164,646
5% 7/1/46 (c)	390,000	409,319
5% 7/1/51 (c)	2,645,000	2,751,996
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	435,000	444,286
Massachusetts St Dev. Fin. Agcy. R Series 2024 B, 5% 2/15/34	20,000,000	23,580,060
TOTAL MASSACHUSETTS		101,039,613
Michigan - 1.0%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	163,241
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	605,000	476,539
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	129,682
5% 7/1/48	535,000	549,789
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2023 B, 5.25% 7/1/53	2,750,000	3,024,083
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	122,676
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	3,560,000	3,394,888
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	243,285
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,202
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	160,251
Series 2015 MI, 5% 12/1/24	225,000	226,226
Series 2019 A, 3% 12/1/49	815,000	636,460
Series 2020 A, 4% 6/1/49	1,725,000	1,563,550
Series 2021:
4% 9/1/39	175,000	171,247
4% 9/1/40	175,000	169,331
4% 9/1/41	145,000	139,317
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	73,169
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,295
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2019 A1, 3.6% 10/1/60	4,335,000	3,562,590
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,190,000	1,168,764
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	1,280,000	889,110
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	314,709
5% 3/1/41	315,000	329,266
5% 3/1/44	615,000	637,245
5% 3/1/50	1,000,000	1,030,380
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	148,789
5% 11/1/31	130,000	133,141
5% 11/1/36	15,000	15,293
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	435,872
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	75,844
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	60,670
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	60,622
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	65,625
5% 12/1/31	20,000	20,962
5% 12/1/32	20,000	20,961
5% 12/1/34	35,000	36,620
5% 12/1/35	30,000	31,364
5% 12/1/37	20,000	20,828
Series 2017 B:
5% 12/1/29 (c)	30,000	30,989
5% 12/1/30 (c)	35,000	36,052
5% 12/1/31 (c)	40,000	41,144
5% 12/1/32 (c)	25,000	25,834
5% 12/1/32 (c)	30,000	30,856
5% 12/1/34 (c)	30,000	30,998
5% 12/1/35 (c)	30,000	30,974
5% 12/1/37 (c)	45,000	46,309
5% 12/1/42 (c)	50,000	50,887
Series 2018 B, 5% 12/1/48 (c)	295,000	299,437
Series 2018 D, 5% 12/1/29 (c)	235,000	245,992
TOTAL MICHIGAN		21,187,358
Minnesota - 1.2%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	141,358
Series 2017, 5% 5/1/25	40,000	40,250
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	1,082,777	859,782
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	7,700,000	8,305,025
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	41,374
5% 10/1/45	85,000	85,298
Minnesota Hsg. Fin. Agcy.:
Series 2022 M, 6% 1/1/53	7,065,000	7,488,732
Series 2023 E, 6.25% 7/1/54	370,000	401,551
Series 2023 F, 5.75% 7/1/53	310,000	328,464
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/27 (c)	1,125,000	1,152,321
5% 11/1/28 (c)	1,400,000	1,442,621
5% 11/1/29 (c)	2,000,000	2,091,012
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	30,000	30,000
Sauk Rapids Minn Independent School District # 47 Series 2020 A:
2.5% 2/1/37	2,785,000	2,317,420
2.5% 2/1/38	1,000,000	811,788
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	362,344
TOTAL MINNESOTA		25,899,340
Mississippi - 0.1%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	1,743,701	836,977
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	330,000	318,759
5% 6/1/27	210,000	218,526
TOTAL MISSISSIPPI		1,374,262
Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	36,116
5% 3/1/31	80,000	82,316
5% 3/1/36	155,000	158,860
Series 2021, 4% 3/1/46	650,000	620,082
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	145,000	150,555
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	49,261
3.25% 2/1/28	50,000	49,428
5% 2/1/29	65,000	65,737
5% 2/1/31	130,000	131,433
5% 2/1/33	145,000	146,396
5% 2/1/36	135,000	136,386
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2021 C, 3.25% 11/1/52	380,000	369,040
Series 2023 E, 6.5% 5/1/54	940,000	1,050,566
Series 2019, 4% 5/1/50	30,000	29,809
Series 2021 A, 3% 5/1/52	635,000	613,207
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	73,719
5.25% 9/1/53	1,335,000	1,317,235
TOTAL MISSOURI		5,080,146
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	5,000	4,978
Series 2019 B, 4% 6/1/50	20,000	19,871
Series 2022 C, 6% 6/1/53	2,125,000	2,254,810
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,510,000	1,997,561
TOTAL MONTANA		4,277,220
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	5,025,000	5,293,114
Series 2019, 4%, tender 8/1/25 (b)	6,790,000	6,797,079
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	50,572
5% 7/1/36	35,000	36,404
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	440,000	329,509
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	75,000	73,861
Series 2019 E, 3.75% 9/1/49 (c)	80,000	78,821
Series 2020 A, 3.5% 9/1/50	1,315,000	1,291,302
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	126,722
5% 1/1/40	55,000	55,566
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (c)	15,000	15,292
5% 12/15/25 (Escrowed to Maturity) (c)	5,000	5,094
5% 12/15/26 (c)	40,000	41,362
5% 12/15/26 (Escrowed to Maturity) (c)	35,000	36,154
5% 12/15/27 (c)	30,000	30,706
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,660
5% 12/15/30 (c)	40,000	41,050
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (c)	35,000	36,154
5% 12/15/31 (c)	20,000	20,513
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,660
5% 12/15/33 (c)	20,000	20,465
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,660
5% 12/15/35 (c)	55,000	56,112
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (c)	45,000	46,484
5% 12/15/36 (c)	15,000	15,288
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (c)	10,000	10,330
TOTAL NEBRASKA		14,569,934
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	140,000
Series 2019 A, 5% 7/1/26	570,000	589,037
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	45,000	44,722
Series 2021 B, 3% 10/1/51	2,200,000	2,113,983
TOTAL NEVADA		2,887,742
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	780,000	613,862
5% 8/15/26	190,000	195,623
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	520,000	544,892
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	413,233	405,408
Series 2023 2A, 3.875% 1/20/38	3,548,629	3,342,365
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	62,985
5% 8/1/29	55,000	57,508
5% 8/1/30	50,000	52,139
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	137,283
5% 7/1/32	195,000	205,716
5% 7/1/33	175,000	184,302
5% 7/1/34	270,000	284,470
5% 7/1/35	285,000	300,452
5% 7/1/36	300,000	315,731
5% 7/1/37	260,000	272,886
Series 2017, 5% 7/1/44	665,000	617,992
Series 2023 B, 5% 11/1/43 (c)	1,205,000	1,254,596
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	135,380
5% 7/1/24	50,000	50,000
5% 7/1/25	60,000	60,000
5% 7/1/27	25,000	24,986
Series 2016:
4% 10/1/38	120,000	113,772
5% 10/1/24	105,000	105,211
5% 10/1/25	105,000	106,547
5% 10/1/29	340,000	346,657
5% 10/1/31	265,000	270,015
5% 10/1/33	205,000	208,643
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,375,394	2,287,408
New Hampshire St Hsg. Fin. Series 2023 4:
3.625% 4/1/26	415,000	416,898
3.7% 1/1/27	1,335,000	1,339,330
TOTAL NEW HAMPSHIRE		14,313,057
New Jersey - 7.2%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	56,683
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	133,698
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	66,758
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	66,717
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	68,377
Series 2015, 5.25% 6/15/27	400,000	405,165
Series 2020 A, 4% 11/1/44	1,015,000	997,127
Series 2023 RRR, 5% 3/1/25	3,750,000	3,782,103
Series A:
5% 11/1/31	665,000	716,124
5% 11/1/36	745,000	798,743
Series QQQ:
4% 6/15/46	850,000	830,833
4% 6/15/50	4,215,000	4,026,217
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	72,715
Series LLL, 5% 6/15/44	335,000	350,561
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	6,160,000	6,077,531
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	107,298
5% 7/1/32	120,000	122,553
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/26	4,305,000	4,448,183
5% 6/1/29	325,000	352,708
Series 2021, 2% 6/1/36	525,000	402,046
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/27	40,000	41,156
5% 7/1/28	20,000	20,559
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,730,000	2,807,295
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,025
5% 7/1/30	50,000	51,337
Series 2016:
4% 7/1/48	1,610,000	1,444,853
5% 7/1/41	185,000	185,522
Series 2021, 3% 7/1/39	590,000	528,216
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (c)	1,000,000	1,015,591
Series 2017 1A:
5% 12/1/24 (c)	2,600,000	2,613,092
5% 12/1/25 (c)	2,500,000	2,538,977
5% 12/1/26 (c)	1,970,000	2,011,476
Series 2018 B:
5% 12/1/25 (c)	215,000	218,352
5% 12/1/26 (c)	305,000	311,421
5% 12/1/27 (c)	750,000	772,101
5% 12/1/28 (c)	1,000,000	1,030,155
Series 2019 A, 5% 12/1/25	95,000	96,942
Series 2020:
5% 12/1/24 (c)	425,000	427,140
5% 12/1/24 (c)	205,000	206,032
5% 12/1/27 (c)	165,000	169,862
5% 12/1/28 (c)	295,000	305,169
Series 2022 A:
5% 12/1/25 (c)	550,000	558,575
5% 12/1/26 (c)	205,000	209,316
Series 2022 B, 5% 12/1/26 (c)	2,100,000	2,144,213
Series 2023 A, 5% 12/1/31 (c)	2,375,000	2,523,761
Series 2023 B, 5% 12/1/31 (c)	7,590,000	8,065,407
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 5/1/26 (c)	1,675,000	1,686,885
5% 5/1/27 (c)	1,765,000	1,779,684
5% 11/1/27 (c)	1,795,000	1,812,805
5% 5/1/28 (c)	1,835,000	1,853,769
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	3,225,000	3,334,236
Series 2018 B, 5% 6/1/46	5,765,000	5,817,735
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	236,245
Series 2022 B, 5% 1/1/46	7,000,000	7,609,679
Series 2024 C:
5% 1/1/42 (i)	1,915,000	2,113,871
5% 1/1/43 (i)	2,015,000	2,214,158
5% 1/1/44 (i)	2,685,000	2,940,317
5% 1/1/45 (i)	2,395,000	2,613,927
Series 2024, 5% 1/1/30 (i)	2,380,000	2,617,453
Series D, 5% 1/1/28	245,000	250,907
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,524,925
Series 2006 C:
0% 12/15/25	2,500,000	2,370,429
0% 12/15/30 (FGIC Insured)	2,420,000	1,900,635
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,159,546
0% 12/15/36 (AMBAC Insured)	3,000,000	1,856,869
Series 2010 A:
0% 12/15/27	690,000	607,030
0% 12/15/36	5,000,000	3,094,781
Series 2014 BB2, 5% 6/15/33	1,280,000	1,411,777
Series 2016 A:
5% 6/15/27	135,000	138,540
5% 6/15/29	115,000	117,958
Series 2018 A, 5% 12/15/34	195,000	206,035
Series 2019 BB, 4% 6/15/50	3,540,000	3,370,788
Series 2021 A:
4% 6/15/34	170,000	173,857
5% 6/15/32	360,000	397,345
Series 2022 A:
4% 6/15/40	220,000	219,420
4% 6/15/41	945,000	935,591
Series 2022 AA:
5% 6/15/29	295,000	317,681
5% 6/15/30	1,625,000	1,772,624
5% 6/15/33	380,000	424,044
Series 2022 BB:
4% 6/15/46	1,750,000	1,705,614
4% 6/15/50	1,205,000	1,147,401
Series 2023 BB, 5.25% 6/15/50	25,000,000	27,321,220
Series AA:
4% 6/15/36	280,000	283,487
4% 6/15/45	2,510,000	2,428,672
4% 6/15/50	3,210,000	3,056,562
5% 6/15/38	315,000	340,664
Series BB, 5% 6/15/33	1,265,000	1,336,783
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	804,333
TOTAL NEW JERSEY		151,520,967
New Mexico - 1.1%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/24 (c)	295,000	295,439
5% 9/1/26 (c)	945,000	964,231
5% 9/1/27 (c)	445,000	457,074
5% 9/1/29 (c)	175,000	183,285
New Mexico Mtg. Fin. Auth.:
Series 2019 D, 3.75% 1/1/50	75,000	74,101
Series 2021 C, 3% 1/1/52	1,955,000	1,885,501
Series 2021 D, 3% 7/1/52	9,410,000	9,051,238
Series 2023 C, I 5.75% 3/1/54	1,045,000	1,114,250
Series 2023, 6.5% 9/1/54	7,465,000	8,201,634
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	20,171
5% 5/15/39	15,000	14,875
5% 5/15/44	15,000	14,326
5% 5/15/49	30,000	27,711
TOTAL NEW MEXICO		22,303,836
New York - 7.5%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	65,756
4% 7/1/34	65,000	65,762
Series 2017:
5% 12/1/24 (e)	100,000	99,842
5% 12/1/25 (e)	100,000	99,637
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	592,984
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,299,974
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	812,440
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (j)	500,000	505,544
Series 2016 E, 5% 8/1/28	220,000	227,190
Series 2023 C, 5% 8/1/25	3,000,000	3,054,722
Series 2023 D, 5% 8/1/25	2,000,000	2,036,481
Series A, 5% 8/1/26	295,000	305,842
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	220,000	211,526
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,294,902
Series 2021, 0.6%, tender 7/1/25 (b)	490,000	473,067
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	4,100,000	4,037,915
Series 2023 A2:
3.7%, tender 12/30/27 (b)	2,045,000	2,041,848
3.73%, tender 12/29/28 (b)	2,280,000	2,284,091
Series 2023 D, 4.3%, tender 11/1/28 (b)	1,635,000	1,666,069
Series 2019 J, 3.05% 11/1/49	650,000	503,134
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	4,111,457
Series 2024 BB2, 5.25% 6/15/47	10,515,000	11,714,358
Series GG 1, 5% 6/15/48	5,265,000	5,581,689
New York City Transitional Fin. Auth. Series 2024:
5% 11/1/30	7,000,000	7,796,965
5% 11/1/32	5,005,000	5,715,277
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	91,411
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	605,713
Series 2018 B, 5% 8/1/45	1,860,000	1,910,322
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,120,293
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	125,102
5% 7/15/42	340,000	346,680
5% 7/15/50	880,000	881,932
Series 2022:
4% 7/1/36	445,000	456,208
4% 7/1/38	140,000	142,423
4% 7/1/40	235,000	236,841
5% 7/1/34	295,000	328,345
5% 7/1/35	295,000	326,954
5% 7/1/37	485,000	535,051
5% 7/1/39	145,000	158,481
5% 7/1/41	260,000	281,343
5% 7/1/57	3,730,000	3,615,068
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1:
5% 11/15/29	145,000	146,480
5% 11/15/45	375,000	378,008
Series 2017 C1, 5% 11/15/30	990,000	1,048,219
Series 2017 D, 5% 11/15/30	2,120,000	2,244,671
Series 2020 D, 4% 11/15/46	3,440,000	3,336,076
Series 2024 A:
5% 11/15/32	10,555,000	11,731,071
5.25% 11/15/49	2,915,000	3,172,971
New York State Dorm. Auth.:
Series 2018 A, 5.25% 3/15/38	585,000	628,209
Series 2019 D, 3% 2/15/49	4,140,000	3,189,863
Series 2021 A, 4% 3/15/39	9,000,000	9,018,071
Series 2021 E, 3% 3/15/50	675,000	516,776
Series 2022 A, 5% 3/15/41	295,000	325,255
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	327,877
1.1%, tender 5/1/27 (b)	1,310,000	1,182,860
Series 2023 C2, 3.8%, tender 5/1/29 (b)	6,565,000	6,573,366
Series 2023 E2, 3.8%, tender 5/1/27 (b)	1,335,000	1,337,714
Series J, 0.75% 5/1/25	210,000	203,162
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 226, 1.8% 4/1/28 (c)	1,000,000	895,866
Series 221, 3.5% 10/1/32 (c)	45,000	43,889
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	7,910,000	6,078,319
Series 2020 E:
3% 3/15/48	8,915,000	6,947,832
3% 3/15/50	955,000	733,855
Series 2022 A, 5% 3/15/40	12,000,000	13,353,124
New York State Urban Eev Corp. Series 2019 A:
3% 3/15/49	1,000,000	777,008
5% 3/15/37	1,315,000	1,427,468
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (c)	1,705,000	1,773,902
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	215,000	215,001
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	415,000	447,624
5% 12/1/33 (c)	640,000	690,282
5% 12/1/34 (c)	700,000	753,280
5% 12/1/35 (c)	350,000	376,003
5% 12/1/36 (c)	240,000	257,054
5% 12/1/37 (c)	635,000	677,274
5% 12/1/38 (c)	1,550,000	1,644,703
5% 12/1/39 (c)	1,185,000	1,253,338
5% 12/1/40 (c)	1,000,000	1,051,793
5% 12/1/41 (c)	910,000	953,276
5% 12/1/42 (c)	455,000	474,881
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	285,865
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	457,475
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	50,216
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	806,877
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	92,828
5.375% 11/1/54 (e)	260,000	215,812
TOTAL NEW YORK		156,856,133
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 2021 227, 2% 10/1/34 (c)	2,390,000	1,832,035
Series 2022 236, 5% 1/15/47 (c)	10,480,000	11,028,306
TOTAL NEW YORK AND NEW JERSEY		12,860,341
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	83,988
5% 7/1/33	75,000	78,620
5% 7/1/37	180,000	188,182
Series 2017 B:
5% 7/1/25 (c)	5,000	5,066
5% 7/1/26 (c)	5,000	5,131
5% 7/1/27 (c)	10,000	10,343
5% 7/1/28 (c)	10,000	10,320
5% 7/1/29 (c)	10,000	10,338
5% 7/1/30 (c)	15,000	15,518
5% 7/1/31 (c)	25,000	25,820
5% 7/1/32 (c)	25,000	25,819
5% 7/1/33 (c)	25,000	25,817
5% 7/1/34 (c)	30,000	30,982
5% 7/1/35 (c)	20,000	20,648
5% 7/1/36 (c)	15,000	15,468
5% 7/1/37 (c)	20,000	20,598
5% 7/1/42 (c)	60,000	61,216
Series 2017 C, 4% 7/1/32	75,000	75,901
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	2,620,000	2,614,530
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	20,000	21,025
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 45, 3% 7/1/51	6,710,000	6,508,175
Series 2023 52A, 6.25% 1/1/55	825,000	894,971
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	856,125
Series 2020 A, 3% 7/1/45	565,000	444,369
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (c)	425,000	424,250
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/54 (Assured Guaranty Muni. Corp. Insured)	16,075,000	17,027,088
TOTAL NORTH CAROLINA		29,500,308
North Dakota - 0.4%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	501,387
4% 12/1/36	545,000	516,441
4% 12/1/37	405,000	382,495
4% 12/1/38	365,000	340,535
5% 12/1/33	550,000	567,658
5% 12/1/34	660,000	681,065
North Dakota Hsg. Fin. Agcy.:
Series 2019 C, 3.2% 7/1/39	2,765,000	2,433,169
Series 2021 A, 3% 1/1/52	205,000	198,664
Series 2021 B, 3% 7/1/52	685,000	658,269
Series 2022, 5% 1/1/53	905,000	927,668
Series 2023 F, 6.25% 1/1/54	300,000	325,789
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	1,345,000	936,761
TOTAL NORTH DAKOTA		8,469,901
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	723,908
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	152,223
5% 8/1/26	100,000	103,104
5% 8/1/27	125,000	130,966
5% 8/1/28	145,000	153,166
5% 8/1/29	265,000	278,812
5% 8/1/30	215,000	226,336
Series 2020 A, 4% 12/1/40	1,175,000	1,149,619
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	320,000	323,258
Series 2023 A:
5% 2/15/28	2,535,000	2,684,443
5% 2/15/29	3,195,000	3,432,204
5% 2/15/30	1,275,000	1,387,642
5% 2/15/31	1,055,000	1,160,843
5% 2/15/32	1,400,000	1,559,411
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	9,705,000	7,361,610
4% 6/1/48	260,000	239,635
5% 6/1/32	685,000	737,064
5% 6/1/33	2,275,000	2,445,120
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	298,280
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	108,268
Cuyahoga County Hosp. Rev. Series 2017, 5.5% 2/15/52	2,455,000	2,499,101
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	339,264
5% 12/1/51	485,000	504,587
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	688,737
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	645,000	620,783
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	440,142
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	1,000,000	990,578
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	211,561
5% 3/1/29	260,000	282,081
5% 3/1/30	240,000	264,894
5% 3/1/30	355,000	391,822
Series 2021 B:
5% 2/1/29	475,000	514,565
5% 2/1/30	395,000	435,376
Series 2021 C:
5% 3/15/29	595,000	645,990
5% 3/15/30	595,000	657,137
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	362,527
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/26	415,000	425,679
5% 1/1/27	955,000	995,418
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	635,000	612,746
Series 2020 A, 4% 1/15/50	75,000	69,635
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	25,000	25,080
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	845,000	920,054
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	642,823
5% 12/15/30	530,000	591,714
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	59,719
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	195,000	220,101
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	111,754
5% 2/15/34	20,000	20,228
Series 2019, 5% 2/15/29	145,000	148,763
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	234,333
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	268,154
6% 12/1/29	270,000	280,749
6% 12/1/30	290,000	303,667
6% 12/1/31	310,000	326,591
TOTAL OHIO		40,762,265
Oklahoma - 0.1%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 3.25% 9/1/38	2,015,000	1,513,962
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	115,000	116,573
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	66,217
5% 10/1/29	70,000	71,268
5% 10/1/36	50,000	50,618
5% 10/1/39	100,000	100,507
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	178,641
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	150,000	163,378
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	215,000	240,213
TOTAL OKLAHOMA		2,501,377
Oregon - 1.9%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,950,573
0% 6/15/42	4,155,000	1,804,501
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,713,044
5% 12/1/52	595,000	611,295
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	200,000	196,453
(Single-Family Mtg. Prog.):
Series 2015 A, 3.5% 7/1/36	1,405,000	1,400,482
Series 2019 A, 2.65% 7/1/39	440,000	365,549
Series 2019 A, 4% 7/1/50	335,000	333,120
Series 2020 A, 3% 7/1/52	1,115,000	1,068,838
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	785,000	812,294
Series 2022 28:
5% 7/1/32 (c)	2,560,000	2,780,478
5% 7/1/41 (c)	1,760,000	1,867,171
5% 7/1/52 (c)	1,480,000	1,531,238
Series 2023 29:
5% 7/1/34 (c)	4,270,000	4,683,359
5% 7/1/35 (c)	3,650,000	4,000,028
5% 7/1/37 (c)	2,910,000	3,161,674
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,380,000	1,079,525
Series 2016 A, 4% 5/15/41	260,000	253,869
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	10,000,000	8,527,108
TOTAL OREGON		40,140,599
Pennsylvania - 6.0%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (c)	4,145,000	3,979,691
5% 1/1/32 (c)	3,940,000	4,223,333
5% 1/1/33 (c)	4,640,000	4,973,088
5% 1/1/51 (c)	2,730,000	2,811,887
5% 1/1/56 (c)	1,655,000	1,699,668
Series 2023 A:
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,040,283
5.25% 1/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,103,354
5.25% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (c)	1,400,000	1,533,537
5.25% 1/1/40 (Assured Guaranty Muni. Corp. Insured) (c)	1,600,000	1,742,831
5.5% 1/1/41 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,115,618
5.5% 1/1/42 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,111,503
5.5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (c)	1,500,000	1,660,305
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	3,040,000	3,205,837
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	105,600
4% 12/1/41	335,000	160,800
4.25% 12/1/50	375,000	180,000
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	729,620
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	52,462
5% 7/15/29	80,000	85,058
5% 7/15/32	50,000	53,073
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	530,558
5% 6/1/28	275,000	291,944
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	56,201
5% 6/1/29	60,000	61,265
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	814,799
Series 2017:
5% 7/1/28	105,000	107,253
5% 7/1/29	400,000	408,952
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	60,000	58,362
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	15,000	15,469
Series 2019 A:
5% 7/1/49	255,000	247,563
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	30,000	32,362
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	122,221
4% 7/15/35	130,000	124,992
4% 7/15/37	255,000	248,232
5% 7/15/25	20,000	20,186
5% 7/15/26	65,000	66,237
5% 7/15/27	105,000	107,889
5% 7/15/28	80,000	82,587
5% 7/15/29	85,000	87,327
5% 7/15/30	110,000	112,927
5% 7/15/31	75,000	76,994
5% 7/15/32	80,000	82,070
5% 7/15/34	85,000	87,226
5% 7/15/36	255,000	261,049
5% 7/15/38	305,000	310,733
5% 7/15/43	355,000	356,866
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	1,890,000	1,944,678
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	132,493
Series 2021 A, 4% 11/1/51	3,835,000	3,254,713
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/49	6,500,000	6,100,362
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	51,124
5% 7/1/27	50,000	51,241
5% 7/1/28	50,000	51,144
5% 7/1/34	185,000	187,371
5% 7/1/36	100,000	101,255
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	60,000	59,909
5% 10/1/25	55,000	54,819
5% 10/1/27	25,000	24,762
Series 2016 A:
5% 10/1/28	75,000	73,022
5% 10/1/29	130,000	126,243
5% 10/1/31	230,000	221,552
5% 10/1/36	415,000	396,666
5% 10/1/40	205,000	190,920
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	40,737
Series 2018 A, 4% 8/15/48	645,000	579,749
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	555,000	590,723
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(c)	935,000	935,000
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	2,795,000	2,741,708
3.35% 3/1/30	4,160,000	4,114,832
Series 2023:
5% 9/1/29	10,000,000	10,961,012
5% 9/1/31	2,500,000	2,812,119
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2024 1A, 5% 6/1/29 (c)	1,140,000	1,193,733
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	177,240
Series 2017:
5% 5/1/35	65,000	66,470
5% 5/1/37	80,000	81,603
5% 5/1/41	360,000	363,389
Series 2016:
5% 5/1/28	25,000	25,376
5% 5/1/32	65,000	65,912
5% 5/1/33	85,000	86,128
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	65,000	64,188
Series 2021 134 A, 3% 10/1/49	3,855,000	3,760,405
Series 2021 134B, 5% 4/1/27 (c)	395,000	402,516
Series 2021 137, 3% 10/1/51	1,045,000	998,901
Series 2023 142A:
4.5% 10/1/38	985,000	1,003,800
5% 10/1/43	710,000	737,185
5% 10/1/50	2,425,000	2,499,026
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,834,379
Series 2021 C:
5% 12/1/27	220,000	233,748
5% 12/1/28	215,000	232,018
Series 2023:
5% 12/1/36	620,000	693,946
5% 12/1/38	2,500,000	2,769,832
5% 12/1/39	3,000,000	3,314,846
5% 12/1/40	2,375,000	2,616,472
Series 2024, 5% 12/1/40	1,650,000	1,849,294
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	50,777
5% 7/1/26	50,000	51,611
5% 7/1/27	40,000	41,926
Series 2017 B:
5% 7/1/26 (c)	150,000	153,228
5% 7/1/27 (c)	125,000	129,284
5% 7/1/28 (c)	150,000	154,666
5% 7/1/29 (c)	115,000	118,455
5% 7/1/32 (c)	805,000	828,826
5% 7/1/33 (c)	115,000	118,394
5% 7/1/34 (c)	205,000	210,775
5% 7/1/37 (c)	230,000	235,177
5% 7/1/47 (c)	1,165,000	1,175,597
Series 2021:
4% 7/1/46 (Assured Guaranty Muni. Corp. Insured) (c)	1,620,000	1,545,589
5% 7/1/26 (c)	3,765,000	3,846,019
5% 7/1/27 (c)	5,190,000	5,367,880
5% 7/1/28 (c)	550,000	574,044
5% 7/1/34 (c)	1,100,000	1,184,376
5% 7/1/35 (c)	590,000	634,830
5% 7/1/51 (c)	1,000,000	1,031,966
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	402,474
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	452,179
5% 9/1/26	465,000	480,690
5% 9/1/27	490,000	503,212
5% 9/1/28	410,000	421,313
Series 2016 F:
5% 9/1/28	710,000	729,591
5% 9/1/29	460,000	472,017
Series 2018 A:
5% 9/1/36	95,000	99,537
5% 9/1/37	55,000	57,620
5% 9/1/38	90,000	94,136
Series 2018 B, 5% 9/1/43	130,000	133,544
Series 2019 A:
4% 9/1/35	385,000	390,155
5% 9/1/30	400,000	426,779
5% 9/1/31	320,000	340,279
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	185,000	197,282
Series F, 5% 9/1/30	345,000	353,145
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,130,450
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	215,603
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	134,088
4% 6/1/49	335,000	316,931
5% 6/1/44	245,000	252,237
5% 6/1/49	390,000	398,889
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	65,791
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	287,803
5% 8/1/48	1,225,000	1,251,630
TOTAL PENNSYLVANIA		125,269,168
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/37 (e)	3,250,000	3,390,317
Series 2021 B:
5% 7/1/33 (e)	400,000	421,934
5% 7/1/37 (e)	1,695,000	1,768,181
Series 2022 A, 4% 7/1/42 (e)	1,690,000	1,582,540
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,240,022	5,498,235
4% 7/1/33	1,927,686	1,930,578
4% 7/1/35	695,000	682,255
4% 7/1/37	850,000	818,242
5.625% 7/1/27	201,149	209,864
5.625% 7/1/29	1,000,434	1,072,981
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	8,088,000	6,139,423
0% 7/1/46	4,500,000	1,447,129
4.55% 7/1/40	2,175,000	2,183,127
5% 7/1/58	2,510,000	2,500,229
Series 2019 A2, 4.329% 7/1/40	3,250,000	3,206,427
TOTAL PUERTO RICO		32,851,462
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	421,485
5% 9/1/36	1,235,000	1,237,770
Series 2016, 5% 5/15/39	320,000	323,454
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2022 A, 5% 9/1/33	7,000,000	7,998,192
Series 2024:
5% 6/1/40	1,000,000	1,093,686
5% 6/1/45	2,550,000	2,741,356
5% 6/1/48	3,005,000	3,196,766
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	45,000	44,732
Series 2021 74, 3% 4/1/49	465,000	452,432
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	495,000	486,248
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A:
5% 12/1/28 (c)	2,940,000	3,076,375
5% 12/1/29 (c)	4,380,000	4,621,914
5% 12/1/30 (c)	1,605,000	1,693,148
Series 2024 A, 5% 12/1/29 (c)	1,825,000	1,925,798
Series A:
3.5% 12/1/34 (c)	70,000	64,944
5% 12/1/24 (c)	225,000	226,003
5% 12/1/28 (c)	500,000	522,986
TOTAL RHODE ISLAND		30,127,289
South Carolina - 0.3%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	152,895
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	141,630
5% 12/1/28	285,000	287,994
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	85,000	84,449
Series 2023 B, 6% 1/1/54	515,000	560,932
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	384,827
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	55,000	55,859
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	150,000	153,092
5% 12/1/38	15,000	15,162
Series 2016 B, 5% 12/1/31	55,000	56,359
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	905,365
4% 4/15/48	660,000	610,868
5% 4/15/48	2,265,000	2,313,134
TOTAL SOUTH CAROLINA		5,722,566
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	36,705
Series 2017:
5% 7/1/26	15,000	15,404
5% 7/1/28	15,000	15,718
5% 7/1/29	30,000	31,499
Series 2020 A, 3% 9/1/45	730,000	576,321
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	425,000	461,558
TOTAL SOUTH DAKOTA		1,137,205
Tennessee - 2.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	593,429
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	2,350,000	2,337,989
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	574,541
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	31,973
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (c)	235,000	243,224
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/28	1,000,000	1,070,734
5% 5/15/40	1,750,000	1,987,462
5% 5/15/44	1,585,000	1,769,139
Series 2024 B:
5% 5/15/28	3,000,000	3,212,202
5% 5/15/31	4,365,000	4,904,573
5% 5/15/33	1,755,000	2,026,772
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	130,000	130,131
Series 2019 B:
5% 7/1/38 (c)	965,000	1,019,406
5% 7/1/54 (c)	300,000	307,554
Series 2022 B:
5% 7/1/52 (c)	3,250,000	3,362,517
5.5% 7/1/39 (c)	2,000,000	2,234,169
5.5% 7/1/40 (c)	2,000,000	2,220,902
5.5% 7/1/42 (c)	3,500,000	3,860,615
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/27	3,010,000	3,144,443
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	485,000	417,202
5.25% 10/1/58	4,700,000	4,739,000
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	140,000	115,324
2.8% 7/1/44	165,000	129,915
Series 2019 4, 2.9% 7/1/39	375,000	315,901
Series 2021 1, 3% 7/1/51	690,000	669,986
Series 2021 3A, 3% 1/1/52	265,000	255,501
TOTAL TENNESSEE		41,674,604
Texas - 7.1%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	50,000	50,080
5% 11/15/27 (c)	65,000	65,120
5% 11/15/28 (c)	75,000	75,152
5% 11/15/39 (c)	275,000	275,231
Series 2017 B:
5% 11/15/28 (c)	50,000	51,155
5% 11/15/30 (c)	80,000	81,974
5% 11/15/32 (c)	60,000	61,349
5% 11/15/35 (c)	65,000	66,275
5% 11/15/36 (c)	105,000	106,955
5% 11/15/37 (c)	70,000	71,210
5% 11/15/41 (c)	290,000	293,346
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/37	1,000,000	1,125,342
5% 11/15/38	1,250,000	1,400,684
5% 11/15/39	1,750,000	1,958,466
5% 11/15/40	2,000,000	2,223,107
5% 11/15/41	2,000,000	2,210,746
5% 11/15/42	3,000,000	3,300,929
Bell County Gen. Oblig. Series 2021, 2% 2/15/35	1,500,000	1,188,227
Birdville Independent School District Series 2020, 2.375% 2/15/36	1,785,000	1,494,719
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	1,785,000	1,994,580
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	65,911
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	25,416
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	299,905
Series 2021 C, 5% 1/1/27	1,055,000	1,077,708
City of Denton:
Series 2020, 2% 2/15/38	1,530,000	1,130,052
Series 2023, 5% 2/15/41	2,185,000	2,423,687
Conroe Independent School District Series 2024:
5% 2/15/36	1,715,000	1,978,178
5% 2/15/37	3,050,000	3,505,940
5% 2/15/38	1,355,000	1,549,248
Coppell Tex Series 2020, 1.5% 2/1/36	1,485,000	1,059,405
Corpus Christi Gen. Oblig. Series 2023:
5% 3/1/39	2,110,000	2,344,084
5% 3/1/40	2,215,000	2,445,302
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,356,945
Dallas Gen. Oblig. Series 2024 A:
5% 2/15/28	3,365,000	3,571,900
5% 2/15/29	2,710,000	2,919,894
5% 2/15/30	3,435,000	3,751,770
5% 2/15/31	1,445,000	1,596,493
5% 2/15/32	2,855,000	3,188,667
5% 2/15/33	1,445,000	1,632,855
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	603,124
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	224,116
5% 8/15/26	380,000	393,858
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/36	1,000,000	1,097,914
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	515,000	475,564
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	5,825,000	6,122,385
Series 2018 A, 5% 10/1/38	160,000	168,268
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	1,725,000	1,847,907
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	71,201
Series 2021 A, 3% 10/1/51	1,000,000	748,400
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	500,000	537,994
5% 10/1/29	500,000	546,839
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	144,089
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	220,184
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	606,476
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	880,000	905,038
Series 2018 C:
5% 7/1/29 (c)	100,000	104,532
5% 7/1/30 (c)	105,000	109,863
5% 7/1/31 (c)	75,000	77,909
5% 7/1/32 (c)	90,000	93,485
Houston Gen. Oblig.:
Series 2017 A:
5% 3/1/31	235,000	243,861
5% 3/1/32	100,000	103,750
Series 2023 A:
5% 3/1/34	3,000,000	3,398,404
5% 3/1/35	275,000	310,932
5% 3/1/36	1,000,000	1,128,048
5% 3/1/37	900,000	1,012,043
5% 3/1/38	1,450,000	1,622,755
5.25% 3/1/39	2,000,000	2,260,567
5.25% 3/1/40	1,800,000	2,026,117
5.25% 3/1/41	1,000,000	1,120,134
5.25% 3/1/42	2,750,000	3,071,223
5.25% 3/1/43	3,350,000	3,728,526
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,035,000	1,052,655
Houston Util. Sys. Rev. Series 2020 C:
4% 11/15/43	1,030,000	1,007,580
5% 11/15/45	1,030,000	1,102,501
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	25,480
5% 10/15/30	95,000	96,770
5% 10/15/32	50,000	50,810
5% 10/15/36	35,000	35,418
5% 10/15/37	55,000	55,553
5% 10/15/38	80,000	80,647
5% 10/15/44	80,000	80,324
Katy Independent School District Series 2023, 5% 2/15/40	1,170,000	1,291,343
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	50,000	50,614
5% 11/1/27 (c)	110,000	111,312
5% 11/1/28 (c)	165,000	166,941
5% 11/1/29 (c)	100,000	101,242
5% 11/1/32 (c)	185,000	186,781
Series 2017:
5% 11/1/24 (c)	50,000	50,146
5% 11/1/25 (c)	50,000	50,756
5% 11/1/26 (c)	50,000	51,336
5% 11/1/27 (c)	50,000	51,081
5% 11/1/28 (c)	90,000	92,041
5% 11/1/29 (c)	65,000	66,475
5% 11/1/30 (c)	50,000	51,046
5% 11/1/31 (c)	115,000	117,164
5% 11/1/32 (c)	130,000	132,440
5% 11/1/33 (c)	50,000	50,826
5% 11/1/34 (c)	50,000	50,824
5% 11/1/36 (c)	50,000	50,751
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	299,076
5% 5/15/26	370,000	381,663
5% 5/15/27	440,000	460,409
Series 2015 D, 5% 5/15/28	110,000	111,222
Mansfield Tex Series 2020, 2.5% 2/15/38	1,150,000	920,858
New Braunfels Independent School District Series 2022, 2.5% 2/1/35	1,850,000	1,596,281
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	41,885
5% 8/15/29	100,000	104,614
5% 8/15/47	115,000	117,037
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	35,735
5% 4/1/30	175,000	179,007
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	50,833
5% 1/1/33	60,000	62,280
5% 1/1/34	75,000	77,887
5% 1/1/34	150,000	172,146
5% 1/1/35	110,000	114,263
5% 1/1/36	305,000	316,617
5% 1/1/37	405,000	419,994
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	20,329
5% 1/1/31	30,000	30,478
Series 2015 A, 5% 1/1/32	170,000	170,819
Series 2016 A, 5% 1/1/36	65,000	66,107
Series 2017 A, 5% 1/1/39	1,650,000	1,727,316
Series 2018:
4% 1/1/37	625,000	628,713
4% 1/1/38	1,280,000	1,283,696
Series 2021 B, 3% 1/1/46	9,330,000	7,415,042
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	730,000	710,884
Series 2023 B, 3%, tender 8/1/26 (b)	5,165,000	5,087,231
Series 2024 B, 3.45%, tender 8/1/27 (b)	4,345,000	4,343,418
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,010,000	1,013,360
San Antonio Elec. & Gas Sys. Rev. Series 2021 A, 5% 2/1/46	2,010,000	2,129,623
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	657,178
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	20,983
5% 10/1/30	35,000	36,659
5% 10/1/31	30,000	31,410
5% 10/1/39	65,000	67,261
5% 10/1/40	50,000	51,567
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	256,073
Tarrant County Tex Hosp. District Series 2023, 5% 8/15/33	1,000,000	1,125,730
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,051,687	905,269
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	2,145,000	2,339,087
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2018 A, 4.25% 9/1/48	3,195,000	3,058,586
Series 2019 A, 4% 3/1/50	190,000	188,744
Series 2023, 6% 3/1/54	1,775,000	1,939,947
Series A, 3.5% 3/1/51	230,000	225,095
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	211,938
4% 6/30/39	530,000	527,651
4% 6/30/40	440,000	436,878
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	172,265
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,195,000	2,986,194
Texas Wtr. Dev. Board Rev.:
Series 2020:
3% 10/15/38	1,000,000	916,314
5% 8/1/30	295,000	326,492
Series 2022, 4.45% 10/15/36	3,000,000	3,247,064
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	209,531
5% 2/15/34	255,000	260,515
5% 2/15/36	150,000	152,864
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	109,477
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/31	880,000	989,435
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	108,160
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	1,460,000	1,059,101
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	252,442
TOTAL TEXAS		150,413,103
Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (c)	100,000	101,121
5% 7/1/27 (c)	215,000	222,369
5% 7/1/29 (c)	190,000	196,251
5% 7/1/30 (c)	140,000	144,711
5% 7/1/31 (c)	265,000	272,856
5% 7/1/33 (c)	205,000	211,051
5% 7/1/35 (c)	205,000	210,709
5% 7/1/36 (c)	275,000	282,324
5% 7/1/37 (c)	690,000	707,488
5% 7/1/42 (c)	1,240,000	1,259,537
Series 2018 A:
5% 7/1/33 (c)	485,000	503,726
5.25% 7/1/48 (c)	355,000	364,535
Series 2023 A:
5.25% 7/1/37 (c)	815,000	916,688
5.25% 7/1/42 (c)	2,500,000	2,737,550
5.25% 7/1/43 (c)	2,715,000	2,959,924
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	307,210
TOTAL UTAH		11,398,050
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	221,993
5% 10/15/46	290,000	269,519
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	652,960
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	340,000	325,400
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	295,000	301,275
5% 6/15/29 (c)	500,000	511,585
Series 2020 A, 5% 6/15/28 (c)	295,000	302,593
TOTAL VERMONT		2,585,325
Virginia - 0.5%
Arlington County Series 2021, 5% 6/15/28	1,340,000	1,439,903
Chesapeake Wtr. & Swr. Sys. Series 2021:
2% 7/1/35	1,345,000	1,083,263
2% 7/1/36	1,370,000	1,080,906
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	740,000	761,646
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	65,000	65,020
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,250,000	1,703,802
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	28,691
Series 2016:
4% 6/15/37	35,000	34,231
5% 6/15/27	75,000	76,666
5% 6/15/30	30,000	30,576
5% 6/15/33	20,000	20,374
5% 6/15/34	40,000	40,742
5% 6/15/35	110,000	111,976
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	47,337
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	687,117
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (c)	955,000	963,659
4% 7/1/35 (c)	720,000	726,257
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/39	1,235,000	1,405,479
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	127,053
5% 1/1/34	75,000	76,075
5% 1/1/35	75,000	76,033
5% 1/1/44	50,000	50,318
TOTAL VIRGINIA		10,637,124
Washington - 3.5%
City of Olympia Series 2019, 2% 12/1/30	1,265,000	1,110,311
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	165,351
4% 6/1/28	105,000	105,754
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	85,201
Series 2016 B:
5% 10/1/28 (c)	175,000	178,439
5% 10/1/30 (c)	100,000	101,761
Series 2019 A, 4% 4/1/44 (c)	185,000	172,944
Series 2019:
5% 4/1/35 (c)	2,200,000	2,316,015
5% 4/1/44 (c)	440,000	450,062
Series 2021 C:
5% 8/1/24 (c)	575,000	575,431
5% 8/1/25 (c)	465,000	470,913
5% 8/1/26 (c)	640,000	655,660
5% 8/1/27 (c)	395,000	409,462
5% 8/1/28 (c)	1,105,000	1,155,992
Seattle Hsg. Auth. Rev.:
(Hinoki Apts. Proj.) Series 2020 A, 3% 6/1/52	3,325,000	2,446,915
(Juniper Apts. Proj.) Series 2023:
4.375% 12/1/30	1,080,000	1,085,948
5% 6/1/27	725,000	741,187
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	237,534
(Sawara Apts. Proj.) Series 2021, 3% 6/1/46	1,010,000	767,941
Spokane County School District #81 (WA State School District Cr. Enhancement Prog.) Series 2017 B, 5% 12/1/29	2,325,000	2,459,804
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	335,000	264,524
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,417,940
Series 2021, 4% 7/1/31	4,190,000	4,136,631
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	211,699
Series 2016 D, 5% 2/1/28	1,000,000	1,025,546
Series 2017 D, 5% 2/1/33	180,000	187,166
Series 2018 C, 5% 8/1/30	340,000	357,477
Series 2022 C, 5% 2/1/41	3,225,000	3,548,522
Series 2022 D:
4% 7/1/36	850,000	886,525
4% 7/1/37	590,000	610,522
Series 2023 A, 5% 8/1/41	2,985,000	3,302,715
Series 2024 C:
5% 2/1/30	12,740,000	14,028,496
5% 2/1/31	6,630,000	7,395,334
5% 6/1/32	3,875,000	4,403,320
Series R-2017 A, 5% 8/1/30	105,000	108,334
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	40,214
5% 7/1/27	80,000	80,775
5% 7/1/28	95,000	96,151
5% 7/1/29	35,000	35,495
5% 7/1/30	45,000	45,674
5% 7/1/31	55,000	55,842
5% 7/1/32	100,000	101,460
5% 7/1/33	145,000	147,009
5% 7/1/34	35,000	35,443
5% 7/1/42	485,000	484,775
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,101
Series 2015 B, 5% 10/1/38	2,050,000	2,223,858
Series 2017, 4% 8/15/42	605,000	528,605
Series 2019 A2, 5% 8/1/44	340,000	350,090
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	1,280,000	1,000,620
(Whitman College Proj.) Series 2024, 4% 1/1/43	865,000	837,576
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	110,000	112,171
5% 10/1/28	110,000	112,207
5% 10/1/35	115,000	116,933
5% 10/1/36	175,000	177,779
5% 10/1/40	170,000	171,640
Series 2019, 4% 10/1/49	1,280,000	1,096,139
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,600,000	1,628,206
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023:
5.625% 7/1/38 (e)	1,215,000	1,336,051
5.875% 7/1/43 (e)	1,350,000	1,478,107
6.125% 7/1/53 (e)	3,000,000	3,288,176
TOTAL WASHINGTON		73,418,473
West Virginia - 1.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
5% 1/1/31	80,000	80,105
5% 1/1/32	70,000	70,104
5% 1/1/43	985,000	978,632
Series 2023 A:
5% 6/1/39	1,125,000	1,219,763
5% 6/1/40	1,030,000	1,107,066
5% 6/1/41	1,030,000	1,103,835
5% 6/1/43	1,830,000	1,942,235
Series 2023 B, 6% 9/1/53	11,390,000	12,845,954
Series 2023, 6% 9/1/48	3,440,000	3,907,235
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	299,056
5% 6/1/26	295,000	303,979
5% 6/1/27	295,000	309,061
5% 6/1/28	440,000	468,276
TOTAL WEST VIRGINIA		24,635,301
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 3% 1/1/50	1,290,000	982,455
Howard Suamico Scd Series 2021, 2% 3/1/37	585,000	449,537
Madison Gen. Oblig. Series 2019 B, 3% 10/1/36	1,385,000	1,301,086
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	451,572
5.25% 10/1/48	470,000	439,501
Series 2022 A:
5.25% 3/1/42	500,000	515,766
5.25% 3/1/47	2,175,000	2,210,294
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	900,000	835,417
5% 6/1/34	1,750,000	1,863,699
Series 2019 A, 5% 10/1/44	690,000	711,506
Series 2020 A, 3% 6/1/45	2,645,000	2,085,225
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,986
5% 5/15/28 (e)	70,000	70,536
5.25% 5/15/37 (e)	50,000	50,474
5.25% 5/15/42 (e)	415,000	415,630
5.25% 5/15/47 (e)	25,000	24,381
5.25% 5/15/52 (e)	45,000	42,971
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	130,000	127,470
5% 10/1/48 (e)	110,000	104,508
5% 10/1/53 (e)	90,000	83,855
Roseman Univ. of Health:
Series 2018 A, 5% 12/1/27	820,000	826,058
Series 2020, 5% 4/1/40 (e)	100,000	103,320
Series 2021 A:
3% 7/1/50	655,000	476,540
4.5% 6/1/56 (e)	2,640,000	2,125,375
Series 2021 B, 6.5% 6/1/56 (e)	625,000	526,276
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	1,955,640
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	260,769
Series 2015, 3.15% 8/15/27	1,000,000	972,408
Series 2016 A:
5% 2/15/28	120,000	121,379
5% 2/15/29	155,000	156,792
5% 2/15/30	170,000	171,937
Series 2016, 4% 12/1/46	1,610,000	1,547,420
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	309,266
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	52,418
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	89,110
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	99,594
Series 2018, 5% 4/1/34	585,000	615,687
Series 2019 A:
5% 11/1/26	105,000	103,880
5% 11/1/46	300,000	263,328
Series 2019 B1, 2.825% 11/1/28	30,000	27,817
Series 2019:
5% 10/1/30	120,000	128,768
5% 10/1/32	250,000	267,585
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	850,000	911,313
Series 2018, 5%, tender 6/22/29 (b)	1,235,000	1,324,668
Series 2021, 3% 8/15/51	6,800,000	5,093,998
Series 2024 A:
4.5% 2/15/54	795,000	787,738
5.5% 2/15/54	850,000	903,700
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	390,000	376,115
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.81%, tender 5/1/25 (b)	265,000	255,522
Series 2023 E, 3.875%, tender 5/1/27 (b)	1,365,000	1,360,052
TOTAL WISCONSIN		35,025,342
TOTAL MUNICIPAL BONDS (Cost $1,977,431,349)		1,988,729,449

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (k)(l) (Cost $104,717,647)	104,696,705	104,717,623

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,082,148,996)	2,093,447,072
NET OTHER ASSETS (LIABILITIES) - 0.5%	10,109,920
NET ASSETS - 100.0%	2,103,556,992

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,592,954 or 1.2% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	158,260,767	389,722,565	443,269,351	1,644,902	3,655	(13)	104,717,623	5.5%
Total	158,260,767	389,722,565	443,269,351	1,644,902	3,655	(13)	104,717,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,988,729,449	-	1,988,651,196	78,253

Money Market Funds	104,717,623	104,717,623	-	-
Total Investments in Securities:	2,093,447,072	104,717,623	1,988,651,196	78,253
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,977,431,349)	$1,988,729,449
Fidelity Central Funds (cost $104,717,647)	104,717,623

Total Investment in Securities (cost $2,082,148,996)		$2,093,447,072
Cash		9,510
Receivable for fund shares sold		7,510,836
Interest receivable		24,201,361
Distributions receivable from Fidelity Central Funds		194,978
Other receivables		1,033
Total assets		2,125,364,790
Liabilities
Payable for investments purchased
Regular delivery	$1,678,545
Delayed delivery	12,364,370
Payable for fund shares redeemed	1,770,449
Distributions payable	5,378,005
Accrued management fee	567,027
Other payables and accrued expenses	49,402
Total liabilities		21,807,798
Net Assets		$2,103,556,992
Net Assets consist of:
Paid in capital		$2,100,966,174
Total accumulated earnings (loss)		2,590,818
Net Assets		$2,103,556,992
Net Asset Value, offering price and redemption price per share ($2,103,556,992 ÷ 213,267,415 shares)		$9.86
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$35,163,653
Income from Fidelity Central Funds		1,644,902
Total income		36,808,555
Expenses
Management fee	$3,364,666
Custodian fees and expenses	13,170
Independent trustees' fees and expenses	2,629
Registration fees	32,475
Audit	35,091
Legal	916
Miscellaneous	9,065
Total expenses before reductions	3,458,012
Expense reductions	(45,810)
Total expenses after reductions		3,412,202
Net Investment income (loss)		33,396,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(411,615)
Fidelity Central Funds	3,655
Total net realized gain (loss)		(407,960)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(24,609,153)
Fidelity Central Funds	(13)
Total change in net unrealized appreciation (depreciation)		(24,609,166)
Net gain (loss)		(25,017,126)
Net increase (decrease) in net assets resulting from operations		$8,379,227
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,396,353	$46,560,140
Net realized gain (loss)	(407,960)	3,794,109
Change in net unrealized appreciation (depreciation)	(24,609,166)	77,889,625
Net increase (decrease) in net assets resulting from operations	8,379,227	128,243,874
Distributions to shareholders	(32,197,264)	(45,020,842)

Share transactions
Proceeds from sales of shares	552,370,638	1,739,362,521
Reinvestment of distributions	11,501	27,360
Cost of shares redeemed	(347,936,501)	(1,006,088,915)

Net increase (decrease) in net assets resulting from share transactions	204,445,638	733,300,966
Total increase (decrease) in net assets	180,627,601	816,523,998

Net Assets
Beginning of period	1,922,929,391	1,106,405,393
End of period	$2,103,556,992	$1,922,929,391

Other Information
Shares
Sold	55,967,762	183,901,067
Issued in reinvestment of distributions	1,167	2,825
Redeemed	(35,257,527)	(106,852,724)
Net increase (decrease)	20,711,402	77,051,168

Financial Highlights
Fidelity® SAI Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.58	$10.88	$10.85	$10.70	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.164	.310	.218	.203	.265	.296
Net realized and unrealized gain (loss)	(.135)	.399	(1.297)	.048	.183	.564
Total from investment operations	.029	.709	(1.079)	.251	.448	.860
Distributions from net investment income	(.159)	(.299)	(.221)	(.207)	(.266)	(.296)
Distributions from net realized gain	-	-	-	(.014)	(.032)	(.064)
Total distributions	(.159)	(.299)	(.221)	(.221)	(.298)	(.360)
Net asset value, end of period	$9.86	$9.99	$9.58	$10.88	$10.85	$10.70
Total Return C,D	.30%	7.55%	(9.94)%	2.33%	4.27%	8.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.37%	.38%	.36%	.37%	.44%
Expenses net of fee waivers, if any	.34 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.34% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.35% G	3.22%	2.16%	1.87%	2.49%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,103,557	$1,922,929	$1,106,405	$2,513,106	$1,586,052	$1,258,733
Portfolio turnover rate H	7 % G	14%	26% I	4%	17%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$55,368,835
Gross unrealized depreciation	(41,181,562)
Net unrealized appreciation (depreciation)	$14,187,273
Tax cost	$2,079,259,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,259,870)
Long-term	(7,041,077)
Total capital loss carryforward	$(11,300,947)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	316,563,565	61,832,213

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Municipal Income Fund	33,503,019	-	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Municipal Income Fund	1,747

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $232.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $45,578.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9887614.105
SIM-SANN-0824
Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	153,525,580	88,865,229
0.125% 2/15/52	150,705,630	85,663,218
0.25% 2/15/50	157,077,026	95,988,471
0.625% 2/15/43	120,541,787	90,576,993
0.75% 2/15/42	158,316,341	123,762,568
0.75% 2/15/45	191,429,967	143,496,348
0.875% 2/15/47	127,045,088	95,465,740
1% 2/15/46	63,270,943	49,405,587
1% 2/15/48	80,468,149	61,654,102
1% 2/15/49	13,387,454	10,176,223
1.375% 2/15/44	167,525,573	143,665,312
1.75% 1/15/28	96,219,418	94,676,450
2% 1/15/26	117,218,934	115,760,481
2.125% 2/15/40	84,408,685	83,589,886
2.125% 2/15/41	66,305,732	65,777,382
2.125% 2/15/54	73,763,130	71,768,108
2.375% 1/15/27	171,530,200	171,413,517
2.5% 1/15/29	160,533,010	163,329,251
3.375% 4/15/32	20,925,604	22,845,966
3.625% 4/15/28	271,666,248	285,474,576
3.875% 4/15/29	105,786,487	114,255,370
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/25	317,596,944	307,068,370
0.125% 4/15/26	190,189,270	181,642,955
0.125% 7/15/26	172,868,004	165,215,119
0.125% 10/15/26	289,245,528	275,255,255
0.125% 4/15/27	327,600,450	308,182,127
0.125% 1/15/30	298,023,327	268,215,064
0.125% 7/15/30	310,402,870	277,740,471
0.125% 1/15/31	280,157,147	247,296,624
0.125% 7/15/31	347,812,246	305,433,918
0.125% 1/15/32	302,571,925	261,975,067
0.25% 7/15/29	284,176,255	260,928,552
0.375% 7/15/25	254,986,986	248,508,658
0.375% 1/15/27	255,256,931	242,579,782
0.375% 7/15/27	220,136,743	208,867,766
0.5% 1/15/28	325,800,830	306,953,663
0.625% 1/15/26	360,478,906	348,660,994
0.625% 7/15/32	399,720,864	358,450,580
0.75% 7/15/28	238,301,458	226,420,685
0.875% 1/15/29	182,590,874	172,960,844
1.125% 1/15/33	331,045,845	306,310,909
1.25% 4/15/28	180,321,150	174,130,912
1.375% 7/15/33	367,224,680	346,788,190
1.5% 2/15/53	85,756,866	72,094,606
1.625% 10/15/27	238,473,291	234,546,740
1.75% 1/15/34	362,314,656	351,609,266
2.375% 10/15/28	214,768,064	217,550,863
U.S. Treasury Notes U.S. Treasury Inflation-Indexed Notes 2.125% 4/15/29	253,169,004	253,443,889
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $9,842,219,429)		9,106,442,647

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $642,477)	642,349	642,477

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $9,842,861,906)	9,107,085,124
NET OTHER ASSETS (LIABILITIES) - 0.7%	68,330,808
NET ASSETS - 100.0%	9,175,415,932

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,490,620	400,578,256	401,427,560	214,087	1,161	-	642,477	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	255,522,126	255,522,126	946	-	-	-	0.0%
Total	1,490,620	656,100,382	656,949,686	215,033	1,161	-	642,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	9,106,442,647	-	9,106,442,647	-

Money Market Funds	642,477	642,477	-	-
Total Investments in Securities:	9,107,085,124	642,477	9,106,442,647	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,842,219,429)	$9,106,442,647
Fidelity Central Funds (cost $642,477)	642,477

Total Investment in Securities (cost $9,842,861,906)		$9,107,085,124
Receivable for investments sold		130,518,874
Receivable for fund shares sold		15,681,151
Interest receivable		32,455,882
Distributions receivable from Fidelity Central Funds		23,160
Other receivables		45,513
Total assets		9,285,809,704
Liabilities
Payable for investments purchased	$102,702,258
Payable for fund shares redeemed	7,262,177
Accrued management fee	383,824
Other payables and accrued expenses	45,513
Total liabilities		110,393,772
Net Assets		$9,175,415,932
Net Assets consist of:
Paid in capital		$10,397,583,002
Total accumulated earnings (loss)		(1,222,167,070)
Net Assets		$9,175,415,932
Net Asset Value, offering price and redemption price per share ($9,175,415,932 ÷ 1,007,664,514 shares)		$9.11
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$231,242,202
Income from Fidelity Central Funds (including $946 from security lending)		215,033
Total income		231,457,235
Expenses
Management fee	$2,345,247
Independent trustees' fees and expenses	12,646
Total expenses		2,357,893
Net Investment income (loss)		229,099,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(159,862,440)
Fidelity Central Funds	1,161
Total net realized gain (loss)		(159,861,279)
Change in net unrealized appreciation (depreciation) on investment securities		8,233,755
Net gain (loss)		(151,627,524)
Net increase (decrease) in net assets resulting from operations		$77,471,818
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,099,342	$352,666,349
Net realized gain (loss)	(159,861,279)	(253,420,844)
Change in net unrealized appreciation (depreciation)	8,233,755	244,668,807
Net increase (decrease) in net assets resulting from operations	77,471,818	343,914,312
Distributions to shareholders	(15,907,379)	(341,253,951)

Share transactions
Proceeds from sales of shares	1,133,490,854	3,806,760,471
Reinvestment of distributions	14,434,167	309,979,635
Cost of shares redeemed	(1,810,971,803)	(3,598,552,766)

Net increase (decrease) in net assets resulting from share transactions	(663,046,782)	518,187,340
Total increase (decrease) in net assets	(601,482,343)	520,847,701

Net Assets
Beginning of period	9,776,898,275	9,256,050,574
End of period	$9,175,415,932	$9,776,898,275

Other Information
Shares
Sold	125,456,804	414,265,082
Issued in reinvestment of distributions	1,606,897	34,208,107
Redeemed	(200,817,678)	(393,122,773)
Net increase (decrease)	(73,753,977)	55,350,416

Financial Highlights
Fidelity® Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.04	$9.02	$11.16	$11.04	$10.08	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.220	.346	.748	.593	.157	.233
Net realized and unrealized gain (loss)	(.135)	(.005)	(2.088)	.058	.940	.555
Total from investment operations	.085	.341	(1.340)	.651	1.097	.788
Distributions from net investment income	(.015)	(.321)	(.800)	(.531)	(.027)	(.041)
Distributions from net realized gain	-	-	-	-	(.110)	(.157)
Total distributions	(.015)	(.321)	(.800)	(.531)	(.137)	(.198)
Net asset value, end of period	$9.11	$9.04	$9.02	$11.16	$11.04	$10.08
Total Return C,D	.94%	3.78%	(12.05)%	5.93%	10.90%	8.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.91% G	3.78%	7.22%	5.27%	1.47%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$9,175,416	$9,776,898	$9,256,051	$11,771,837	$8,950,534	$7,066,927
Portfolio turnover rate H	22 % G	31%	28%	22%	31%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3 Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Inflation-Protected Bond Index Fund	$45,513

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,126,483
Gross unrealized depreciation	(739,809,962)
Net unrealized appreciation (depreciation)	$(729,683,479)
Tax cost	$9,836,768,603

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(170,169,911)
Long-term	(311,726,373)
Total capital loss carryforward	$(481,896,284)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Inflation-Protected Bond Index Fund	104	-	-

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Inflation-Protected Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.939241.111
PIB-I-PIB-AI-SANN-0824
Fidelity® International Bond Index Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Bond Index Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 24.9%
		Principal Amount (a)	Value ($)
Australia - 0.9%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,377,448
APA Infrastructure Ltd. 2% 7/15/30 (Reg. S)	EUR	110,000	105,578
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	100,000	99,481
Australia & New Zealand Banking Group Ltd.:
1.125% 11/21/29 (Reg. S) (b)	EUR	260,000	274,716
1.65% 1/16/25	AUD	160,000	104,905
5.906% 8/12/32 (b)	AUD	330,000	221,779
Australian Capital Territory 5.25% 10/23/36	AUD	110,000	73,046
Commonwealth Bank of Australia:
Australian Bank Bill 3 Months Rate + 2.700% 6.86% 11/9/32 (Reg. S) (b)(c)	AUD	230,000	159,085
0.125% 10/15/29 (Reg. S)	EUR	120,000	109,420
4.2% 8/18/25	AUD	580,000	383,981
Glencore Capital Finance DAC 0.75% 3/1/29 (Reg. S)	EUR	100,000	93,247
Macquarie Bank Ltd. 1.125% 12/15/25 (Reg. S)	GBP	110,000	130,940
Macquarie Group Ltd. 0.943% 1/19/29 (Reg. S)	EUR	120,000	113,917
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	163,802
2.347% 8/30/29	EUR	130,000	133,382
6.163% 3/9/33 (b)	AUD	120,000	81,177
NBN Co. Ltd. 4.125% 3/15/29 (Reg. S)	EUR	100,000	110,224
New South Wales Treasury Corp.:
1.75% 3/20/34 (Reg. S)	AUD	840,000	420,287
2% 3/20/31	AUD	1,106,000	624,949
3% 4/20/29 (Reg. S)	AUD	860,000	538,262
Sydney Airport Finance Co. Property Ltd. 1.75% 4/26/28 (Reg. S)	EUR	100,000	99,951
Telstra Group Ltd. 4.9% 3/8/28	AUD	220,000	146,240
Transurban Finance Co. Pty Ltd. 3.713% 3/12/32 (Reg. S)	EUR	100,000	106,643
Treasury Corp. of Victoria 5.25% 9/15/38	AUD	410,000	266,642
Western Australia Treasury Corp. 3% 10/21/26	AUD	1,842,000	1,192,032
Westpac Banking Corp.:
4.6% 2/16/26	AUD	300,000	198,900
5.754% 4/3/34 (b)	AUD	100,000	66,456
TOTAL AUSTRALIA			7,396,490
Austria - 0.3%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	710,000	546,025
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	259,202
Erste Group Bank AG:
0.01% 9/11/29 (Reg. S)	EUR	400,000	362,757
0.25% 9/14/29 (Reg. S)	EUR	100,000	91,209
1% 6/10/30 (Reg. S) (b)	EUR	100,000	103,403
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	180,265
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	76,384
Raiffeisen International Bank-Holding AG:
1.5% 3/12/30 (Reg. S) (b)	EUR	100,000	102,864
4.75% 1/26/27 (Reg. S) (b)	EUR	200,000	215,994
Raiffeisenlandesbank Niederoes 2.375% 8/31/32 (Reg. S)	EUR	100,000	99,983
TOTAL AUSTRIA			2,038,086
Belgium - 0.3%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	47,717
2% 3/17/28 (Reg. S)	EUR	23,000	23,642
2.25% 5/24/29 (Reg. S)	GBP	53,000	60,653
2.85% 5/25/37 (Reg. S)	GBP	200,000	203,413
3.7% 4/2/40 (Reg. S)	EUR	231,000	240,814
Belfius Bank SA/NV:
0% 8/28/26 (Reg. S)	EUR	100,000	99,198
5.25% 4/19/33 (Reg. S) (b)	EUR	100,000	109,614
Communaute Francaise 1.625% 5/3/32 (Reg. S)	EUR	100,000	94,568
Dexia SA:
0.625% 1/17/26 (Reg. S)	EUR	500,000	513,507
1% 10/18/27 (Reg. S)	EUR	100,000	100,075
1.25% 7/21/25 (Reg. S)	GBP	200,000	242,733
Elia Transmission Belgium SA 0.875% 4/28/30 (Reg. S)	EUR	100,000	91,912
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	200,000	189,345
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	200,000	188,804
0.5% 12/3/29 (b)	EUR	100,000	105,221
4.375% 4/19/30 (Reg. S) (b)	EUR	100,000	109,808
Walloon Region 1.25% 5/3/34 (Reg. S)	EUR	400,000	348,731
TOTAL BELGIUM			2,769,755
Canada - 2.4%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	37,544
3.65% 9/8/44	CAD	295,000	180,903
Allied Properties (REIT) 3.113% 4/8/27	CAD	110,000	73,971
Altalink LP 3.717% 12/3/46	CAD	338,000	208,512
Bank of Montreal:
3.19% 3/1/28	CAD	585,000	412,534
6.034% 9/7/33 (b)	CAD	60,000	45,551
Bank of Nova Scotia:
0.01% 1/14/27 (Reg. S)	EUR	500,000	492,793
0.25% 11/1/28 (Reg. S)	EUR	140,000	129,981
3.1% 2/2/28	CAD	85,000	59,819
5.5% 12/29/25	CAD	840,000	620,177
5.679% 8/2/33 (b)	CAD	80,000	59,950
Bell Canada 4.45% 2/27/47	CAD	40,000	25,301
Brookfield Corp. 3.8% 3/16/27	CAD	260,000	186,758
Brookfield Infrastructure Finance ULC 5.98% 2/14/33	CAD	90,000	69,151
Brookfield Renewable Partners ULC 5.84% 11/5/36	CAD	80,000	61,150
Canada Housing Trust No. 1:
1.6% 12/15/31 (d)	CAD	320,000	201,120
1.9% 9/15/26 (d)	CAD	480,000	335,904
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,770,890
1.7% 7/15/26	CAD	498,000	344,532
5.33% 1/20/33 (b)	CAD	150,000	110,676
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	136,966
Choice Properties REIT:
4.178% 3/8/28	CAD	128,000	91,963
5.03% 2/28/31	CAD	60,000	44,147
City of Montreal 4.4% 12/1/43	CAD	50,000	35,277
CPPIB Capital, Inc.:
1.25% 12/7/27 (Reg. S)	GBP	544,000	616,792
3% 6/15/28	CAD	1,310,000	928,141
4.2% 5/2/28 (Reg. S)	AUD	90,000	58,900
CU, Inc. 3.548% 11/22/47	CAD	280,000	166,287
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	171,982
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	406,000	245,315
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	339,607
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	170,390
Federation des caisses Desjardin:
5.279% 5/15/34 (b)	CAD	50,000	36,971
5.467% 11/17/28	CAD	80,000	60,352
FortisAlberta, Inc. 2.632% 6/8/51	CAD	50,000	24,475
FortisBC Energy., Inc. 2.82% 8/9/49	CAD	70,000	36,080
Great-West Lifeco, Inc. 5.998% 11/16/39	CAD	50,000	40,164
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	293,577
Hydro One, Inc.:
1.69% 1/16/31	CAD	417,000	259,695
3.02% 4/5/29	CAD	30,000	20,767
4.46% 1/27/53	CAD	110,000	75,224
5.36% 5/20/36	CAD	50,000	38,096
Hydro-Quebec:
2.1% 2/15/60	CAD	70,000	30,753
4% 2/15/55	CAD	220,000	150,916
4% 2/15/63	CAD	500,000	344,315
5% 2/15/50	CAD	170,000	136,328
Intact Financial Corp. 4.653% 5/16/34 (b)	CAD	190,000	140,170
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,090,113
Keyera Corp. 3.959% 5/29/30	CAD	761,000	530,122
Manulife Financial Corp. 2.237% 5/12/30 (b)	CAD	460,000	328,300
National Bank of Canada 2.237% 11/4/26	CAD	360,000	249,512
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	591,000	399,956
Nova Scotia Power, Inc. 5.67% 11/14/35	CAD	90,000	67,380
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	94,020
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	280,947
3.215% 4/8/30	CAD	100,000	68,514
4.248% 1/18/49	CAD	50,000	32,507
Ontario Teachers' Finance Trust 0.95% 11/24/51 (Reg. S)	EUR	110,000	63,588
Pembina Pipeline Corp. 4.74% 1/21/47	CAD	402,000	259,748
PSP Capital, Inc. 1.5% 3/15/28 (Reg. S)	CAD	340,000	228,378
Rogers Communications, Inc. 2.9% 12/9/30	CAD	968,000	628,979
Royal Bank of Canada:
0.01% 1/27/31 (Reg. S)	EUR	120,000	104,420
0.625% 9/10/25 (Reg. S)	EUR	756,000	784,264
2.088% 6/30/30 (b)	CAD	710,000	504,253
2.125% 4/26/29 (Reg. S)	EUR	110,000	110,527
2.609% 11/1/24	CAD	102,000	74,004
4.612% 7/26/27	CAD	530,000	388,707
5.01% 2/1/33 (b)	CAD	80,000	58,689
Saskatchewan Province 3.3% 6/2/48	CAD	150,000	92,030
SmartCentres (REIT) 2.307% 12/18/28	CAD	100,000	64,642
Sun Life Financial, Inc.:
2.06% 10/1/35 (b)	CAD	110,000	68,426
2.58% 5/10/32 (b)	CAD	50,000	34,470
2.8% 11/21/33 (b)	CAD	50,000	33,788
TELUS Corp. 3.95% 2/16/50	CAD	33,000	18,922
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	378,718
1.943% 3/13/25	CAD	252,000	180,476
2.496% 12/2/24	CAD	60,000	43,424
3.631% 12/13/29 (Reg. S)	EUR	320,000	341,216
4.68% 1/8/29	CAD	350,000	256,598
5.177% 4/9/34 (b)	CAD	80,000	59,037
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	53,395
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	20,443
4.18% 7/3/48	CAD	33,000	19,963
4.35% 6/6/46	CAD	456,000	285,756
TOTAL CANADA			19,419,099
China - 2.9%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,467,702
3.52% 5/24/31	CNY	38,250,000	5,692,398
Export-Import Bank of China:
3.22% 5/14/26	CNY	57,740,000	8,130,242
3.38% 7/16/31	CNY	32,570,000	4,812,013
State Grid Overseas Investment Ltd. 0.797% 8/5/26 (Reg. S)	EUR	160,000	161,681
TOTAL CHINA			23,264,036
Czech Republic - 0.0%
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	152,921
Denmark - 0.2%
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	149,132
1.5% 9/2/30 (Reg. S) (b)	EUR	110,000	113,954
4% 1/12/27 (Reg. S) (b)	EUR	210,000	225,842
4.5% 11/9/28 (Reg. S) (b)	EUR	110,000	120,240
4.625% 4/13/27 (Reg. S) (b)	GBP	100,000	125,285
Jyske Bank A/S 0.25% 2/17/28 (Reg. S) (b)	EUR	100,000	98,204
KommuneKredit:
0% 11/17/29	EUR	240,000	219,826
0.125% 9/26/40 (Reg. S)	EUR	100,000	65,414
Nykredit Realkredit A/S:
0.5% 7/10/25 (Reg. S)	EUR	144,000	149,389
0.75% 1/20/27	EUR	130,000	129,631
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	120,459
2.5% 5/16/33 (Reg. S)	GBP	104,000	106,045
5.125% 9/13/34 (Reg. S)	GBP	290,000	358,713
TOTAL DENMARK			1,982,134
Finland - 0.2%
Finnvera OYJ 2.875% 8/30/29 (Reg. S)	EUR	200,000	213,535
Kuntarahoitus OYJ:
0.25% 2/25/32 (Reg. S)	EUR	140,000	121,865
2.75% 2/2/34 (Reg. S)	EUR	110,000	114,239
5.125% 7/22/27 (Reg. S)	GBP	120,000	154,078
Nordea Bank Abp:
0.5% 3/19/31 (Reg. S)	EUR	120,000	106,063
0.625% 8/18/31 (Reg. S) (b)	EUR	100,000	100,120
2.5% 5/23/29 (Reg. S)	EUR	144,000	147,069
Nordea Mortgage Bank PLC 2.5% 9/14/32 (Reg. S)	EUR	110,000	112,504
OP Corporate Bank PLC:
0.1% 11/16/27 (Reg. S)	EUR	130,000	125,133
1.375% 9/4/26 (Reg. S)	GBP	160,000	185,973
OP Mortgage Bank PLC:
0.01% 11/19/30 (Reg. S)	EUR	180,000	158,419
1% 11/28/24 (Reg. S)	EUR	170,000	180,104
TOTAL FINLAND			1,719,102
France - 3.7%
Action Logement Services 0.375% 10/5/31 (Reg. S)	EUR	600,000	519,636
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	520,712
Agence France Locale 3.125% 3/20/34 (Reg. S)	EUR	100,000	103,364
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	146,073
APRA SA 1.875% 1/6/31 (Reg. S)	EUR	200,000	193,727
Arkea Public Sector SCF SA 0.875% 3/31/28 (Reg. S)	EUR	200,000	196,654
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	300,000	301,924
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	253,000	224,245
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	105,033
Ayvens SA 4% 7/5/27 (Reg. S)	EUR	200,000	216,067
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	96,657
0.75% 1/17/30 (Reg. S)	EUR	200,000	181,412
0.875% 12/7/27 (Reg. S)	GBP	600,000	663,425
1% 7/16/26 (Reg. S)	GBP	100,000	116,395
1.125% 11/19/31 (Reg. S)	EUR	100,000	85,543
1.25% 5/26/27 (Reg. S)	EUR	100,000	100,289
1.25% 6/3/30 (Reg. S)	EUR	100,000	92,184
2.5% 5/25/28 (Reg. S)	EUR	300,000	305,390
2.625% 11/6/29 (Reg. S)	EUR	100,000	100,649
3.875% 6/16/32 (Reg. S) (b)	EUR	100,000	105,610
4.375% 5/2/30 (Reg. S)	EUR	100,000	109,383
4.75% 11/10/31 (Reg. S)	EUR	100,000	111,785
BNP Paribas SA:
0.5% 2/19/28 (Reg. S) (b)	EUR	100,000	98,239
0.5% 1/19/30 (Reg. S) (b)	EUR	300,000	275,667
0.625% 12/3/32 (Reg. S)	EUR	100,000	82,250
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	92,111
1.25% 7/13/31 (Reg. S)	GBP	100,000	96,924
1.625% 7/2/31 (Reg. S)	EUR	100,000	90,516
1.875% 12/14/27 (Reg. S)	GBP	200,000	226,697
2% 5/24/31 (Reg. S) (b)	GBP	200,000	234,739
2% 9/13/36 (Reg. S)	GBP	100,000	89,684
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	101,773
2.538% 7/13/29 (b)	CAD	250,000	167,169
3.375% 1/23/26 (Reg. S)	GBP	550,000	674,470
4.75% 11/13/32 (Reg. S) (b)	EUR	100,000	111,746
Bouygues SA:
0.5% 2/11/30 (Reg. S)	EUR	100,000	90,984
2.25% 6/29/29 (Reg. S)	EUR	100,000	101,098
4.625% 6/7/32 (Reg. S)	EUR	100,000	113,510
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	101,564
0.25% 1/14/31 (Reg. S)	EUR	200,000	172,088
0.5% 9/15/27 (Reg. S) (b)	EUR	600,000	596,356
1% 1/14/32 (Reg. S)	EUR	200,000	173,894
1.375% 12/23/26 (Reg. S)	GBP	100,000	115,146
1.625% 1/31/28 (Reg. S)	EUR	100,000	99,463
2.25% 3/2/32 (Reg. S) (b)	EUR	100,000	101,323
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	111,798
5.75% 6/1/33 (Reg. S) (b)	EUR	100,000	112,243
BPCE SFH:
0.01% 10/16/28 (Reg. S)	EUR	500,000	467,835
3.375% 6/27/33 (Reg. S)	EUR	400,000	433,241
Bpifrance SACA:
0.05% 9/26/29 (Reg. S)	EUR	300,000	272,137
0.125% 3/25/25 (Reg. S)	EUR	200,000	208,727
0.25% 3/29/30 (Reg. S)	EUR	100,000	90,371
0.625% 5/25/26 (Reg. S)	EUR	200,000	203,526
0.75% 11/25/24	EUR	200,000	211,643
2.125% 11/29/27 (Reg. S)	EUR	200,000	206,364
3% 9/10/26 (Reg. S)	EUR	500,000	531,995
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,038,259
0.125% 2/15/36 (Reg. S)	EUR	900,000	672,086
Caisse Refinance L'habit 0.01% 10/8/29 (Reg. S)	EUR	600,000	545,679
Carrefour Banque SA 4.079% 5/5/27 (Reg. S)	EUR	100,000	107,765
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	93,030
Compagnie de Financement Foncier 0.01% 4/16/29 (Reg. S)	EUR	1,000,000	921,837
Compagnie de St.-Gobain 3.875% 11/29/30 (Reg. S)	EUR	200,000	215,998
Compagnie Financiere du Credit Mutuel:
0.375% 10/3/28 (Reg. S)	EUR	200,000	187,321
0.875% 10/25/31 (Reg. S)	EUR	100,000	86,836
1.875% 10/25/29 (b)	EUR	100,000	106,177
Credit Agricole Assurances SA:
1.5% 10/6/31 (Reg. S)	EUR	100,000	87,475
2% 7/17/30 (Reg. S)	EUR	100,000	92,900
Credit Agricole Home Loan SFH:
0.05% 12/6/29 (Reg. S)	EUR	200,000	181,214
1.5% 9/28/38	EUR	300,000	253,150
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	94,715
0.5% 9/21/29 (Reg. S) (b)	EUR	100,000	93,184
1% 9/18/25 (Reg. S)	EUR	200,000	207,560
1.125% 7/12/32 (Reg. S)	EUR	300,000	263,686
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	104,336
1.874% 12/9/31 (b)	GBP	200,000	229,088
2.625% 3/17/27 (Reg. S)	EUR	107,000	111,062
3.875% 11/28/34 (Reg. S)	EUR	100,000	108,352
4% 1/18/33 (Reg. S)	EUR	100,000	109,506
4.875% 10/23/29 (Reg. S)	GBP	100,000	125,672
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	98,569
Electricite de France SA:
1% 11/29/33 (Reg. S)	EUR	100,000	81,882
2% 12/9/49 (Reg. S)	EUR	400,000	265,168
5.5% 1/25/35 (Reg. S)	GBP	200,000	243,259
Engie SA 5.625% 4/3/53 (Reg. S)	GBP	100,000	121,903
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	198,055
HSBC Continental Europe SA:
0.1% 9/3/27 (Reg. S)	EUR	200,000	193,649
1.375% 9/4/28 (Reg. S)	EUR	300,000	296,131
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	98,058
Ile-de-France Mobilites:
0.4% 5/28/31 (Reg. S)	EUR	100,000	87,705
3.7% 6/14/38 (Reg. S)	EUR	100,000	106,018
Kering SA 3.625% 3/11/36 (Reg. S)	EUR	100,000	104,659
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	88,730
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	200,000	197,929
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	126,014
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	100,973
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	364,667
MACIF 0.625% 6/21/27 (Reg. S)	EUR	200,000	193,882
Orange SA:
0.75% 6/29/34 (Reg. S)	EUR	500,000	410,123
8.125% 1/28/33	EUR	70,000	99,869
Pernod Ricard SA 3.625% 5/7/34 (Reg. S)	EUR	100,000	105,453
RCI Banque SA:
1.625% 5/26/26 (Reg. S)	EUR	37,000	38,106
4.875% 10/2/29 (Reg. S)	EUR	150,000	166,470
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	95,939
0.625% 7/8/32 (Reg. S)	EUR	200,000	171,437
SNCF Reseau:
0.875% 1/22/29 (Reg. S)	EUR	300,000	288,143
1.125% 5/19/27 (Reg. S)	EUR	1,100,000	1,106,337
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	173,959
1.7% 5/25/50 (Reg. S)	EUR	500,000	345,583
Societe Generale:
0.875% 9/22/28 (Reg. S) (b)	EUR	200,000	194,297
0.875% 9/24/29 (Reg. S)	EUR	100,000	91,647
1% 11/24/30 (b)	EUR	200,000	204,121
1.125% 6/30/31 (Reg. S) (b)	EUR	100,000	100,003
1.25% 12/7/27	GBP	300,000	332,263
1.25% 6/12/30 (Reg. S)	EUR	100,000	91,520
4.25% 11/16/32 (Reg. S)	EUR	100,000	110,875
Societe Generale SFH 3.125% 2/24/26 (Reg. S)	EUR	1,000,000	1,067,393
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	275,650
Suez SACA:
1.875% 5/24/27 (Reg. S)	EUR	100,000	101,687
2.375% 5/24/30 (Reg. S)	EUR	100,000	98,617
4.625% 11/3/28 (Reg. S)	EUR	100,000	110,257
TotalEnergies Capital International SA:
1.25% 12/16/24 (Reg. S)	GBP	100,000	124,223
1.491% 4/8/27 (Reg. S)	EUR	100,000	101,876
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	186,768
0.25% 11/25/29 (Reg. S)	EUR	600,000	551,515
0.25% 7/16/35 (Reg. S)	EUR	400,000	307,582
0.875% 5/25/28 (Reg. S)	EUR	400,000	392,990
1.25% 10/21/27 (Reg. S)	EUR	100,000	100,610
1.5% 4/20/32 (Reg. S)	EUR	100,000	94,733
Unibail-Rodamco-Westfield SE:
0.75% 10/25/28 (Reg. S)	EUR	300,000	282,807
1% 2/27/27 (Reg. S)	EUR	600,000	600,700
1.5% 5/29/29 (Reg. S)	EUR	120,000	116,282
Veolia Environnement SA:
0.664% 1/15/31 (Reg. S)	EUR	100,000	88,665
1.25% 4/15/28 (Reg. S)	EUR	100,000	98,722
1.25% 5/14/35 (Reg. S)	EUR	100,000	84,551
TOTAL FRANCE			29,369,360
Germany - 2.8%
Aareal Bank AG:
0.01% 2/1/28 (Reg. S)	EUR	100,000	94,939
0.05% 9/2/26 (Reg. S)	EUR	100,000	97,742
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	194,817
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	92,383
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	105,837
Amprion GmbH:
3.45% 9/22/27 (Reg. S)	EUR	100,000	106,415
3.971% 9/22/32 (Reg. S)	EUR	100,000	108,571
Aroundtown SA:
0.375% 4/15/27 (Reg. S)	EUR	200,000	185,671
1.45% 7/9/28 (Reg. S)	EUR	100,000	91,165
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	100,000	111,205
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	260,129
Berlin Hannoversche Hypothekenbank AG 0.25% 5/19/33 (Reg. S)	EUR	1,020,000	851,995
BMV Finance NV:
1.5% 2/6/29 (Reg. S)	EUR	86,000	85,401
3.25% 7/22/30 (Reg. S)	EUR	250,000	268,314
Bremen Freie Hansestadt:
0.15% 10/24/31	EUR	50,000	43,842
0.4% 8/20/49 (Reg. S)	EUR	29,000	15,711
Commerzbank AG:
0.01% 3/11/30	EUR	183,000	164,670
0.5% 12/4/26 (Reg. S)	EUR	58,000	57,991
1.25% 1/9/34	EUR	58,000	52,430
1.5% 8/28/28 (Reg. S)	EUR	100,000	99,313
1.875% 2/28/28 (Reg. S)	EUR	100,000	101,236
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	23,008
1.375% 6/26/26 (Reg. S)	EUR	44,000	45,372
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	214,000	245,035
0.625% 4/15/36 (Reg. S)	EUR	170,000	132,394
0.625% 12/8/50 (Reg. S)	EUR	144,000	77,092
0.875% 6/23/39 (Reg. S)	EUR	198,000	146,089
1.375% 7/7/25 (Reg. S)	GBP	28,000	34,119
1.875% 2/13/26 (Reg. S)	GBP	171,000	206,645
Deutsche Bank AG:
0.75% 2/17/27 (Reg. S) (b)	EUR	100,000	101,900
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	207,913
1.625% 1/20/27 (Reg. S)	EUR	300,000	304,023
1.875% 2/23/28 (Reg. S) (b)	EUR	200,000	202,923
3.25% 5/24/28 (Reg. S) (b)	EUR	100,000	105,066
4% 6/24/26 (Reg. S) (b)	GBP	200,000	248,526
4% 6/24/32 (Reg. S) (b)	EUR	100,000	104,441
Deutsche Borse AG:
0.125% 2/22/31 (Reg. S)	EUR	100,000	87,517
1.5% 4/4/32 (Reg. S)	EUR	100,000	93,812
Deutsche Telekom AG:
3.125% 2/6/34 (Reg. S)	GBP	60,000	64,597
3.25% 3/20/36 (Reg. S)	EUR	130,000	133,879
DZ HYP AG 0.5% 6/16/26 (Reg. S)	EUR	1,200,000	1,217,439
E.ON International Finance BV:
1.5% 7/31/29 (Reg. S)	EUR	115,000	112,321
5.75% 2/14/33 (Reg. S)	EUR	130,000	159,353
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	68,887
0.35% 2/28/30 (Reg. S)	EUR	90,000	81,626
0.75% 2/20/28 (Reg. S)	EUR	99,000	97,912
0.875% 8/20/31 (Reg. S)	EUR	100,000	89,484
0.875% 10/18/34 (Reg. S)	EUR	117,000	97,321
3.5% 1/12/28 (Reg. S)	EUR	140,000	150,792
4.125% 3/25/44 (Reg. S)	EUR	50,000	52,906
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	93,652
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	161,000	131,630
Eurogrid GmbH 3.598% 2/1/29 (Reg. S)	EUR	200,000	213,229
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	400,000	400,193
Hamburg Commercial Bank AG 0.01% 1/19/27 (Reg. S)	EUR	100,000	97,993
Hannover Reuck SE 1.75% 10/8/40 (Reg. S) (b)	EUR	100,000	93,033
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/33 (Reg. S)	EUR	50,000	56,752
KfW:
0% 9/30/26 (Reg. S)	EUR	273,000	273,514
0% 9/15/28 (Reg. S)	EUR	442,000	419,965
0% 9/17/30 (Reg. S)	EUR	261,000	234,144
0.01% 5/5/27 (Reg. S)	EUR	38,000	37,484
0.05% 9/29/34 (Reg. S)	EUR	1,284,000	1,021,157
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,207,514
0.625% 2/22/27	EUR	283,000	285,303
0.625% 1/7/28	EUR	1,834,000	1,815,252
0.75% 12/7/27 (Reg. S)	GBP	320,000	358,419
0.75% 6/28/28	EUR	72,000	70,973
0.875% 9/15/26 (Reg. S)	GBP	43,000	50,158
0.875% 7/4/39 (Reg. S)	EUR	110,000	86,285
1.375% 12/9/24 (Reg. S)	GBP	151,000	187,781
1.375% 2/2/28	SEK	310,000	27,793
1.5% 7/24/24	AUD	82,000	54,606
2.15% 8/25/25	AUD	1,210,000	785,127
2.875% 12/28/29 (Reg. S)	EUR	740,000	792,588
3.2% 9/11/26	AUD	118,000	76,461
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	91,922
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	101,528
0.875% 11/28/27 (Reg. S)	EUR	100,000	98,010
0.875% 1/17/29 (Reg. S)	EUR	100,000	94,005
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	267,000	229,207
1.5% 7/3/29 (Reg. S)	EUR	44,000	43,233
Merck KGaA 1.625% 6/25/79 (Reg. S) (b)	EUR	100,000	105,756
Muenchener Hypothekenbank eG 1.875% 8/25/32 (Reg. S)	EUR	60,000	58,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/41 (Reg. S) (b)	EUR	100,000	89,363
NRW.BANK:
0.5% 6/17/41 (Reg. S)	EUR	50,000	34,002
0.875% 4/12/34	EUR	387,000	338,619
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	109,103
RWE AG:
2.5% 8/24/25 (Reg. S)	EUR	430,000	454,656
2.75% 5/24/30 (Reg. S)	EUR	120,000	122,646
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	22,390
1.75% 2/28/39 (Reg. S)	EUR	23,000	19,272
3% 9/8/33 (Reg. S)	EUR	100,000	103,666
3.125% 5/22/32 (Reg. S)	EUR	200,000	210,944
3.625% 2/24/43 (Reg. S)	EUR	100,000	104,682
Traton Finance Luxembourg SA 4.5% 11/23/26 (Reg. S)	EUR	200,000	217,039
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	33,833
0.375% 1/17/33 (Reg. S)	EUR	200,000	170,467
0.85% 5/22/34 (Reg. S)	EUR	102,000	87,822
Vier Gas Transport GmbH 1.5% 9/25/28 (Reg. S)	EUR	100,000	98,656
Volkswagen Bank GmbH 2.5% 7/31/26 (Reg. S)	EUR	100,000	104,291
Volkswagen Financial Services AG:
0.375% 2/12/30 (Reg. S)	EUR	70,000	62,329
0.875% 1/31/28 (Reg. S)	EUR	630,000	613,951
1.125% 7/5/26 (Reg. S)	GBP	100,000	116,248
1.5% 10/1/24 (Reg. S)	EUR	36,000	38,313
2.25% 4/12/25 (Reg. S)	GBP	26,000	32,100
3.375% 4/6/28 (Reg. S)	EUR	32,000	34,112
Volkswagen International Finance NV:
1.625% 1/16/30 (Reg. S)	EUR	45,000	43,118
3.25% 11/18/30 (Reg. S)	EUR	200,000	208,214
4.125% 11/16/38 (Reg. S)	EUR	200,000	215,313
Volkswagen Leasing GmbH:
0.625% 7/19/29 (Reg. S)	EUR	50,000	45,834
4% 4/11/31 (Reg. S)	EUR	140,000	150,778
Vonovia SE:
0.625% 10/7/27 (Reg. S)	EUR	200,000	193,737
0.75% 9/1/32 (Reg. S)	EUR	100,000	82,392
1% 6/16/33 (Reg. S)	EUR	400,000	325,412
TOTAL GERMANY			22,058,816
Hong Kong - 0.0%
Hongkong & Shanghai Banking Corp. Ltd. (Sydney Branch) 5.1% 3/3/28 (Reg. S)	AUD	250,000	166,677
Ireland - 0.1%
AIB Group PLC 4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	110,234
Bank of Ireland Group PLC:
0.375% 5/10/27 (Reg. S) (b)	EUR	140,000	141,026
1% 11/25/25 (Reg. S) (b)	EUR	340,000	359,904
1.375% 8/11/31 (Reg. S) (b)	EUR	100,000	101,164
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	126,281
Smurfit Kappa Treasury ULC 1.5% 9/15/27 (Reg. S)	EUR	100,000	100,454
TOTAL IRELAND			939,063
Italy - 0.7%
A2A SpA 0.625% 7/15/31 (Reg. S)	EUR	140,000	119,814
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	118,579
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	116,030
Assicurazioni Generali SpA:
1.713% 6/30/32 (Reg. S)	EUR	100,000	88,645
2.124% 10/1/30 (Reg. S)	EUR	130,000	123,394
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	110,521
Autostrade per L'italia SpA 1.875% 9/26/29 (Reg. S)	EUR	320,000	308,593
Credit Agricole Italia SpA 0.375% 1/20/32 (Reg. S)	EUR	200,000	172,295
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	215,243
0.5% 6/17/30 (Reg. S)	EUR	110,000	99,736
2.875% 4/11/29 (Reg. S)	GBP	636,000	729,524
4% 2/20/31 (Reg. S)	EUR	300,000	326,338
Eni SpA:
3.625% 5/19/27 (Reg. S)	EUR	100,000	107,585
4.25% 5/19/33 (Reg. S)	EUR	120,000	131,591
Ferrovie dello Stato FS SpA:
1.125% 7/9/26 (Reg. S)	EUR	230,000	234,755
1.5% 6/27/25 (Reg. S)	EUR	144,000	151,025
Hera SpA 0.875% 7/5/27 (Reg. S)	EUR	190,000	187,499
Iccrea Banca SpA 4% 11/8/27 (Reg. S)	EUR	140,000	151,800
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	360,000	346,721
4.875% 5/19/30 (Reg. S)	EUR	100,000	112,864
5.125% 8/29/31 (Reg. S)	EUR	100,000	114,668
Italgas SpA 1% 12/11/31 (Reg. S)	EUR	110,000	96,801
Mediobanca SpA:
2.375% 6/30/27 (Reg. S)	EUR	160,000	165,690
4.75% 3/14/28 (Reg. S) (b)	EUR	100,000	109,741
Snam SpA 0.75% 6/20/29 (Reg. S)	EUR	290,000	270,311
Terna - Rete Elettrica Nazionale:
0.375% 6/23/29 (Reg. S)	EUR	120,000	110,314
1.375% 7/26/27 (Reg. S)	EUR	150,000	151,001
UniCredit SpA:
2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	507,526
4.45% 2/16/29 (Reg. S) (b)	EUR	170,000	184,756
TOTAL ITALY			5,663,360
Japan - 0.4%
East Japan Railway Co. 1.104% 9/15/39 (Reg. S)	EUR	160,000	119,734
JT International Financial Services BV 2.375% 4/7/81 (Reg. S) (b)	EUR	120,000	123,534
Mizuho Financial Group, Inc.:
0.797% 4/15/30 (Reg. S)	EUR	300,000	274,189
1.412% 7/13/33	JPY	12,000,000	71,930
NTT Finance Corp. 0.18% 12/19/25	JPY	200,000,000	1,237,118
Sumitomo Mitsui Financial Group, Inc. 0.632% 10/23/29 (Reg. S)	EUR	110,000	101,153
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	127,624
Toyota Finance Corp. 0.37% 10/13/26	JPY	100,000,000	618,224
Toyota Motor Finance (Netherlands) BV 3.5% 1/13/28 (Reg. S)	EUR	300,000	322,019
TOTAL JAPAN			2,995,525
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	165,368
Luxembourg - 0.1%
Blackstone Property Partners Europe LP 1.25% 4/26/27 (Reg. S)	EUR	153,000	150,390
CBRE Global Investors Pan European Core Fund 0.5% 1/27/28 (Reg. S)	EUR	100,000	94,372
JAB Holdings BV:
1% 7/14/31 (Reg. S)	EUR	100,000	89,172
2.5% 6/25/29	EUR	100,000	101,710
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	170,000	167,952
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	304,000	303,138
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	103,518
TOTAL LUXEMBOURG			1,010,252
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	98,862
2.125% 3/10/28	EUR	200,000	203,363
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	93,307
TOTAL MEXICO			395,532
Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	152,571
International Finance Corp. 4.5% 10/2/28	GBP	370,000	471,375
TOTAL MULTI-NATIONAL			623,946
Netherlands - 1.2%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	160,292
0.5% 9/23/29 (Reg. S)	EUR	100,000	90,978
0.6% 1/15/27 (Reg. S)	EUR	300,000	298,008
1.375% 1/12/37 (Reg. S)	EUR	400,000	344,623
4.5% 11/21/34 (Reg. S)	EUR	100,000	112,580
ASR Nederland NV 3.375% 5/2/49 (Reg. S) (b)	EUR	100,000	100,561
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,942,552
3.3% 7/17/28 (Reg. S)	AUD	1,267,000	802,139
Cooperatieve Rabobank UA:
0.25% 10/30/26 (Reg. S)	EUR	500,000	497,085
0.625% 2/25/33 (Reg. S)	EUR	100,000	83,429
1.125% 5/7/31 (Reg. S)	EUR	100,000	91,332
1.25% 3/23/26 (Reg. S)	EUR	79,000	81,645
3.202% 5/6/36 (Reg. S)	EUR	400,000	427,003
CTP BV:
0.625% 9/27/26 (Reg. S)	EUR	110,000	109,475
0.75% 2/18/27 (Reg. S)	EUR	108,000	106,333
EXOR NV 1.75% 1/18/28 (Reg. S)	EUR	170,000	172,376
Heineken NV 1.75% 5/7/40 (Reg. S)	EUR	160,000	130,189
ING Bank NV 3% 5/21/34 (Reg. S)	EUR	300,000	316,347
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	500,000	471,531
0.25% 2/1/30 (Reg. S) (b)	EUR	200,000	182,638
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	411,998
3% 2/18/26 (Reg. S)	GBP	100,000	122,195
4.875% 11/14/27 (Reg. S) (b)	EUR	200,000	219,401
JDE Peet's BV 0.5% 1/16/29 (Reg. S)	EUR	130,000	120,593
Koninklijke KPN NV 3.875% 7/3/31 (Reg. S)	EUR	100,000	108,424
Koninklijke Philips Electronics NV 2.125% 11/5/29 (Reg. S)	EUR	110,000	109,573
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	137,259
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	684,934
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	523,581
3.3% 5/2/29 (Reg. S)	AUD	40,000	25,020
NN Group NV 4.625% 1/13/48 (Reg. S) (b)	EUR	180,000	194,346
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	117,577
Stedin Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	115,279
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	190,524
TOTAL NETHERLANDS			9,601,820
New Zealand - 0.1%
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	937,340
Norway - 0.3%
DNB Bank ASA:
3.125% 9/21/27 (Reg. S) (b)	EUR	170,000	180,114
4% 8/17/27 (Reg. S) (b)	GBP	100,000	122,995
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	222,297
Kommunalbanken A/S 0.6% 6/1/26	AUD	500,000	308,404
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,116,479
Telenor ASA:
0.75% 5/31/26 (Reg. S)	EUR	100,000	101,787
1.125% 5/31/29 (Reg. S)	EUR	157,000	151,503
TOTAL NORWAY			2,203,579
Portugal - 0.1%
Banco Santander Totta SA:
3.25% 2/15/31 (Reg. S)	EUR	100,000	106,615
3.375% 4/19/28 (Reg. S)	EUR	400,000	428,427
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	98,261
TOTAL PORTUGAL			633,303
South Africa - 0.0%
Anglo American Capital PLC 3.75% 6/15/29 (Reg. S)	EUR	140,000	148,707
Spain - 0.6%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	411,108
Banco Bilbao Vizcaya Argentaria SA:
4.375% 10/14/29 (Reg. S)	EUR	300,000	334,336
5.75% 9/15/33 (Reg. S) (b)	EUR	100,000	111,704
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	285,462
0.5% 3/24/27 (Reg. S) (b)	EUR	100,000	101,307
1.375% 1/5/26 (Reg. S)	EUR	300,000	310,761
2.125% 2/8/28 (Reg. S)	EUR	100,000	101,003
3.125% 1/19/27 (Reg. S)	EUR	100,000	105,549
3.5% 1/9/30 (Reg. S) (b)	EUR	100,000	106,306
3.75% 1/9/34 (Reg. S)	EUR	100,000	107,050
5.125% 1/25/30 (Reg. S)	GBP	100,000	126,080
5.75% 8/23/33 (Reg. S) (b)	EUR	100,000	111,685
CaixaBank SA:
0.5% 2/9/29 (Reg. S) (b)	EUR	100,000	95,271
0.75% 5/26/28 (Reg. S) (b)	EUR	300,000	296,321
1.5% 12/3/26 (Reg. S) (b)	GBP	200,000	238,352
2.25% 4/17/30 (Reg. S) (b)	EUR	100,000	104,819
5% 7/19/29 (Reg. S) (b)	EUR	100,000	111,473
6.25% 2/23/33 (Reg. S) (b)	EUR	100,000	112,659
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	400,000	393,405
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	313,486
Iberdrola Finanzas SAU 3.375% 11/22/32 (Reg. S)	EUR	100,000	105,988
Naturgy Finance BV:
1.25% 1/15/26 (Reg. S)	EUR	200,000	206,404
1.5% 1/29/28 (Reg. S)	EUR	100,000	100,039
Telefonica Emisiones S.A.U. 1.93% 10/17/31 (Reg. S)	EUR	300,000	286,480
TOTAL SPAIN			4,577,048
Sweden - 1.1%
Akelius Residential Property Financing BV 1% 1/17/28 (Reg. S)	EUR	100,000	94,854
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	100,804
Heimstaden Bostad Treasury BV:
0.625% 7/24/25 (Reg. S)	EUR	160,000	159,695
1.375% 7/24/28 (Reg. S)	EUR	135,000	117,795
Investor AB 1.5% 9/12/30 (Reg. S)	EUR	120,000	115,599
Kommuninvest I Sverige AB 1% 11/12/26 (Reg. S)	SEK	6,710,000	606,081
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	36,802
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	511,259
Nordea Hypotek AB:
0.5% 9/16/26 (Reg. S)	SEK	15,200,000	1,357,927
1% 9/17/25	SEK	1,700,000	156,138
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	126,676
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	108,000	81,773
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	98,764
1.75% 11/11/26 (Reg. S)	EUR	210,000	216,473
3% 11/6/28 (Reg. S)	SEK	4,000,000	378,148
3.25% 5/4/28 (Reg. S)	EUR	250,000	268,158
3.75% 2/7/28 (Reg. S)	EUR	160,000	172,176
Stadshypotek AB:
0.375% 3/13/26 (Reg. S)	EUR	500,000	509,494
2% 9/1/28 (Reg. S)	SEK	10,000,000	909,039
Svenska Handelsbanken AB:
0.5% 2/18/30 (Reg. S)	EUR	100,000	90,815
1.375% 2/23/29 (Reg. S)	EUR	110,000	107,555
Swedbank AB:
0.3% 5/20/27 (Reg. S) (b)	EUR	240,000	241,787
2.1% 5/25/27 (Reg. S)	EUR	108,000	111,652
Swedbank Hypotek AB:
1% 9/18/24 (Reg. S)	SEK	800,000	75,052
3% 3/28/29 (Reg. S)	SEK	1,900,000	179,609
3.125% 7/5/28 (Reg. S)	EUR	390,000	416,768
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	1,017,128
Telia Co. AB 0.125% 11/27/30 (Reg. S)	EUR	310,000	270,194
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	99,547
TOTAL SWEDEN			8,627,762
Switzerland - 0.7%
Argentum Netherlands BV for Zurich Insurance Co. Ltd. 2.75% 2/19/49 (Reg. S) (b)	EUR	120,000	121,128
Holcim Finance Luxembourg SA 0.5% 4/23/31 (Reg. S)	EUR	130,000	111,639
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	44,475
0% 10/26/29 (Reg. S)	CHF	50,000	52,357
0% 8/26/49 (Reg. S)	CHF	520,000	430,860
0.125% 12/19/31 (Reg. S)	CHF	1,270,000	1,305,709
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	600,000	640,509
0% 7/25/31 (Reg. S)	CHF	340,000	348,238
0.1% 12/3/31 (Reg. S)	CHF	795,000	816,787
0.5% 11/24/28 (Reg. S)	CHF	40,000	43,300
Swisscom Finance BV 0.375% 11/14/28 (Reg. S)	EUR	430,000	406,259
UBS AG Australia BRH 5.808% 11/24/28 (Reg. S)	AUD	90,000	61,311
UBS AG London Branch 0.25% 9/1/28 (Reg. S)	EUR	390,000	365,524
UBS Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	99,052
1% 6/24/27 (Reg. S) (b)	EUR	150,000	151,945
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	328,376
2.125% 11/15/29 (Reg. S) (b)	GBP	130,000	144,123
2.875% 4/2/32 (Reg. S) (b)	EUR	270,000	270,375
7.75% 3/1/29 (Reg. S) (b)	EUR	100,000	120,968
Zurich Finance (Ireland) DAC 1.625% 6/17/39 (Reg. S)	EUR	100,000	83,310
TOTAL SWITZERLAND			5,946,245
United Kingdom - 1.6%
AA Bond Co. Ltd.:
7.375% 7/31/50 (Reg. S)	GBP	120,000	157,036
8.45% 7/31/50 (Reg. S)	GBP	130,000	173,094
Anglian Water Services Financing PLC 1.625% 8/10/25 (Reg. S)	GBP	240,000	289,962
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	101,194
Aviva PLC 6.875% 11/27/53 (Reg. S) (b)	GBP	100,000	130,563
Barclays PLC:
0.577% 8/9/29 (Reg. S) (b)	EUR	120,000	112,574
1.106% 5/12/32 (Reg. S) (b)	EUR	110,000	97,220
1.125% 3/22/31 (Reg. S) (b)	EUR	230,000	232,201
3.25% 1/17/33	GBP	299,000	317,436
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	240,000	269,710
BAT Netherlands Finance BV:
3.125% 4/7/28 (Reg. S)	EUR	100,000	105,198
5.375% 2/16/31 (Reg. S)	EUR	110,000	125,078
British Telecommunications PLC 3.75% 5/13/31 (Reg. S)	EUR	170,000	182,572
Cadent Finance PLC 3.125% 3/21/40 (Reg. S)	GBP	100,000	90,628
CCEP Finance Ireland DAC 0.875% 5/6/33 (Reg. S)	EUR	110,000	93,492
CK Hutchison Group Telecom Finance SA 1.125% 10/17/28 (Reg. S)	EUR	100,000	96,176
Clarion Funding PLC 1.25% 11/13/32 (Reg. S)	GBP	120,000	111,565
Gatwick Funding Ltd. 2.5% 4/15/32 (Reg. S)	GBP	220,000	241,436
GlaxoSmithKline Capital PLC 1.625% 5/12/35 (Reg. S)	GBP	140,000	127,520
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	190,000	215,488
3.661% 1/13/33	CAD	215,000	145,935
HSBC Holdings PLC:
Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (b)(c)	EUR	270,000	306,582
3% 7/22/28 (b)	GBP	110,000	129,686
3% 5/29/30 (b)	GBP	130,000	147,887
8.201% 11/16/34 (Reg. S) (b)	GBP	150,000	205,640
Land Securities Capital Markets PLC 2.375% 3/29/29 (Reg. S)	GBP	160,000	187,328
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	122,585
Legal & General Group PLC 5.125% 11/14/48 (Reg. S) (b)	GBP	100,000	122,964
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	91,213
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	137,548
1.985% 12/15/31 (b)	GBP	104,000	120,292
2% 4/12/28 (Reg. S) (b)	GBP	140,000	161,374
2.25% 10/16/24	GBP	100,000	125,144
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	431,466
5.802% 3/17/29 (b)	AUD	100,000	66,767
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	112,077
London Stock Exchange Group PLC 1.75% 9/19/29 (Reg. S)	EUR	110,000	108,076
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	124,882
Motability Operations Group PLC 1.5% 1/20/41 (Reg. S)	GBP	220,000	161,871
National Grid Electricity Transmission PLC:
0.19% 1/20/25 (Reg. S)	EUR	160,000	168,004
0.823% 7/7/32 (Reg. S)	EUR	140,000	119,071
1.375% 9/16/26 (Reg. S)	GBP	200,000	232,578
National Grid PLC:
0.25% 9/1/28 (Reg. S)	EUR	130,000	121,246
2.179% 6/30/26 (Reg. S)	EUR	430,000	447,633
Nationwide Building Society:
0.625% 3/25/27 (Reg. S)	EUR	903,000	900,379
6.178% 12/7/27 (Reg. S) (b)	GBP	110,000	141,148
NatWest Group PLC:
3 month EURIBOR EURO INTER + 1.080% 1.75% 3/2/26 (Reg. S) (b)(c)	EUR	110,000	116,154
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	508,271
4.771% 2/16/29 (Reg. S) (b)	EUR	120,000	132,373
NatWest Markets PLC 6.375% 11/8/27 (Reg. S)	GBP	280,000	366,679
NIE Finance PLC 2.5% 10/27/25 (Reg. S)	GBP	200,000	242,830
Northumbrian Water Finance PLC 5.5% 10/2/37 (Reg. S)	GBP	100,000	120,445
Pension Insurance Corp. PLC 5.625% 9/20/30 (Reg. S)	GBP	100,000	120,627
Phoenix Group Holdings PLC 5.867% 6/13/29 (Reg. S)	GBP	100,000	123,591
Santander UK Group Holdings PLC 7.098% 11/16/27 (Reg. S) (b)	GBP	110,000	143,039
Santander UK PLC 0.05% 1/12/27 (Reg. S)	EUR	200,000	197,158
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	164,448
Severn Trent Utilities Finance PLC:
2.625% 2/22/33 (Reg. S)	GBP	100,000	101,980
4.625% 11/30/34 (Reg. S)	GBP	100,000	117,210
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	150,000	163,067
2.375% 5/28/28 (Reg. S)	GBP	200,000	216,684
Standard Chartered PLC:
0.8% 11/17/29 (Reg. S) (b)	EUR	110,000	103,279
0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	106,412
2.5% 9/9/30 (Reg. S) (b)	EUR	130,000	136,460
Unilever Finance Netherlands BV 3.5% 2/15/37 (Reg. S)	EUR	170,000	181,279
United Utilities Water Finance PLC 0.875% 10/28/29 (Reg. S)	GBP	200,000	204,036
Vodafone International Financing DAC 3.75% 12/2/34 (Reg. S)	EUR	330,000	352,646
WPP Finance SAS 4.125% 5/30/28 (Reg. S)	EUR	170,000	184,541
Yorkshire Water Finance PLC 1.75% 10/27/32 (Reg. S)	GBP	100,000	92,419
TOTAL UNITED KINGDOM			12,605,147
United States of America - 4.0%
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,176,214
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	409,011
3.125% 6/15/31	EUR	174,000	173,299
American Tower Corp. 1% 1/15/32	EUR	140,000	120,913
Apple, Inc. 0.5% 11/15/31	EUR	911,000	813,013
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	101,537
2.05% 5/19/32	EUR	110,000	104,671
2.9% 12/4/26	GBP	2,720,000	3,259,310
Athene Global Funding 0.832% 1/8/27 (Reg. S)	EUR	140,000	139,045
Bank of America Corp.:
0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	438,457
1.667% 6/2/29 (Reg. S) (b)	GBP	100,000	110,771
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,588,856
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	819,181
Booking Holdings, Inc.:
4.125% 5/12/33	EUR	110,000	121,342
4.5% 11/15/31	EUR	150,000	169,437
BP Capital Markets BV 0.933% 12/4/40 (Reg. S)	EUR	290,000	195,316
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	98,047
Chubb INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	638,597
Citigroup, Inc. 4.112% 9/22/33 (Reg. S) (b)	EUR	220,000	239,247
Comcast Corp. 1.875% 2/20/36	GBP	405,000	367,425
CRH SMW Finance DAC 4% 7/11/31 (Reg. S)	EUR	120,000	130,487
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,930,174
0.75% 9/18/31	EUR	456,000	404,690
1.35% 9/18/39	EUR	192,000	148,884
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	93,599
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	84,201
Duke Energy Corp. 3.1% 6/15/28	EUR	100,000	104,504
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	950,966
FedEx Corp. 0.95% 5/4/33	EUR	371,000	313,301
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	765,890
Fiserv, Inc. 2.25% 7/1/25	GBP	925,000	1,133,021
Ford Motor Credit Co. LLC:
2.33% 11/25/25	EUR	100,000	104,688
6.125% 5/15/28	EUR	130,000	148,841
General Electric Co. 2.125% 5/17/37	EUR	230,000	203,496
General Motors Financial Co., Inc. 3.9% 1/12/28 (Reg. S)	EUR	100,000	107,441
Goldman Sachs Group, Inc.:
0.75% 3/23/32 (Reg. S)	EUR	70,000	60,210
1% 3/18/33 (Reg. S)	EUR	70,000	60,158
1.25% 2/7/29 (Reg. S)	EUR	50,000	48,202
1.875% 12/16/30 (Reg. S)	GBP	100,000	104,276
2% 11/1/28 (Reg. S)	EUR	51,000	51,309
3.125% 7/25/29 (Reg. S)	GBP	27,000	31,384
Honeywell International, Inc. 0.75% 3/10/32	EUR	150,000	130,628
IBM Corp. 1.2% 2/11/40	EUR	272,000	201,414
JPMorgan Chase & Co.:
0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	780,298
0.991% 4/28/26 (Reg. S) (b)	GBP	100,000	121,890
1.001% 7/25/31 (Reg. S) (b)	EUR	100,000	91,766
1.638% 5/18/28 (Reg. S) (b)	EUR	210,000	213,122
Linde PLC 0.375% 9/30/33 (Reg. S)	EUR	200,000	164,681
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	783,509
McDonald's Corp. 1.6% 3/15/31 (Reg. S)	EUR	200,000	189,647
McKesson Corp. 3.125% 2/17/29	GBP	573,000	673,246
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	103,577
1.75% 7/2/49 (Reg. S)	EUR	227,000	158,988
Metropolitan Life Global Funding I:
0.5% 5/25/29 (Reg. S)	EUR	100,000	93,559
1.625% 10/12/28 (Reg. S)	GBP	110,000	121,762
Mondelez International Holdings Netherlands BV 0.875% 10/1/31 (Reg. S)	EUR	110,000	97,774
Morgan Stanley:
0.495% 10/26/29 (b)	EUR	100,000	93,578
1.102% 4/29/33 (b)	EUR	243,000	212,202
5.789% 11/18/33 (b)	GBP	170,000	221,090
MSD Netherlands Capital BV 3.7% 5/30/44	EUR	100,000	104,411
NASDAQ, Inc. 0.875% 2/13/30	EUR	100,000	92,783
Nestle Finance International Ltd.:
0% 6/14/26 (Reg. S)	EUR	540,000	544,366
0.25% 6/14/29 (Reg. S)	EUR	120,000	112,124
1.25% 11/2/29 (Reg. S)	EUR	30,000	29,238
3.25% 1/23/37 (Reg. S)	EUR	190,000	197,248
Nestle Holdings, Inc. 1.375% 6/23/33 (Reg. S)	GBP	120,000	115,524
Netflix, Inc. 3.625% 6/15/30 (Reg. S)	EUR	100,000	106,785
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	221,529
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	71,411
2% 5/9/36	EUR	210,000	179,111
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	767,395
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	271,098
1.8% 5/3/29	GBP	381,000	430,804
Prologis LP 2.25% 6/30/29	GBP	619,000	689,713
Public Storage Operating Co. 0.875% 1/24/32	EUR	245,000	215,230
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	387,043
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	220,280
Shell International Finance BV 0.5% 11/8/31 (Reg. S)	EUR	310,000	270,247
Stellantis NV 2.75% 4/1/32 (Reg. S)	EUR	200,000	196,947
Tapestry, Inc. 5.35% 11/27/25	EUR	140,000	152,318
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	758,849
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	185,749
Thermo Fisher Scientific Finance I BV 1.625% 10/18/41	EUR	150,000	115,067
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	104,531
1.875% 10/1/49	EUR	106,000	76,551
Upjohn Finance BV 1.362% 6/23/27 (Reg. S)	EUR	150,000	149,719
Verizon Communications, Inc.:
1.125% 9/19/35	EUR	100,000	81,154
1.3% 5/18/33	EUR	120,000	105,611
2.1% 5/6/26 (Reg. S)	AUD	200,000	126,125
3.375% 10/27/36	GBP	486,000	504,999
VF Corp. 0.25% 2/25/28	EUR	606,000	547,102
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	350,000	361,271
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	162,773
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	114,508
TOTAL UNITED STATES OF AMERICA			32,285,756
TOTAL NONCONVERTIBLE BONDS (Cost $218,200,232)			199,696,229

Government Obligations - 70.0%
		Principal Amount (a)	Value ($)
Australia - 1.9%
Australian Commonwealth:
0.25% 11/21/25 (Reg. S)	AUD	2,151,000	1,357,694
1% 12/21/30 (Reg. S)	AUD	542,000	297,314
1.25% 5/21/32	AUD	1,576,000	841,764
1.75% 11/21/32 (Reg. S)	AUD	1,280,000	702,888
1.75% 6/21/51 (Reg. S)	AUD	809,000	298,597
2.25% 5/21/28 (Reg. S)	AUD	1,320,000	823,596
2.75% 11/21/28	AUD	1,329,000	840,150
2.75% 11/21/29 (Reg. S)	AUD	1,280,000	798,607
2.75% 5/21/41(Reg. S)	AUD	954,000	500,158
3% 11/21/33(Reg. S)	AUD	3,690,000	2,215,228
3% 3/21/47	AUD	468,000	239,564
3.25% 4/21/25 (Reg. S)	AUD	56,000	37,015
3.25% 4/21/29(Reg. S)	AUD	70,000	45,019
4.5% 4/21/33	AUD	1,080,000	731,497
4.75% 4/21/27(Reg. S)	AUD	370,000	251,120
New South Wales Treasury Corp.:
1.25% 11/20/30	AUD	670,000	365,423
3% 5/20/27 (Reg. S)	AUD	620,000	398,392
4.25% 2/20/36 (Reg. S)	AUD	470,000	286,829
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (d)	AUD	2,631,000	1,439,383
1.75% 7/20/34 (Reg. S) (d)	AUD	450,000	221,746
2.25% 11/20/41 (Reg. S) (d)	AUD	70,000	29,816
3.25% 7/21/26 (Reg. S) (d)	AUD	247,000	161,084
3.25% 7/21/28 (Reg. S) (d)	AUD	154,000	98,295
3.5% 8/21/30 (Reg. S) (d)	AUD	58,000	36,392
South Australian Government Financing Authority:
1.75% 5/24/32 (Reg. S)	AUD	490,000	260,539
2% 5/23/36 (Reg. S)	AUD	150,000	70,693
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	69,499
1.25% 11/19/27	AUD	952,000	572,185
1.5% 11/20/30	AUD	1,347,000	740,971
2% 11/20/37	AUD	260,000	116,397
2.25% 11/20/34	AUD	350,000	179,041
2.25% 11/20/42	AUD	330,000	134,561
2.5% 10/22/29	AUD	424,000	255,597
4.75% 9/15/36	AUD	50,000	31,582
Western Australia Treasury Corp. 4.25% 7/20/33	AUD	150,000	95,992
TOTAL AUSTRALIA			15,544,628
Austria - 0.9%
Austrian Republic:
0% 10/20/28(Reg. S) (d)	EUR	600,000	568,374
0% 2/20/30 (Reg. S) (d)	EUR	542,000	493,615
0% 10/20/40 (Reg. S) (d)	EUR	788,000	502,176
0.5% 4/20/27 (Reg. S) (d)	EUR	1,281,000	1,281,919
0.5% 2/20/29 (Reg. S) (d)	EUR	677,000	650,865
0.7% 4/20/71(Reg. S) (d)	EUR	80,000	36,943
0.75% 10/20/26 (Reg. S) (d)	EUR	185,000	188,364
0.75% 2/20/28 (Reg. S) (d)	EUR	355,000	352,197
0.75% 3/20/51 (Reg. S) (d)	EUR	1,200,000	720,550
0.85% 6/30/20 (Reg. S) (d)	EUR	220,000	103,411
0.9% 2/20/32 (Reg. S) (d)	EUR	394,000	363,007
1.2% 10/20/25 (Reg. S) (d)	EUR	77,000	80,364
1.5% 2/20/47 (Reg. S) (d)	EUR	403,000	310,269
2% 7/15/26(Reg. S) (d)	EUR	1,070,000	1,122,102
2.4% 5/23/34(Reg. S) (d)	EUR	40,000	40,516
2.9% 2/20/33(Reg. S) (d)	EUR	140,000	148,512
2.9% 2/20/34(Reg. S) (d)	EUR	200,000	211,542
3.15% 6/20/44(Reg. S) (d)	EUR	10,000	10,518
4.15% 3/15/37 (d)	EUR	20,000	23,547
TOTAL AUSTRIA			7,208,791
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (d)	EUR	1,690,000	1,649,367
0% 10/22/31 (d)	EUR	882,000	763,882
0.1% 6/22/30 (Reg. S) (d)	EUR	675,000	614,385
0.35% 6/22/32 (d)	EUR	549,000	478,651
0.4% 6/22/40 (d)	EUR	1,212,000	823,250
0.65% 6/22/71 (Reg. S) (d)	EUR	330,000	142,884
0.8% 6/22/25 (Reg. S) (d)	EUR	105,000	109,713
0.8% 6/22/27 (d)	EUR	39,000	39,361
0.9% 6/22/29 (d)	EUR	1,373,000	1,340,844
1% 6/22/26 (Reg. S) (d)	EUR	161,000	165,898
1.25% 4/22/33 (Reg. S) (d)	EUR	1,521,000	1,411,105
1.4% 6/22/53 (Reg. S) (d)	EUR	932,000	610,655
1.45% 6/22/37 (Reg. S) (d)	EUR	84,000	72,548
1.6% 6/22/47 (d)	EUR	38,000	28,538
1.7% 6/22/50 (d)	EUR	23,000	16,945
1.9% 6/22/38(Reg. S) (d)	EUR	101,000	91,109
2.25% 6/22/57 (Reg. S) (d)	EUR	124,000	98,972
2.85% 10/22/34(Reg. S) (d)	EUR	390,000	407,131
3.3% 6/22/54 (Reg. S) (d)	EUR	360,000	362,826
3.75% 6/22/45(Reg. S)	EUR	20,000	22,217
4% 3/28/32	EUR	30,000	34,334
4.25% 3/28/41 (d)	EUR	545,000	644,323
5.5% 3/28/28	EUR	40,000	46,807
Flemish Community:
1.875% 6/2/42	EUR	100,000	82,799
3.125% 6/22/34 (Reg. S)	EUR	100,000	105,272
3.25% 4/5/33 (Reg. S)	EUR	300,000	319,450
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	72,024
TOTAL BELGIUM			10,555,290
Bulgaria - 0.0%
Bulgarian Republic:
4.5% 1/27/33 (Reg. S)	EUR	50,000	55,673
4.625% 9/23/34(Reg. S)	EUR	190,000	212,891
TOTAL BULGARIA			268,564
Canada - 3.4%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	104,597
2.05% 6/1/30	CAD	260,000	171,943
3.05% 12/1/48	CAD	724,000	423,355
3.1% 6/1/50	CAD	231,000	135,675
British Columbia Province:
2.3% 6/18/26	CAD	210,000	148,609
2.75% 6/18/52	CAD	140,000	75,979
2.95% 6/18/50	CAD	924,000	525,918
Canada Housing Trust No. 1:
1.75% 6/15/30 (d)	CAD	730,000	478,149
2.1% 9/15/29 (d)	CAD	70,000	47,327
3.6% 12/15/27 (d)	CAD	1,910,000	1,388,692
4.25% 3/15/34 (d)	CAD	780,000	586,330
Canadian Government:
0.25% 3/1/26	CAD	548,000	376,716
0.5% 12/1/30	CAD	491,000	298,300
1% 9/1/26	CAD	390,000	268,466
1% 6/1/27	CAD	58,000	39,379
1.25% 3/1/27	CAD	100,000	68,601
1.25% 6/1/30	CAD	16,000	10,325
1.5% 9/1/24	CAD	18,000	13,090
1.5% 6/1/31	CAD	1,380,000	885,811
1.75% 12/1/53	CAD	1,050,000	532,180
2% 6/1/28	CAD	50,000	34,544
2% 6/1/32	CAD	540,000	353,723
2% 12/1/51	CAD	410,000	224,239
2.5% 12/1/32	CAD	2,160,000	1,463,757
2.75% 6/1/33	CAD	430,000	296,167
2.75% 12/1/48	CAD	310,000	201,373
2.75% 12/1/64	CAD	550,000	352,868
3% 6/1/34	CAD	1,940,000	1,358,589
3.25% 9/1/28	CAD	510,000	368,495
3.25% 12/1/33	CAD	1,640,000	1,174,062
3.5% 3/1/28	CAD	855,000	623,040
City of Montreal:
2.3% 9/1/29	CAD	140,000	94,395
2.4% 12/1/41	CAD	70,000	37,473
City of Ottawa 4.6% 7/14/42	CAD	70,000	50,929
City of Toronto:
2.15% 8/25/40	CAD	70,000	36,893
2.8% 11/22/49	CAD	180,000	95,772
Manitoba Province:
3% 6/2/28	CAD	320,000	226,679
3.2% 3/5/50	CAD	256,000	150,428
3.4% 9/5/48	CAD	380,000	232,064
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	129,770
3.55% 6/3/43	CAD	100,000	64,225
4.8% 9/26/39	CAD	90,000	67,965
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	85,133
3.3% 10/17/46	CAD	50,000	29,506
3.7% 10/17/48	CAD	70,000	43,870
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	46,634
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	638,000	723,420
0.375% 4/8/27 (Reg. S)	EUR	283,000	280,740
1.05% 9/8/27	CAD	2,770,000	1,856,460
1.75% 9/8/25	CAD	401,000	284,606
1.9% 12/2/51	CAD	210,000	94,391
2.05% 6/2/30	CAD	59,000	39,022
2.15% 6/2/31	CAD	170,000	110,807
2.3% 9/8/24	CAD	53,000	38,579
2.4% 6/2/26	CAD	49,000	34,749
2.65% 12/2/50	CAD	49,000	26,331
2.7% 6/2/29	CAD	1,703,000	1,183,405
2.8% 6/2/48	CAD	1,868,000	1,047,353
2.9% 12/2/46	CAD	480,000	276,130
2.9% 6/2/49	CAD	885,000	502,556
3.65% 6/2/33	CAD	1,050,000	739,862
3.75% 12/2/53	CAD	160,000	105,815
4.7% 6/2/37	CAD	190,000	143,696
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	1,050,000	924,273
0.5% 1/25/32 (Reg. S)	EUR	330,000	290,219
0.75% 12/13/24 (Reg. S)	GBP	192,000	237,984
1.5% 9/1/31	CAD	1,966,000	1,216,648
1.9% 9/1/30	CAD	131,000	85,412
2.25% 9/15/26 (Reg. S)	GBP	112,000	134,069
2.3% 9/1/29	CAD	1,179,000	801,303
2.5% 9/1/26	CAD	423,000	299,722
2.85% 12/1/53	CAD	110,000	60,577
3.1% 12/1/51	CAD	230,000	134,671
3.5% 12/1/45	CAD	130,000	82,950
3.5% 12/1/48	CAD	80,000	50,600
3.6% 9/1/33	CAD	300,000	209,944
3.65% 5/20/32	CAD	410,000	292,105
4.4% 12/1/55	CAD	260,000	192,020
5% 12/1/38	CAD	90,000	69,959
5% 12/1/41	CAD	420,000	328,227
Saskatchewan Province:
3.1% 6/2/50	CAD	293,000	172,534
3.9% 6/2/33	CAD	70,000	50,255
TOTAL CANADA			27,543,429
Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	84,012
1.875% 5/27/30	EUR	100,000	96,954
2.3% 10/1/28(Reg. S) (d)	CLP	245,000,000	225,980
5.1% 7/15/50	CLP	120,000,000	110,392
6% 1/1/43	CLP	200,000,000	210,336
7% 5/1/34(Reg. S) (d)	CLP	105,000,000	118,342
TOTAL CHILE			846,016
China - 16.3%
Agricultural Development Bank of China 3.3% 11/5/31	CNY	42,520,000	6,257,720
China Development Bank:
2.83% 9/10/26	CNY	59,070,000	8,283,187
3% 1/17/32	CNY	10,000,000	1,445,489
3.02% 3/6/33	CNY	16,400,000	2,378,123
3.34% 7/14/25	CNY	19,020,000	2,659,916
3.41% 6/7/31	CNY	2,540,000	375,906
3.48% 1/8/29	CNY	62,240,000	9,078,482
3.5% 11/4/46	CNY	820,000	133,582
3.68% 2/26/26	CNY	27,100,000	3,834,425
3.7% 10/20/30	CNY	17,030,000	2,547,764
3.8% 1/25/36	CNY	550,000	86,732
3.9% 8/3/40	CNY	12,690,000	2,081,489
Peoples Republic of China:
0.5% 11/12/31 (Reg. S)	EUR	110,000	97,999
0.625% 11/25/35 (Reg. S)	EUR	150,000	120,181
2% 6/15/25	CNY	21,150,000	2,922,767
2.04% 2/25/27	CNY	24,640,000	3,409,539
2.05% 4/15/29	CNY	12,080,000	1,668,292
2.18% 8/25/25	CNY	20,460,000	2,833,066
2.27% 5/25/34	CNY	21,170,000	2,928,588
2.35% 2/25/34	CNY	19,030,000	2,643,661
2.37% 1/20/27	CNY	5,670,000	790,945
2.37% 1/15/29	CNY	28,050,000	3,925,137
2.39% 11/15/26	CNY	14,910,000	2,080,754
2.4% 7/15/28	CNY	50,010,000	6,998,007
2.44% 10/15/27	CNY	4,120,000	577,045
2.48% 4/15/27	CNY	6,860,000	961,304
2.5% 7/25/27	CNY	21,290,000	2,987,417
2.52% 8/25/33	CNY	35,920,000	5,055,247
2.55% 10/15/28	CNY	36,740,000	5,174,517
2.6% 9/15/30	CNY	1,630,000	230,598
2.6% 9/1/32	CNY	15,220,000	2,150,515
2.62% 4/15/28	CNY	12,130,000	1,709,956
2.62% 9/25/29	CNY	13,690,000	1,940,258
2.64% 1/15/28	CNY	20,000,000	2,821,258
2.67% 11/25/33	CNY	25,000,000	3,562,966
2.68% 5/21/30	CNY	1,760,000	249,717
2.7% 11/3/26	CNY	20,270,000	2,851,459
2.75% 6/15/29	CNY	11,830,000	1,685,801
2.75% 2/17/32	CNY	9,650,000	1,381,309
2.76% 5/15/32	CNY	20,700,000	2,963,230
2.79% 12/15/29	CNY	8,320,000	1,188,942
2.8% 3/24/29	CNY	7,560,000	1,078,279
2.8% 11/15/32	CNY	12,110,000	1,740,316
2.88% 2/25/33	CNY	5,620,000	812,963
3.02% 10/22/25	CNY	15,570,000	2,182,376
3.02% 5/27/31	CNY	2,210,000	321,573
3.12% 10/25/52	CNY	9,420,000	1,462,362
3.19% 4/15/53	CNY	2,170,000	341,998
3.27% 11/19/30	CNY	40,000	5,908
3.27% 3/25/73	CNY	6,040,000	1,015,643
3.32% 4/15/52	CNY	19,390,000	3,115,449
3.53% 10/18/51	CNY	2,230,000	369,130
3.73% 5/25/70	CNY	1,050,000	192,761
3.81% 9/14/50	CNY	36,960,000	6,379,966
3.82% 11/19/68	CNY	5,380,000	1,006,684
3.86% 7/22/49	CNY	17,330,000	3,005,136
4% 6/24/69	CNY	1,080,000	209,794
4.12% 8/2/42	CNY	3,320,000	575,426
TOTAL CHINA			130,889,054
Colombia - 0.3%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	426,357
7% 3/26/31	COP	3,780,000,000	761,992
7% 6/30/32	COP	873,300,000	170,307
7.25% 10/18/34	COP	1,541,500,000	290,292
7.5% 8/26/26	COP	4,005,000,000	928,203
TOTAL COLOMBIA			2,577,151
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	146,300
1.75% 3/4/41(Reg. S)	EUR	100,000	80,221
2.7% 6/15/28	EUR	200,000	211,039
TOTAL CROATIA			437,560
Cyprus - 0.1%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	59,000	46,676
2.375% 9/25/28 (Reg. S)	EUR	84,000	87,377
4.125% 4/13/33 (Reg. S)	EUR	290,000	327,406
TOTAL CYPRUS			461,459
Czech Republic - 0.3%
Czech Republic:
0.25% 2/10/27	CZK	27,960,000	1,080,504
1.2% 3/13/31	CZK	5,250,000	186,970
1.25% 2/14/25	CZK	170,000	7,115
1.5% 4/24/40	CZK	10,600,000	309,394
1.75% 6/23/32	CZK	7,650,000	274,802
2% 10/13/33	CZK	2,230,000	79,341
4.85% 11/26/57 (Reg. S)	CZK	1,830,000	82,488
5.5% 12/12/28	CZK	7,560,000	341,430
TOTAL CZECH REPUBLIC			2,362,044
Denmark - 0.3%
Danish Kingdom:
0% 11/15/31	DKK	610,000	73,570
0.25% 11/15/52 (Reg. S)	DKK	1,761,000	133,253
0.5% 11/15/27	DKK	3,050,000	409,964
0.5% 11/15/29(Reg. S)	DKK	7,384,000	959,824
4.5% 11/15/39	DKK	3,960,000	695,404
TOTAL DENMARK			2,272,015
Finland - 0.4%
Finnish Government:
0% 9/15/24 (d)	EUR	84,000	89,283
0% 9/15/30 (Reg. S) (d)	EUR	260,000	232,988
0.125% 4/15/36 (Reg. S) (d)	EUR	452,000	341,008
0.125% 4/15/52 (Reg. S) (d)	EUR	294,000	141,135
0.25% 9/15/40 (Reg. S) (d)	EUR	433,000	290,001
0.5% 4/15/26 (Reg. S) (d)	EUR	44,000	45,046
0.5% 9/15/28 (Reg. S) (d)	EUR	400,000	388,189
0.5% 4/15/43(Reg. S) (d)	EUR	63,000	41,561
1.125% 4/15/34 (Reg. S) (d)	EUR	166,000	149,148
1.5% 9/15/32(Reg. S) (d)	EUR	270,000	258,100
2.625% 7/4/42 (d)	EUR	20,000	19,581
2.875% 4/15/29(Reg. S) (d)	EUR	290,000	310,223
3% 9/15/33(Reg. S) (d)	EUR	200,000	213,545
4% 7/4/25 (d)	EUR	710,000	766,077
TOTAL FINLAND			3,285,885
France - 5.9%
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	573,277
0% 11/25/30 (Reg. S)	EUR	900,000	789,003
0% 5/25/31 (Reg. S)	EUR	300,000	258,715
0.125% 12/15/25 (Reg. S)	GBP	400,000	471,787
1.75% 11/25/27 (Reg. S)	EUR	500,000	511,002
3% 11/25/31 (Reg. S)	EUR	200,000	211,234
City of Paris, France 1.375% 11/20/34 (Reg. S)	EUR	100,000	86,014
French Government:
0% 3/25/25(Reg. S) (d)	EUR	14,000	14,621
0% 2/25/26 (Reg. S) (d)	EUR	5,043,000	5,129,060
0% 2/25/27 (Reg. S) (d)	EUR	315,000	311,384
0% 11/25/29 (Reg. S) (d)	EUR	3,307,000	3,016,670
0% 11/25/30 (Reg. S) (d)	EUR	1,209,000	1,068,244
0% 11/25/31 (Reg. S) (d)	EUR	1,517,000	1,296,436
0% 5/25/32 (Reg. S) (d)	EUR	883,000	741,710
0.25% 11/25/26(Reg. S) (d)	EUR	1,615,000	1,617,559
0.5% 5/25/26 (d)	EUR	33,000	33,652
0.5% 5/25/29 (Reg. S) (d)	EUR	1,326,000	1,259,007
0.5% 5/25/40 (Reg. S) (d)	EUR	3,197,000	2,179,595
0.5% 6/25/44(Reg. S) (d)	EUR	690,000	418,621
0.5% 5/25/72 (d)	EUR	690,000	259,920
0.75% 2/25/28(Reg. S) (d)	EUR	3,330,000	3,289,529
0.75% 5/25/28 (Reg. S) (d)	EUR	473,000	465,021
0.75% 5/25/52 (Reg. S) (d)	EUR	2,316,000	1,240,643
0.75% 5/25/53 (Reg. S) (d)	EUR	2,348,000	1,225,923
1% 11/25/25(Reg. S) (d)	EUR	36,000	37,394
1% 5/25/27 (d)	EUR	3,126,000	3,160,303
1.25% 5/25/34(Reg. S) (d)	EUR	137,000	122,059
1.25% 5/25/36(Reg. S) (d)	EUR	2,368,000	2,014,073
1.25% 5/25/38(Reg. S) (d)	EUR	390,000	316,184
1.5% 5/25/31(Reg. S) (d)	EUR	1,913,000	1,851,845
1.5% 5/25/50 (Reg. S) (d)	EUR	354,000	243,928
1.75% 6/25/39 (Reg. S) (d)	EUR	655,000	562,209
1.75% 5/25/66 (d)	EUR	33,000	21,703
2% 11/25/32(Reg. S) (d)	EUR	2,970,000	2,910,678
2% 5/25/48 (d)	EUR	124,000	98,340
2.5% 9/24/26(Reg. S) (d)	EUR	420,000	443,806
2.5% 5/25/30 (d)	EUR	840,000	873,829
2.5% 5/25/43(Reg. S) (d)	EUR	1,800,000	1,635,869
2.75% 2/25/29(Reg. S) (d)	EUR	1,570,000	1,660,216
3% 5/25/33 (Reg. S) (d)	EUR	870,000	917,250
3% 5/25/54(Reg. S) (d)	EUR	610,000	568,683
3.5% 11/25/33(Reg. S) (d)	EUR	2,300,000	2,513,212
4% 4/25/60 (d)	EUR	230,000	261,023
4.75% 4/25/35 (d)	EUR	100,000	120,841
La Banque Postale 0.75% 8/2/32 (Reg. S) (b)	EUR	100,000	95,534
TOTAL FRANCE			46,897,606
Germany - 6.1%
Bundeslaender Bundesrepublik 0.01% 2/4/31 (Reg. S)	EUR	50,000	44,251
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	125,789
Free State of Saxony 0.01% 12/17/35 (Reg. S)	EUR	490,000	372,148
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	5,000	5,223
0% 4/10/26 (Reg. S)	EUR	260,000	265,133
0% 8/15/26(Reg. S)	EUR	57,000	57,670
0% 10/9/26 (Reg. S)	EUR	2,560,000	2,580,424
0% 4/16/27 (Reg. S)	EUR	5,560,000	5,543,339
0% 2/15/30 (Reg. S)	EUR	61,000	57,173
0% 8/15/30 (Reg. S) (e)	EUR	3,241,000	3,006,244
0% 2/15/32 (Reg. S)	EUR	8,000	7,156
0% 8/15/52 (Reg. S)	EUR	150,000	77,473
0.25% 2/15/29	EUR	6,000	5,826
0.5% 2/15/28	EUR	7,000	6,986
1.25% 8/15/48 (f)	EUR	1,163,000	932,851
1.8% 8/15/53(Reg. S)	EUR	1,740,000	1,538,064
2.1% 4/12/29(Reg. S)	EUR	530,000	558,254
2.1% 11/15/29(Reg. S)	EUR	2,540,000	2,672,487
2.2% 2/15/34(Reg. S)	EUR	4,140,000	4,328,494
2.3% 2/15/33(Reg. S)	EUR	1,000,000	1,059,217
2.4% 11/15/30(Reg. S)	EUR	5,990,000	6,397,938
2.5% 3/19/26(Reg. S)	EUR	1,190,000	1,266,100
2.5% 7/4/44	EUR	800,000	830,248
2.5% 8/15/54(Reg. S)	EUR	860,000	887,308
2.6% 8/15/33(Reg. S)	EUR	860,000	931,279
3.1% 12/12/25 (Reg. S)	EUR	2,130,000	2,284,198
3.25% 7/4/42	EUR	3,520,000	4,059,637
4% 1/4/37	EUR	40,000	49,162
4.75% 7/4/40	EUR	20,000	27,135
Investitionsbank Berlin 0.01% 7/15/27	EUR	300,000	293,259
Land Berlin:
0.125% 11/24/45 (Reg. S)	EUR	270,000	150,571
2.75% 2/14/33	EUR	340,000	358,405
Land Brandenburg 0.05% 7/1/31 (Reg. S)	EUR	110,000	96,654
Land Hessen:
0.01% 6/18/31 (Reg. S)	EUR	450,000	394,685
0.125% 10/10/31	EUR	80,000	70,092
Land Niedersachsen:
0.01% 11/25/27 (Reg. S)	EUR	430,000	416,616
0.01% 1/10/31 (Reg. S)	EUR	130,000	115,283
0.125% 1/9/32 (Reg. S)	EUR	200,000	173,731
0.75% 3/21/31	EUR	90,000	83,643
1.125% 9/12/33 (Reg. S)	EUR	70,000	63,856
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,500,020
0.2% 4/9/30 (Reg. S)	EUR	725,000	665,837
0.2% 1/27/51 (Reg. S)	EUR	50,000	24,425
0.5% 11/25/39 (Reg. S)	EUR	72,000	51,721
0.625% 7/21/31 (Reg. S)	EUR	24,000	21,946
0.8% 7/30/49 (Reg. S)	EUR	104,000	64,382
1.25% 5/12/36 (Reg. S)	EUR	226,000	197,993
1.375% 1/15/20 (Reg. S)	EUR	70,000	37,572
1.55% 6/16/48 (Reg. S)	EUR	178,000	136,382
1.65% 2/22/38 (Reg. S)	EUR	607,000	540,711
1.95% 9/26/78 (Reg. S)	EUR	270,000	200,927
2.15% 3/21/19 (Reg. S)	EUR	70,000	53,464
Land Rheinland Pfalz:
0.01% 1/21/31 (Reg. S)	EUR	160,000	141,945
0.75% 2/23/32	EUR	130,000	118,574
Land Sachsen-Anhalt 3.15% 2/6/54	EUR	50,000	52,697
Land Schleswig-Holstein 0.05% 7/8/31 (Reg. S)	EUR	300,000	262,869
Landesbank Baden-Wurttemberg 3% 4/26/27 (Reg. S)	EUR	200,000	213,211
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	38,566
0.05% 1/31/31 (Reg. S)	EUR	370,000	328,329
0.875% 12/15/26 (Reg. S)	GBP	19,000	21,977
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,832,162
2.6% 3/23/27 (Reg. S)	AUD	60,000	38,029
4% 1/19/28	AUD	350,000	229,039
TOTAL GERMANY			48,966,780
Greece - 0.2%
Greek Government:
1.875% 1/24/52(Reg. S) (d)	EUR	320,000	217,350
3.9% 1/30/33(Reg. S)	EUR	1,280,000	1,396,398
4.2% 1/30/42(Reg. S)	EUR	110,000	119,018
TOTAL GREECE			1,732,766
Hong Kong - 0.0%
Hong Kong Government SAR 1.59% 3/4/36	HKD	1,050,000	108,807
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	76,398
1.5% 4/22/26	HUF	43,280,000	107,409
1.625% 4/28/32 (Reg. S)	EUR	246,000	217,432
1.75% 10/10/27(Reg. S)	EUR	150,000	150,753
1.75% 6/5/35 (Reg. S)	EUR	80,000	64,766
2.5% 10/24/24	HUF	3,780,000	10,126
2.75% 12/22/26	HUF	30,520,000	75,610
3% 8/21/30	HUF	64,320,000	142,273
3% 4/25/41	HUF	227,580,000	383,551
4.5% 3/23/28	HUF	112,000,000	282,435
TOTAL HUNGARY			1,510,753
Indonesia - 0.8%
Indonesian Republic:
1.45% 9/18/26	EUR	430,000	436,332
2.15% 7/18/24 (Reg. S)	EUR	129,000	137,755
5.125% 4/15/27	IDR	9,200,000,000	539,921
5.5% 4/15/26	IDR	1,000,000	60
6.375% 8/15/28	IDR	6,111,000,000	368,230
6.375% 4/15/42	IDR	900,000,000	50,647
6.5% 6/15/25	IDR	717,000,000	43,677
6.5% 2/15/31	IDR	4,193,000,000	247,735
6.625% 2/15/34	IDR	11,657,000,000	689,611
6.875% 8/15/51	IDR	528,000,000	31,309
7% 9/15/30	IDR	15,924,000,000	972,780
7% 2/15/33	IDR	24,508,000,000	1,496,117
7.125% 6/15/42	IDR	2,600,000,000	158,823
7.375% 5/15/48	IDR	8,728,000,000	547,976
7.5% 6/15/35	IDR	1,449,000,000	91,262
7.5% 5/15/38	IDR	1,631,000,000	102,840
7.5% 4/15/40	IDR	9,622,000,000	607,079
8.375% 4/15/39	IDR	1,794,000,000	122,156
TOTAL INDONESIA			6,644,310
Ireland - 0.4%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	223,760
0.2% 10/18/30 (Reg. S)	EUR	86,000	78,428
0.35% 10/18/32 (Reg. S)	EUR	290,000	253,909
0.4% 5/15/35 (Reg. S)	EUR	355,000	289,387
0.55% 4/22/41 (Reg. S)	EUR	130,000	91,996
0.9% 5/15/28 (Reg. S)	EUR	132,000	131,760
1% 5/15/26(Reg. S)	EUR	188,000	194,195
1.1% 5/15/29 (Reg. S)	EUR	689,000	682,750
1.3% 5/15/33	EUR	570,000	536,020
1.5% 5/15/50 (Reg. S)	EUR	310,000	231,234
1.7% 5/15/37	EUR	550,000	502,672
TOTAL IRELAND			3,216,111
Israel - 0.2%
Israeli State:
1% 3/31/30	ILS	1,812,000	391,695
1.3% 4/30/32	ILS	840,000	172,111
1.5% 1/16/29 (Reg. S)	EUR	335,000	317,717
1.5% 5/31/37	ILS	738,000	129,005
1.75% 8/31/25	ILS	1,890,000	486,423
2.8% 11/29/52	ILS	930,000	151,092
3.75% 3/31/47	ILS	476,000	98,642
4% 3/30/35	ILS	710,000	172,900
TOTAL ISRAEL			1,919,585
Italy - 5.5%
Cassa Depositi e Prestiti SpA 1% 2/11/30 (Reg. S)	EUR	100,000	91,328
Italian Republic:
0.45% 2/15/29(Reg. S)	EUR	190,000	177,354
0.5% 7/15/28(Reg. S)	EUR	540,000	515,023
0.85% 1/15/27 (Reg. S)	EUR	81,000	81,483
0.9% 4/1/31	EUR	82,000	73,266
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,933,500
0.95% 8/1/30 (Reg. S)	EUR	142,000	129,826
0.95% 6/1/32 (Reg. S)	EUR	701,000	606,012
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	2,038,847
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,846,120
1.45% 5/15/25	EUR	80,000	84,198
1.45% 3/1/36 (Reg. S) (d)	EUR	1,347,000	1,089,127
1.6% 6/1/26	EUR	179,000	185,392
1.65% 3/1/32 (d)	EUR	575,000	530,084
1.7% 9/1/51 (Reg. S) (d)	EUR	536,000	335,233
1.8% 3/1/41 (Reg. S) (d)	EUR	2,851,000	2,138,822
2.05% 8/1/27	EUR	213,000	219,330
2.1% 7/15/26	EUR	1,186,000	1,238,200
2.15% 9/1/52 (Reg. S) (d)	EUR	962,000	656,066
2.15% 3/1/72 (Reg. S) (d)	EUR	189,000	118,032
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,671,159
2.25% 9/1/36 (Reg. S) (d)	EUR	639,000	562,046
2.45% 9/1/33 (d)	EUR	897,000	854,028
2.45% 9/1/50 (Reg. S) (d)	EUR	77,000	57,342
2.5% 11/15/25	EUR	2,093,000	2,214,152
2.5% 12/1/32(Reg. S)	EUR	260,000	251,774
2.65% 12/1/27(Reg. S)	EUR	640,000	669,241
2.7% 3/1/47 (d)	EUR	116,000	93,996
2.8% 6/15/29(Reg. S)	EUR	1,740,000	1,801,905
2.8% 3/1/67 (d)	EUR	120,000	90,286
2.95% 9/1/38 (d)	EUR	433,000	399,079
3% 8/1/29	EUR	2,038,000	2,129,192
3.1% 3/1/40 (Reg. S) (d)	EUR	1,208,000	1,112,420
3.35% 3/1/35 (d)	EUR	1,808,000	1,816,422
3.45% 3/1/48 (d)	EUR	1,000	917
3.5% 2/15/31 (Reg. S) (d)	EUR	330,000	348,784
3.6% 9/29/25(Reg. S)	EUR	3,700,000	3,965,685
3.7% 6/15/30(Reg. S)	EUR	1,220,000	1,309,178
3.75% 9/1/24	EUR	80,000	85,685
3.8% 4/15/26(Reg. S)	EUR	630,000	678,841
3.85% 12/15/29(Reg. S)	EUR	1,770,000	1,919,413
3.85% 7/1/34(Reg. S)	EUR	870,000	918,458
3.85% 9/1/49 (d)	EUR	679,000	658,093
4% 11/15/30(Reg. S)	EUR	2,510,000	2,733,048
4.1% 2/1/29 (Reg. S)	EUR	130,000	142,694
4.15% 10/1/39 (Reg. S) (d)	EUR	50,000	52,300
4.2% 3/1/34(Reg. S)	EUR	590,000	642,017
4.4% 5/1/33(Reg. S)	EUR	760,000	843,956
4.45% 9/1/43(Reg. S) (d)	EUR	1,320,000	1,410,417
4.5% 3/1/26 (d)	EUR	50,000	54,461
4.5% 10/1/53(Reg. S) (d)	EUR	390,000	413,916
5% 3/1/25 (d)	EUR	80,000	86,429
5% 8/1/34 (d)	EUR	20,000	23,156
5% 8/1/39 (d)	EUR	20,000	22,929
6.5% 11/1/27	EUR	50,000	58,780
TOTAL ITALY			44,179,442
Japan - 9.2%
Development Bank of Japan 3.125% 4/13/28 (Reg. S)	EUR	140,000	149,407
Japan Government:
0.005% 1/1/25	JPY	34,300,000	213,085
0.005% 3/20/27	JPY	121,200,000	745,777
0.005% 6/20/27	JPY	230,000,000	1,413,480
0.1% 12/20/24	JPY	4,300,000	26,727
0.1% 3/20/25	JPY	50,000	311
0.1% 9/20/25	JPY	15,500,000	96,222
0.1% 3/20/26	JPY	19,900,000	123,263
0.1% 9/20/26	JPY	63,300,000	391,218
0.1% 12/20/26	JPY	70,150,000	433,182
0.1% 3/20/27	JPY	295,100,000	1,820,508
0.1% 6/20/27	JPY	32,450,000	199,974
0.1% 9/20/27	JPY	13,700,000	84,328
0.1% 9/20/27	JPY	177,000,000	1,089,492
0.1% 12/20/27	JPY	75,800,000	465,810
0.1% 3/20/28	JPY	53,650,000	329,106
0.1% 6/20/28	JPY	30,400,000	186,130
0.1% 9/20/28	JPY	231,650,000	1,415,284
0.1% 12/20/28	JPY	69,800,000	425,355
0.1% 3/20/29	JPY	23,050,000	140,140
0.1% 6/20/29	JPY	119,650,000	725,976
0.1% 12/20/29	JPY	617,250,000	3,732,696
0.1% 3/20/30	JPY	15,400,000	92,872
0.1% 6/20/30	JPY	393,950,000	2,370,776
0.1% 9/20/30	JPY	362,600,000	2,175,713
0.1% 12/20/30	JPY	83,550,000	499,799
0.1% 3/20/31	JPY	407,600,000	2,430,754
0.2% 12/20/27	JPY	169,000,000	1,042,172
0.2% 6/20/28	JPY	54,650,000	335,916
0.2% 12/20/28	JPY	46,550,000	284,933
0.2% 3/20/32	JPY	28,000,000	165,842
0.2% 6/20/32	JPY	84,300,000	497,920
0.2% 9/20/32	JPY	53,150,000	312,894
0.2% 6/20/36	JPY	308,050,000	1,685,707
0.3% 12/20/25	JPY	821,250,000	5,108,860
0.3% 6/20/39	JPY	158,200,000	820,685
0.3% 9/20/39	JPY	56,150,000	289,810
0.3% 12/20/39	JPY	900,000	4,617
0.3% 6/20/46	JPY	137,800,000	606,486
0.4% 6/20/25	JPY	12,550,000	78,174
0.4% 9/20/25	JPY	44,650,000	278,193
0.4% 3/20/36	JPY	192,500,000	1,084,887
0.4% 3/20/40	JPY	51,800,000	268,681
0.4% 6/20/40	JPY	10,450,000	53,880
0.4% 9/20/40	JPY	73,150,000	375,307
0.4% 9/20/49	JPY	5,450,000	22,913
0.4% 3/20/50	JPY	35,400,000	147,103
0.4% 3/20/56	JPY	505,000,000	1,861,460
0.5% 3/20/33	JPY	20,850,000	124,948
0.5% 9/20/36	JPY	93,750,000	530,463
0.5% 12/20/38	JPY	15,550,000	84,178
0.5% 3/20/49	JPY	10,450,000	45,665
0.6% 12/20/33	JPY	301,400,000	1,803,848
0.6% 6/20/37	JPY	204,850,000	1,157,494
0.6% 12/20/37	JPY	6,700,000	37,540
0.6% 6/20/50	JPY	27,350,000	119,795
0.7% 3/20/37	JPY	22,050,000	126,830
0.7% 9/20/38	JPY	1,033,250,000	5,782,642
0.7% 6/20/48	JPY	13,100,000	61,274
0.7% 12/20/48	JPY	10,800,000	49,989
0.8% 9/20/33	JPY	83,150,000	508,776
0.8% 3/20/34	JPY	190,550,000	1,157,631
0.8% 3/20/42	JPY	149,000,000	796,343
0.8% 9/20/47	JPY	10,200,000	49,490
0.9% 6/20/42	JPY	345,000,000	1,867,319
0.9% 9/20/48	JPY	249,150,000	1,218,727
0.9% 3/20/57	JPY	212,650,000	923,995
1% 12/20/35	JPY	647,550,000	3,925,387
1% 3/20/52	JPY	170,000,000	809,183
1.1% 9/20/42	JPY	219,650,000	1,226,007
1.1% 3/20/43	JPY	45,600,000	252,675
1.1% 6/20/43	JPY	110,150,000	607,999
1.2% 3/20/35	JPY	19,650,000	122,620
1.2% 6/20/53	JPY	98,900,000	490,830
1.3% 12/20/43	JPY	398,750,000	2,267,366
1.3% 6/20/52	JPY	232,000,000	1,190,858
1.3% 3/20/63	JPY	47,600,000	219,024
1.4% 12/20/42	JPY	193,650,000	1,134,349
1.4% 12/20/45	JPY	307,650,000	1,739,564
1.4% 9/20/52	JPY	52,050,000	273,356
1.4% 3/20/53	JPY	110,700,000	578,545
1.4% 3/20/55	JPY	5,500,000	28,325
1.5% 9/20/43	JPY	51,950,000	306,385
1.6% 6/20/30	JPY	4,600,000	30,180
1.6% 3/20/33	JPY	4,300,000	28,226
1.6% 3/20/44	JPY	163,650,000	976,316
1.6% 12/20/52	JPY	170,150,000	935,809
1.6% 12/20/53	JPY	171,100,000	935,483
1.8% 9/20/53	JPY	32,000,000	183,662
1.9% 3/20/53	JPY	42,450,000	250,175
2% 3/20/42	JPY	110,000,000	712,583
2.2% 3/20/64	JPY	121,150,000	723,978
2.3% 5/20/32	JPY	1,000,000	6,903
TOTAL JAPAN			73,506,560
Korea (South) - 2.2%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	253,902
1.125% 9/10/39	KRW	321,370,000	173,165
1.25% 3/10/26	KRW	2,172,900,000	1,522,494
1.375% 12/10/29	KRW	41,420,000	27,243
1.375% 6/10/30	KRW	902,510,000	588,381
1.5% 12/10/26	KRW	32,000,000	22,251
1.5% 12/10/30	KRW	1,681,130,000	1,095,148
1.5% 9/10/40	KRW	2,069,710,000	1,166,447
1.875% 3/10/51	KRW	2,378,220,000	1,306,224
2% 6/10/31	KRW	1,103,570,000	737,713
2% 3/10/49	KRW	381,850,000	218,430
2.125% 6/10/27	KRW	1,520,000,000	1,067,829
2.125% 3/10/47	KRW	29,200,000	17,338
2.25% 6/10/25	KRW	150,000,000	107,621
2.375% 12/10/27	KRW	50,660,000	35,711
2.375% 12/10/28	KRW	514,930,000	360,058
2.375% 12/10/31	KRW	600,000,000	409,482
2.375% 9/10/38	KRW	415,730,000	270,401
2.5% 3/10/52	KRW	1,402,900,000	881,316
2.625% 6/10/28	KRW	940,310,000	666,426
2.625% 3/10/48	KRW	622,670,000	404,744
3.25% 3/10/26	KRW	617,000,000	446,930
3.25% 3/10/28	KRW	1,690,020,000	1,225,915
3.25% 6/10/33	KRW	800,600,000	578,847
3.25% 9/10/42	KRW	1,205,650,000	870,440
3.25% 3/10/53	KRW	1,849,990,000	1,346,683
3.375% 6/10/32	KRW	838,210,000	611,925
3.625% 9/10/53	KRW	490,000,000	381,950
3.875% 9/10/43	KRW	589,180,000	463,202
TOTAL KOREA (SOUTH)			17,258,216
Latvia - 0.1%
Latvian Republic:
1.125% 5/30/28 (Reg. S)	EUR	330,000	324,851
1.375% 9/23/25 (Reg. S)	EUR	100,000	103,940
1.375% 5/16/36 (Reg. S)	EUR	490,000	411,700
TOTAL LATVIA			840,491
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	29,632
2.1% 5/26/47 (Reg. S)	EUR	110,000	87,838
2.125% 10/22/35 (Reg. S)	EUR	57,000	52,841
3.875% 6/14/33(Reg. S)	EUR	90,000	98,313
TOTAL LITHUANIA			268,624
Luxembourg - 0.1%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	36,453
0% 11/13/26 (Reg. S)	EUR	230,000	229,625
0% 9/14/32 (Reg. S)	EUR	210,000	177,417
TOTAL LUXEMBOURG			443,495
Malaysia - 0.8%
Malaysian Government:
3.519% 4/20/28	MYR	4,960,000	1,047,251
3.582% 7/15/32	MYR	2,240,000	465,649
3.757% 5/22/40	MYR	2,310,000	471,206
3.828% 7/5/34	MYR	420,000	88,548
3.885% 8/15/29	MYR	1,820,000	389,698
3.899% 11/16/27	MYR	3,032,000	649,558
3.9% 11/30/26	MYR	2,999,000	642,196
3.906% 7/15/26	MYR	171,000	36,558
4.065% 6/15/50	MYR	2,823,000	582,792
4.119% 11/30/34	MYR	831,000	179,519
4.128% 8/15/25	MYR	405,000	86,614
4.504% 4/30/29	MYR	560,000	123,182
4.642% 11/7/33	MYR	2,170,000	487,704
4.696% 10/15/42	MYR	2,150,000	489,293
4.724% 6/15/33	MYR	2,083,000	470,071
4.736% 3/15/46	MYR	90,000	20,452
4.921% 7/6/48	MYR	50,000	11,669
4.935% 9/30/43	MYR	150,000	34,874
TOTAL MALAYSIA			6,276,834
Mexico - 0.8%
United Mexican States:
1.125% 1/17/30	EUR	100,000	90,361
2.125% 10/25/51	EUR	100,000	60,843
2.25% 8/12/36	EUR	130,000	105,810
2.875% 4/8/39	EUR	185,000	153,981
5.5% 3/4/27	MXN	45,500,000	2,211,264
5.75% 3/5/26	MXN	26,769,000	1,353,799
7.5% 6/3/27	MXN	2,000,000	101,793
7.5% 5/26/33	MXN	10,860,000	510,099
7.75% 11/23/34	MXN	4,000,000	188,106
7.75% 11/13/42	MXN	14,660,000	647,019
8% 11/7/47	MXN	13,363,000	597,455
8.5% 5/31/29	MXN	10,000,000	515,146
TOTAL MEXICO			6,535,676
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,138,841
Netherlands - 1.2%
Dutch Government:
0% 1/15/27 (Reg. S) (d)	EUR	1,052,000	1,050,877
0% 7/15/30 (Reg. S) (d)	EUR	408,000	372,157
0% 1/15/52 (Reg. S) (d)	EUR	575,000	286,710
0.25% 7/15/25 (d)	EUR	91,000	94,591
0.25% 7/15/29(Reg. S) (d)	EUR	1,336,000	1,269,296
0.5% 7/15/26(Reg. S) (d)	EUR	714,000	729,887
0.5% 7/15/32 (Reg. S) (d)	EUR	1,061,000	954,163
0.5% 1/15/40 (Reg. S) (d)	EUR	1,722,000	1,293,337
0.75% 7/15/27 (Reg. S) (d)	EUR	866,000	874,771
0.75% 7/15/28 (d)	EUR	740,000	734,425
2% 1/15/54(Reg. S) (d)	EUR	250,000	220,131
2.5% 1/15/33 (d)	EUR	80,000	84,116
2.5% 7/15/33(Reg. S) (d)	EUR	540,000	565,465
3.75% 1/15/42 (d)	EUR	530,000	629,905
4% 1/15/37 (d)	EUR	30,000	35,798
TOTAL NETHERLANDS			9,195,629
New Zealand - 0.3%
New Zealand Government:
0.5% 5/15/26	NZD	1,590,000	893,296
1.5% 5/15/31	NZD	2,032,000	1,015,575
1.75% 5/15/41	NZD	582,000	225,371
2.75% 4/15/25	NZD	485,000	289,356
2.75% 4/15/37 (Reg. S)	NZD	410,000	200,437
New Zealand Local Government Funding Agency 5.1% 11/28/30	AUD	50,000	33,701
TOTAL NEW ZEALAND			2,657,736
Norway - 0.3%
Kingdom of Norway:
1.5% 2/19/26 (Reg. S) (d)	NOK	9,430,000	848,673
1.75% 2/17/27 (Reg. S) (d)	NOK	16,010,000	1,425,872
3% 8/15/33(Reg. S) (d)	NOK	2,060,000	183,542
3.5% 10/6/42(Reg. S) (d)	NOK	1,290,000	120,456
TOTAL NORWAY			2,578,543
Peru - 0.1%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	125,915
6.15% 8/12/32	PEN	2,364,000	592,078
6.7142% 2/12/55	PEN	500,000	119,559
9.3311% 8/12/39 (Reg. S) (d)(g)	PEN	964,000	252,781
TOTAL PERU			1,090,333
Poland - 0.7%
Bank Gospodarstwa Krajowego 4% 3/13/32 (Reg. S)	EUR	160,000	171,318
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	42,960
0.75% 4/25/25	PLN	830,000	199,556
1% 3/7/29 (Reg. S)	EUR	309,000	301,236
1.25% 10/25/30	PLN	396,000	76,404
1.75% 4/25/32	PLN	3,150,000	595,432
2% 3/8/49 (Reg. S)	EUR	17,000	12,690
2.5% 7/25/26	PLN	6,990,000	1,649,061
2.5% 7/25/27	PLN	3,047,000	698,438
2.75% 10/25/29	PLN	2,390,000	520,519
3.25% 7/25/25	PLN	3,810,000	929,641
3.875% 2/14/33 (Reg. S)	EUR	220,000	242,482
4% 4/25/47	PLN	96,000	18,122
4.125% 1/11/44(Reg. S)	EUR	50,000	53,123
5.75% 4/25/29	PLN	1,320,000	330,611
TOTAL POLAND			5,841,593
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (d)	EUR	258,000	238,587
0.7% 10/15/27 (Reg. S) (d)	EUR	350,000	349,981
0.9% 10/12/35 (Reg. S) (d)	EUR	734,000	609,084
1% 4/12/52 (Reg. S) (d)	EUR	220,000	126,051
1.65% 7/16/32 (Reg. S) (d)	EUR	3,000	2,899
1.95% 6/15/29 (Reg. S) (d)	EUR	458,000	470,839
2.875% 10/15/25 (Reg. S) (d)	EUR	22,000	23,462
2.875% 7/21/26(Reg. S) (d)	EUR	33,000	35,271
2.875% 10/20/34(Reg. S) (d)	EUR	390,000	404,247
3.625% 6/12/54 (Reg. S) (d)	EUR	150,000	154,823
3.875% 2/15/30(Reg. S) (d)	EUR	760,000	855,920
4.125% 4/14/27 (Reg. S) (d)	EUR	524,000	579,866
Portuguese Republic 2.25% 4/18/34 (d)	EUR	260,000	256,840
Republic of Portugal 2.125% 10/17/28 (d)	EUR	70,000	72,982
TOTAL PORTUGAL			4,180,852
Romania - 0.5%
Romanian Republic:
1.375% 12/2/29(Reg. S)	EUR	567,000	502,102
2.125% 3/7/28(Reg. S)	EUR	470,000	464,180
2.5% 10/25/27	RON	2,330,000	446,328
2.875% 5/26/28 (Reg. S)	EUR	32,000	32,268
2.875% 4/13/42(Reg. S)	EUR	60,000	41,679
3.375% 2/8/38 (Reg. S)	EUR	330,000	269,809
3.375% 1/28/50 (Reg. S)	EUR	54,000	38,404
3.5% 11/25/25	RON	4,230,000	880,576
3.75% 2/7/34(Reg. S)	EUR	110,000	101,165
4.125% 3/11/39	EUR	145,000	128,792
4.75% 10/11/34	RON	1,110,000	201,957
4.85% 7/25/29	RON	1,570,000	312,038
7.2% 10/30/33	RON	1,360,000	299,724
TOTAL ROMANIA			3,719,022
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% (h)(i)	RUB	4,237,000	0
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	131,033
Singapore - 0.4%
Republic of Singapore:
, yield at date of purchase 0.1871% to 2.7941% 4/1/29 to 10/1/51	SGD	850,000	569,023
1.625% 7/1/31	SGD	520,000	345,670
2.125% 6/1/26	SGD	271,000	195,036
2.25% 8/1/36	SGD	768,000	512,283
2.375% 7/1/39	SGD	325,000	215,598
2.625% 5/1/28	SGD	1,016,000	732,929
2.625% 8/1/32	SGD	310,000	219,012
2.75% 4/1/42	SGD	260,000	181,386
2.75% 3/1/46	SGD	20,000	13,883
3% 8/1/72(Reg. S)	SGD	80,000	58,112
TOTAL SINGAPORE			3,042,932
Slovakia - 0.2%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	282,082
0.25% 5/14/25 (Reg. S)	EUR	84,000	87,373
0.75% 4/9/30 (Reg. S)	EUR	400,000	372,155
1% 10/9/30 (Reg. S)	EUR	110,000	101,910
1% 10/13/51 (Reg. S)	EUR	160,000	92,655
1.625% 1/21/31 (Reg. S)	EUR	348,000	331,834
1.875% 3/9/37 (Reg. S)	EUR	515,000	441,823
3.75% 3/6/34(Reg. S)	EUR	180,000	193,655
TOTAL SLOVAKIA			1,903,487
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	250,489
1.1875% 3/14/29 (Reg. S)	EUR	110,000	108,707
1.25% 3/22/27 (Reg. S)	EUR	84,000	85,901
1.75% 11/3/40 (Reg. S)	EUR	89,000	74,150
2.125% 7/28/25 (Reg. S)	EUR	64,000	67,617
2.25% 3/3/32 (Reg. S)	EUR	230,000	230,585
3.625% 3/11/33(Reg. S)	EUR	110,000	121,145
TOTAL SLOVENIA			938,594
Spain - 3.6%
Basque Country 1.45% 4/30/28 (Reg. S)	EUR	260,000	261,334
Comunidad de Madrid 0.827% 7/30/27 (Reg. S)	EUR	50,000	49,848
Regional Government of Andalusia (Junta de Andalucia) 0.5% 4/30/31 (Reg. S)	EUR	180,000	158,425
Spanish Kingdom:
0% 1/31/26	EUR	3,427,000	3,492,221
0% 1/31/27	EUR	880,000	870,993
0% 1/31/28	EUR	680,000	654,163
0.1% 4/30/31 (d)	EUR	1,410,000	1,233,563
0.5% 4/30/30 (Reg. S) (d)	EUR	143,000	132,517
0.5% 10/31/31 (Reg. S) (d)	EUR	976,000	866,198
0.6% 10/31/29 (Reg. S) (d)	EUR	574,000	541,598
0.7% 4/30/32 (Reg. S) (d)	EUR	140,000	124,414
0.8% 7/30/27 (Reg. S) (d)	EUR	1,203,000	1,204,176
0.85% 7/30/37 (Reg. S) (d)	EUR	1,098,000	841,801
1% 7/30/42(Reg. S) (d)	EUR	171,000	117,245
1% 10/31/50 (Reg. S) (d)	EUR	1,856,000	1,055,742
1.2% 10/31/40 (Reg. S) (d)	EUR	2,179,000	1,610,884
1.25% 10/31/30 (Reg. S) (d)	EUR	1,376,000	1,318,852
1.3% 10/31/26 (d)	EUR	150,000	154,317
1.4% 4/30/28 (Reg. S) (d)	EUR	100,000	100,902
1.45% 10/31/27 (d)	EUR	100,000	101,806
1.45% 4/30/29 (Reg. S) (d)	EUR	2,226,000	2,217,894
1.45% 10/31/71 (Reg. S) (d)	EUR	100,000	50,915
1.5% 4/30/27 (Reg. S) (d)	EUR	157,000	161,150
1.85% 7/30/35 (Reg. S) (d)	EUR	480,000	439,158
1.9% 10/31/52 (Reg. S) (d)	EUR	960,000	674,544
1.95% 4/30/26 (Reg. S) (d)	EUR	2,222,000	2,329,302
1.95% 7/30/30 (Reg. S) (d)	EUR	26,000	26,142
2.15% 10/31/25 (Reg. S) (d)	EUR	44,000	46,457
2.35% 7/30/33 (Reg. S) (d)	EUR	292,000	289,742
2.55% 10/31/32(Reg. S) (d)	EUR	2,490,000	2,534,330
2.7% 10/31/48 (d)	EUR	189,000	165,005
2.8% 5/31/26	EUR	530,000	563,801
3.15% 4/30/33 (Reg. S) (d)	EUR	510,000	540,655
3.25% 4/30/34(Reg. S) (d)	EUR	1,110,000	1,176,988
3.45% 7/30/43(Reg. S) (d)	EUR	1,450,000	1,468,690
3.5% 5/31/29(Reg. S)	EUR	900,000	983,209
3.55% 10/31/33(Reg. S) (d)	EUR	290,000	315,858
5.15% 10/31/28 (d)	EUR	80,000	92,974
TOTAL SPAIN			28,967,813
Sweden - 0.1%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	3,600,000	296,182
0.5% 11/24/45	SEK	2,680,000	177,248
1.375% 6/23/71	SEK	580,000	37,447
1.75% 11/11/33(Reg. S)	SEK	2,500,000	226,811
3.5% 3/30/39	SEK	760,000	82,174
TOTAL SWEDEN			819,862
Switzerland - 0.5%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	492,000	530,521
0% 6/26/34 (Reg. S)	CHF	824,000	866,972
0% 7/24/39 (Reg. S)	CHF	273,000	279,124
0.5% 5/24/55(Reg. S)	CHF	180,000	197,875
1.25% 6/28/43(Reg. S)	CHF	150,000	186,503
1.5% 4/30/42	CHF	200,000	257,410
3.5% 4/8/33	CHF	1,085,000	1,511,085
TOTAL SWITZERLAND			3,829,490
Thailand - 0.7%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	151,693
1.6% 12/17/29	THB	12,408,000	321,703
1.6% 6/17/35	THB	14,678,000	355,980
2% 6/17/42	THB	7,800,000	179,067
2.125% 12/17/26	THB	69,582,000	1,880,589
2.5% 6/17/71	THB	6,480,000	121,185
2.75% 6/17/52	THB	21,057,000	500,942
2.875% 6/17/46	THB	9,832,000	246,242
3.3% 6/17/38	THB	13,193,000	374,526
3.4% 6/17/36	THB	3,260,000	93,513
3.45% 6/17/43	THB	9,230,000	258,807
3.65% 6/20/31	THB	6,884,000	199,829
3.775% 6/25/32	THB	13,170,000	387,283
3.85% 12/12/25	THB	1,091,000	30,277
4.85% 6/17/61	THB	1,660,000	54,778
TOTAL THAILAND			5,156,414
United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
0.25% 7/31/31 (Reg. S)	GBP	2,137,000	2,077,970
0.375% 10/22/30 (Reg. S)	GBP	497,000	503,008
0.5% 1/31/29(Reg. S)	GBP	1,230,000	1,326,786
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,865,808
0.625% 10/22/50 (Reg. S)	GBP	1,885,000	951,225
0.875% 1/31/46 (Reg. S)	GBP	665,000	414,522
1.125% 10/22/73(Reg. S)	GBP	1,770,000	806,702
1.25% 7/22/27	GBP	42,000	48,737
1.25% 10/22/41 (Reg. S)	GBP	4,399,076	3,392,688
1.25% 7/31/51(Reg. S)	GBP	2,070,000	1,264,121
1.5% 7/22/47	GBP	195,000	137,695
1.625% 10/22/54 (Reg. S)	GBP	409,000	266,884
1.75% 9/7/37 (Reg. S)	GBP	7,000	6,558
1.75% 1/22/49(Reg. S)	GBP	742,000	544,018
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	956,712
3.25% 1/31/33(Reg. S)	GBP	2,090,000	2,475,932
3.25% 1/22/44	GBP	450,000	469,411
3.75% 10/22/53(Reg. S)	GBP	1,670,000	1,805,578
4% 10/22/63(Reg. S)	GBP	330,000	372,768
4.25% 9/7/39	GBP	13,000	16,032
4.25% 12/7/40	GBP	19,000	23,271
4.25% 12/7/55	GBP	30,000	35,504
4.5% 6/7/28(Reg. S)	GBP	40,000	51,140
4.5% 12/7/42	GBP	920,000	1,151,924
4.625% 1/31/34(Reg. S)	GBP	150,000	196,179
TOTAL UNITED KINGDOM			21,161,173
TOTAL GOVERNMENT OBLIGATIONS (Cost $644,744,337)			561,911,289

Supranational Obligations - 3.5%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	41,064
0.875% 5/24/28	EUR	87,000	85,980
1.1% 12/16/26	AUD	260,000	159,257
1.125% 6/18/25 (Reg. S)	GBP	80,000	97,452
Agence Francaise de Developpement 0.125% 9/29/31	EUR	200,000	169,718
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	38,331
1.375% 3/7/25	GBP	25,000	30,873
1.625% 1/28/25	CAD	290,000	208,915
3.3% 8/8/28 (Reg. S)	AUD	55,000	34,943
3.875% 7/22/27	GBP	310,000	385,721
4.65% 2/16/27	CAD	700,000	520,923
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	207,799
Council of Europe Development Bank 0% 4/9/27 (Reg. S)	EUR	33,000	32,533
European Financial Stability Facility:
0% 10/13/27 (Reg. S)	EUR	85,000	82,652
0.05% 10/17/29 (Reg. S)	EUR	23,000	21,175
0.05% 1/18/52 (Reg. S)	EUR	225,000	102,008
0.625% 10/16/26 (Reg. S)	EUR	466,000	472,638
0.7% 1/20/50 (Reg. S)	EUR	176,000	105,965
0.75% 5/3/27 (Reg. S)	EUR	43,000	43,314
0.875% 4/10/35 (Reg. S)	EUR	610,000	520,265
1.25% 5/24/33 (Reg. S)	EUR	299,000	276,240
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	929,343
European Investment Bank:
0% 6/17/27	EUR	215,000	211,262
0% 9/9/30 (Reg. S)	EUR	109,000	97,667
0.01% 5/15/41 (Reg. S)	EUR	330,000	207,450
0.05% 11/15/29 (Reg. S)	EUR	2,750,000	2,533,150
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,286,954
0.125% 6/20/29 (Reg. S)	EUR	578,000	540,283
0.375% 7/16/25	EUR	577,000	600,033
0.375% 4/14/26 (Reg. S)	EUR	413,000	421,814
0.75% 7/15/27	AUD	340,000	202,554
1% 9/21/26 (Reg. S)	GBP	226,000	264,446
1% 4/14/32	EUR	736,000	683,473
1.125% 4/13/33 (Reg. S)	EUR	265,000	243,222
1.75% 7/30/24 (Reg. S)	CAD	69,000	50,351
1.75% 11/12/26 (Reg. S)	SEK	240,000	22,027
3.625% 1/12/32 (Reg. S)	GBP	550,000	668,244
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	31,878
0.75% 3/15/27	EUR	184,000	185,790
0.75% 9/5/28 (Reg. S)	EUR	48,000	47,071
0.875% 7/18/42 (Reg. S)	EUR	266,000	191,369
1.125% 5/3/32 (Reg. S)	EUR	47,000	44,047
1.2% 5/23/33 (Reg. S)	EUR	37,000	34,301
1.625% 11/17/36 (Reg. S)	EUR	218,000	197,593
1.85% 12/1/55 (Reg. S)	EUR	186,000	142,981
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,464,660
0% 10/4/30 (Reg. S)	EUR	169,000	151,062
0% 7/4/35 (Reg. S)	EUR	1,357,000	1,035,519
0.1% 10/4/40 (Reg. S)	EUR	946,000	613,261
0.25% 4/22/36 (Reg. S)	EUR	380,000	291,448
0.3% 11/4/50 (Reg. S)	EUR	562,000	290,702
0.45% 7/4/41 (Reg. S)	EUR	162,000	108,296
0.45% 5/2/46 (Reg. S)	EUR	170,000	101,980
0.7% 7/6/51 (Reg. S)	EUR	1,070,000	611,553
0.8% 7/4/25 (Reg. S)	EUR	1,760,000	1,838,257
0.875% 3/11/37 (Reg. S)	EUR	100,000	81,756
1.125% 4/4/36 (Reg. S)	EUR	94,000	80,960
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,316,256
1.25% 2/4/43 (Reg. S)	EUR	172,000	129,674
2% 10/4/27 (Reg. S)	EUR	860,000	893,947
2.5% 10/4/52 (Reg. S)	EUR	380,000	334,510
3% 3/4/53 (Reg. S)	EUR	840,000	817,587
3.375% 10/5/54 (Reg. S)	EUR	160,000	165,585
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	369,591
1.7% 10/10/24	CAD	100,000	72,513
3.15% 6/26/29	AUD	120,000	74,769
3.875% 2/15/29	GBP	130,000	161,283
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,815,724
0.01% 4/24/28	EUR	687,000	658,766
1% 12/21/29	GBP	248,000	265,015
1.2% 8/8/34	EUR	23,000	20,738
1.25% 12/13/28	GBP	100,000	111,230
1.8% 7/26/24	CAD	7,000	5,119
3.3% 8/14/28	AUD	210,000	133,458
International Development Association:
0.7% 1/17/42 (Reg. S)	EUR	207,000	144,434
4.75% 10/14/31 (Reg. S)	GBP	230,000	299,362
International Finance Corp. 3.15% 6/26/29 (Reg. S)	AUD	90,000	56,110
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $33,180,060)			27,990,194

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
France - 0.3%
Engie SA:
1.5% (Reg. S) (b)(j)	EUR	300,000	286,631
1.625% (Reg. S) (b)(j)	EUR	1,300,000	1,376,340
TotalEnergies SE:
2% (Reg. S) (b)(j)	EUR	120,000	120,559
2.125% (Reg. S) (b)(j)	EUR	160,000	142,970
Veolia Environnement SA 1.625% (Reg. S) (b)(j)	EUR	100,000	101,918
TOTAL FRANCE			2,028,418
Italy - 0.0%
Enel SpA:
1.375% (Reg. S) (b)(j)	EUR	150,000	146,137
6.375% (Reg. S) (b)(j)	EUR	100,000	119,253
Eni SpA 3.375% (Reg. S) (b)(j)	EUR	110,000	111,970
TOTAL ITALY			377,360
Spain - 0.1%
Iberdrola Finanzas SAU 1.575% (Reg. S) (b)(j)	EUR	100,000	98,778
Iberdrola International BV:
1.825% (Reg. S) (b)(j)	EUR	100,000	93,597
3.25% (Reg. S) (b)(j)	EUR	100,000	107,623
Repsol International Finance BV 4.247% (b)(j)	EUR	100,000	107,832
TOTAL SPAIN			407,830
United Kingdom - 0.0%
SSE PLC 3.74% (Reg. S) (b)(j)	GBP	216,000	265,130
TOTAL PREFERRED SECURITIES (Cost $2,923,211)			3,078,738

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (k) (Cost $2,863,899)	2,863,326	2,863,899

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $901,911,739)	795,540,349
NET OTHER ASSETS (LIABILITIES) - 0.9%	7,242,223
NET ASSETS - 100.0%	802,782,572

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	23	Sep 2024	2,868,133	26,525	26,525
ICE Long Gilt Contracts (United Kingdom)	12	Sep 2024	1,480,059	6,012	6,012

TOTAL FUTURES CONTRACTS					32,537
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	35,814,519	USD	23,870,377	Bank of America, N.A.	7/02/24	21,489
CAD	64,000	USD	46,542	HSBC Bank	7/02/24	240
CAD	55,697,932	USD	40,697,013	Royal Bank of Canada	7/02/24	16,362
CHF	8,855,125	USD	9,874,136	State Street Bank and Trust Co	7/02/24	(18,134)
CLP	644,458,000	USD	680,346	Citibank, N. A.	7/02/24	4,482
CNH	991,780,000	USD	135,893,782	Bank of America, N.A.	7/02/24	(40,952)
CNH	128,380,000	USD	17,589,120	JPMorgan Chase Bank, N.A.	7/02/24	(3,783)
CNY	21,349,607	USD	2,926,331	Citibank, N. A.	7/02/24	11,452
CNY	1,524,421	USD	209,133	Citibank, N. A.	7/02/24	633
COP	7,229,300,000	USD	1,750,436	Citibank, N. A.	7/02/24	(8,761)
COP	7,229,300,000	USD	1,738,607	Goldman Sachs Bank USA	7/02/24	3,068
CZK	55,210,125	USD	2,369,267	Bank of America, N.A.	7/02/24	(8,992)
DKK	15,866,000	USD	2,279,598	Bank of America, N.A.	7/02/24	(1,277)
EUR	1,487,000	USD	1,608,188	BNP Paribas S.A.	7/02/24	(15,686)
EUR	337,046,000	USD	361,448,130	Bank of America, N.A.	7/02/24	(488,717)
GBP	41,586,000	USD	52,598,347	State Street Bank and Trust Co	7/02/24	(29,485)
HKD	821,000	USD	105,134	Brown Brothers Harriman & Co	7/02/24	0
HUF	394,398,000	USD	1,065,829	BNP Paribas S.A.	7/02/24	3,557
IDR	101,079,800,000	USD	6,165,658	BNP Paribas S.A.	7/02/24	7,154
IDR	101,079,800,000	USD	6,154,771	BNP Paribas S.A.	7/02/24	18,041
ILS	6,210,970	USD	1,654,721	Canadian Imperial Bk. of Comm.	7/02/24	(10,390)
JPY	201,350,000	USD	1,286,188	Citibank, N. A.	7/02/24	(34,712)
JPY	312,355,640	USD	1,945,559	JPMorgan Chase Bank, N.A.	7/02/24	(4,136)
JPY	54,550,000	USD	346,519	JPMorgan Chase Bank, N.A.	7/02/24	(7,467)
JPY	11,809,740,441	USD	73,507,659	Royal Bank of Canada	7/02/24	(105,083)
KRW	22,327,200,000	USD	16,151,042	BNP Paribas S.A.	7/02/24	27,678
KRW	22,327,200,000	USD	16,040,231	BNP Paribas S.A.	7/02/24	138,489
MXN	1,214,000	USD	65,149	Goldman Sachs Bank USA	7/02/24	1,208
MXN	102,094,000	USD	5,555,864	Royal Bank of Canada	7/02/24	24,568
MYR	28,077,000	USD	5,948,391	Goldman Sachs Bank USA	7/02/24	3,278
MYR	28,077,000	USD	5,942,222	Goldman Sachs Bank USA	7/02/24	9,447
NOK	20,359,000	USD	1,911,518	HSBC Bank	7/02/24	(4,709)
NZD	4,285,000	USD	2,612,136	HSBC Bank	7/02/24	(2,143)
PEN	4,244,000	USD	1,110,704	Citibank, N. A.	7/02/24	(6,516)
PLN	13,793,000	USD	3,423,825	Canadian Imperial Bk. of Comm.	7/02/24	2,454
PLN	6,803,996	USD	1,688,529	State Street Bank and Trust Co	7/02/24	1,632
RON	9,284,000	USD	1,998,374	BNP Paribas S.A.	7/02/24	(676)
RON	978,704	USD	210,286	Brown Brothers Harriman & Co	7/02/24	308
SEK	264,000	USD	25,207	Bank of America, N.A.	7/02/24	(299)
SEK	92,492,025	USD	8,727,639	Citibank, N. A.	7/02/24	(1,153)
SGD	519,325	USD	383,031	Canadian Imperial Bk. of Comm.	7/02/24	(48)
SGD	3,561,916	USD	2,624,401	State Street Bank and Trust Co	7/02/24	2,381
THB	218,923,000	USD	5,930,783	JPMorgan Chase Bank, N.A.	7/02/24	29,549
USD	510,832	AUD	767,000	Bank of America, N.A.	7/02/24	(834)
USD	284,527	AUD	426,852	Citibank, N. A.	7/02/24	(226)
USD	199,001	AUD	301,000	Citibank, N. A.	7/02/24	(1,796)
USD	23,098,264	AUD	34,769,000	JPMorgan Chase Bank, N.A.	7/02/24	(96,136)
USD	7,270	CAD	10,000	Bank of America, N.A.	7/02/24	(39)
USD	1,076,885	CAD	1,483,000	JPMorgan Chase Bank, N.A.	7/02/24	(7,140)
USD	38,637,467	CAD	52,827,000	Royal Bank of Canada	7/02/24	22,651
USD	1,144,723	CAD	1,560,000	Royal Bank of Canada	7/02/24	4,414
USD	8,827,160	CHF	7,959,000	Citibank, N. A.	7/02/24	(31,430)
USD	360,168	CHF	324,000	JPMorgan Chase Bank, N.A.	7/02/24	(453)
USD	640,899	CHF	574,000	JPMorgan Chase Bank, N.A.	7/02/24	2,021
USD	709,756	CLP	644,458,000	Goldman Sachs Bank USA	7/02/24	24,927
USD	135,186,768	CNH	980,780,000	Bank of America, N.A.	7/02/24	840,705
USD	1,514,734	CNH	11,000,000	Bank of America, N.A.	7/02/24	7,967
USD	15,129,056	CNH	109,720,000	JPMorgan Chase Bank, N.A.	7/02/24	99,743
USD	2,577,934	CNH	18,660,000	JPMorgan Chase Bank, N.A.	7/02/24	21,910
USD	2,287,643	CNY	16,706,316	Citibank, N. A.	7/02/24	(11,206)
USD	1,738,607	COP	7,229,300,000	Citibank, N. A.	7/02/24	(3,068)
USD	1,860,943	COP	7,229,300,000	Goldman Sachs Bank USA	7/02/24	119,269
USD	2,424,616	CZK	55,344,000	HSBC Bank	7/02/24	58,619
USD	2,308,445	DKK	15,866,000	HSBC Bank	7/02/24	30,124
USD	141,192	EUR	132,000	BNP Paribas S.A.	7/02/24	(174)
USD	466,038	EUR	429,000	Bank of America, N.A.	7/02/24	6,601
USD	4,563,630	EUR	4,236,000	JPMorgan Chase Bank, N.A.	7/02/24	27,086
USD	360,274,633	EUR	332,088,000	State Street Bank and Trust Co	7/02/24	4,624,990
USD	2,454,125	EUR	2,283,000	State Street Bank and Trust Co	7/02/24	9,146
USD	51,689,350	GBP	40,583,000	Bank of America, N.A.	7/02/24	388,380
USD	599,075	GBP	470,000	Bank of America, N.A.	7/02/24	4,948
USD	762,665	GBP	599,000	Bank of America, N.A.	7/02/24	5,469
USD	105,104	HKD	821,000	Brown Brothers Harriman & Co	7/02/24	(30)
USD	1,095,920	HUF	394,398,000	BNP Paribas S.A.	7/02/24	26,535
USD	6,165,658	IDR	101,079,800,000	BNP Paribas S.A.	7/02/24	(7,154)
USD	6,221,827	IDR	101,079,800,000	BNP Paribas S.A.	7/02/24	49,015
USD	1,678,392	ILS	6,211,000	HSBC Bank	7/02/24	34,053
USD	693,648	JPY	108,600,000	Bank of America, N.A.	7/02/24	18,652
USD	76,602,165	JPY	11,957,100,000	Royal Bank of Canada	7/02/24	2,283,686
USD	16,151,042	KRW	22,327,200,000	BNP Paribas S.A.	7/02/24	(27,678)
USD	16,328,572	KRW	22,327,200,000	BNP Paribas S.A.	7/02/24	149,852
USD	6,050,955	MXN	103,308,000	Royal Bank of Canada	7/02/24	404,166
USD	5,948,391	MYR	28,077,000	Goldman Sachs Bank USA	7/02/24	(3,278)
USD	5,987,844	MYR	28,077,000	Goldman Sachs Bank USA	7/02/24	36,175
USD	1,934,159	NOK	20,359,000	Bank of America, N.A.	7/02/24	27,350
USD	2,624,957	NZD	4,285,000	Bank of America, N.A.	7/02/24	14,963
USD	1,128,153	PEN	4,244,000	Goldman Sachs Bank USA	7/02/24	23,966
USD	3,484,970	PLN	13,793,000	State Street Bank and Trust Co	7/02/24	58,691
USD	2,019,777	RON	9,284,000	BNP Paribas S.A.	7/02/24	22,079
USD	2,911,770	SEK	30,512,000	JPMorgan Chase Bank, N.A.	7/02/24	33,008
USD	5,877,635	SEK	62,252,000	State Street Bank and Trust Co	7/02/24	4,251
USD	2,647,818	SGD	3,570,000	State Street Bank and Trust Co	7/02/24	15,075
USD	5,951,340	THB	218,923,000	JPMorgan Chase Bank, N.A.	7/02/24	(8,993)
AUD	348,000	USD	232,158	Citibank, N. A.	8/02/24	195
USD	23,958,845	AUD	35,916,000	Bank of America, N.A.	8/02/24	(21,590)
USD	40,831,965	CAD	55,844,000	Royal Bank of Canada	8/02/24	(18,148)
USD	9,921,901	CHF	8,865,000	State Street Bank and Trust Co	8/02/24	16,831
USD	683,188	CLP	647,327,000	Citibank, N. A.	8/02/24	(4,539)
USD	2,355,954	CNH	17,157,000	Bank of America, N.A.	8/02/24	(254)
USD	136,760,587	CNH	996,000,000	Bank of America, N.A.	8/02/24	(22,278)
USD	17,712,165	CNH	129,000,000	JPMorgan Chase Bank, N.A.	8/02/24	(3,688)
USD	1,724,731	COP	7,164,100,000	Citibank, N. A.	8/02/24	8,628
USD	2,380,479	CZK	55,438,000	Bank of America, N.A.	8/02/24	9,006
USD	2,287,631	DKK	15,894,000	Bank of America, N.A.	8/02/24	1,109
USD	1,471,807	EUR	1,374,000	BNP Paribas S.A.	8/02/24	(1,901)
USD	362,213,415	EUR	337,269,000	Bank of America, N.A.	8/02/24	469,671
USD	52,726,075	GBP	41,680,000	State Street Bank and Trust Co	8/02/24	28,315
USD	108,312	HKD	845,000	Brown Brothers Harriman & Co	8/02/24	(3)
USD	1,089,405	HUF	403,595,000	BNP Paribas S.A.	8/02/24	(3,595)
USD	6,218,725	IDR	102,223,400,000	BNP Paribas S.A.	8/02/24	(21,094)
USD	1,635,907	ILS	6,133,000	Canadian Imperial Bk. of Comm.	8/02/24	10,071
USD	1,920,309	JPY	306,850,000	JPMorgan Chase Bank, N.A.	8/02/24	3,789
USD	73,820,351	JPY	11,804,450,000	Royal Bank of Canada	8/02/24	92,259
USD	16,185,330	KRW	22,496,800,000	BNP Paribas S.A.	8/02/24	(145,052)
USD	5,569,299	MXN	102,829,000	Royal Bank of Canada	8/02/24	(23,818)
USD	5,926,216	MYR	28,031,000	Goldman Sachs Bank USA	8/02/24	(28,421)
USD	1,922,244	NOK	20,457,000	HSBC Bank	8/02/24	4,673
USD	2,632,214	NZD	4,318,000	HSBC Bank	8/02/24	2,094
USD	1,127,715	PEN	4,309,000	Citibank, N. A.	8/02/24	8,200
USD	3,442,609	PLN	13,873,000	Canadian Imperial Bk. of Comm.	8/02/24	(2,387)
USD	1,719,985	PLN	6,933,000	State Street Bank and Trust Co	8/02/24	(1,644)
USD	2,009,520	RON	9,339,000	BNP Paribas S.A.	8/02/24	807
USD	217,578	RON	1,013,000	Brown Brothers Harriman & Co	8/02/24	(307)
USD	8,772,976	SEK	92,833,000	Citibank, N. A.	8/02/24	337
USD	413,643	SGD	560,000	Canadian Imperial Bk. of Comm.	8/02/24	33
USD	2,650,424	SGD	3,592,000	State Street Bank and Trust Co	8/02/24	(2,591)
USD	5,874,858	THB	216,606,000	JPMorgan Chase Bank, N.A.	8/02/24	(37,618)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						9,152,293
Unrealized Appreciation						10,483,975
Unrealized Depreciation						(1,331,682)

For the period, the average contract value for forward foreign currency contracts was $2,465,318,055. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNH	-	Chinese Offshore Currency
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,920,022 or 15.1% of net assets.

(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $159,449.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $183,253.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	20,006,063	77,574,483	94,717,292	94,658	645	-	2,863,899	0.0%
Total	20,006,063	77,574,483	94,717,292	94,658	645	-	2,863,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	199,696,229	-	199,696,229	-

Government Obligations	561,911,289	-	561,911,289	-

Supranational Obligations	27,990,194	-	27,990,194	-

Preferred Securities	3,078,738	-	3,078,738	-

Money Market Funds	2,863,899	2,863,899	-	-
Total Investments in Securities:	795,540,349	2,863,899	792,676,450	-
Derivative Instruments: Assets
Futures Contracts	32,537	32,537	-	-
Forward Foreign Currency Contracts	10,483,975	-	10,483,975	-
Total Assets	10,516,512	32,537	10,483,975	-
Liabilities
Forward Foreign Currency Contracts	(1,331,682)	-	(1,331,682)	-
Total Liabilities	(1,331,682)	-	(1,331,682)	-
Total Derivative Instruments:	9,184,830	32,537	9,152,293	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	10,483,975	(1,331,682)
Total Foreign Exchange Risk	10,483,975	(1,331,682)
Interest Rate Risk
Futures Contracts (b)	32,537	0
Total Interest Rate Risk	32,537	0
Total Value of Derivatives	10,516,512	(1,331,682)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	1,816,310	(585,232)	(1,231,078)	-	-
BNP Paribas S.A.	443,207	(223,010)	(220,197)	-	-
Brown Brothers Harriman & Co	308	(340)	-	-	(32)
Canadian Imperial Bk. of Comm.	12,558	(12,825)	-	-	(267)
Citibank, N.A.	33,927	(103,407)	-	69,480	-
Goldman Sachs Bank USA	221,338	(31,699)	-	-	189,639
HSBC Bank	129,803	(6,852)	-	-	122,951
JPMorgan Chase Bank, N.A.	217,106	(169,414)	-	-	47,692
Royal Bank of Canada	2,848,106	(147,049)	(2,670,959)	-	30,098
State Street Bank and Trust Co	4,761,312	(51,854)	(4,709,458)	-	-
Total	$10,483,975	$(1,331,682)	$(8,831,692)	$69,480	$390,081

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $899,047,840)	$792,676,450
Fidelity Central Funds (cost $2,863,899)	2,863,899

Total Investment in Securities (cost $901,911,739)		$795,540,349
Foreign currency held at value (cost $843,835)		843,693
Receivable for investments sold		11,460,582
Unrealized appreciation on forward foreign currency contracts		10,483,975
Receivable for fund shares sold		1,838,551
Dividends receivable		61,542
Interest receivable		6,215,960
Distributions receivable from Fidelity Central Funds		17,327
Other receivables		9
Total assets		826,461,988
Liabilities
Payable for investments purchased	$21,691,656
Unrealized depreciation on forward foreign currency contracts	1,331,682
Payable for fund shares redeemed	597,116
Accrued management fee	39,851
Payable for daily variation margin on futures contracts	8,778
Other payables and accrued expenses	10,333
Total liabilities		23,679,416
Net Assets		$802,782,572
Net Assets consist of:
Paid in capital		$858,366,241
Total accumulated earnings (loss)		(55,583,669)
Net Assets		$802,782,572
Net Asset Value, offering price and redemption price per share ($802,782,572 ÷ 87,822,074 shares)		$9.14
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$19,203
Interest		8,521,722
Income from Fidelity Central Funds		94,658
Total income		8,635,583
Expenses
Management fee	$232,647
Independent trustees' fees and expenses	1,027
Interest	1,684
Miscellaneous	476
Total expenses before reductions	235,834
Expense reductions	(31)
Total expenses after reductions		235,803
Net Investment income (loss)		8,399,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,384,505)
Fidelity Central Funds	645
Forward foreign currency contracts	12,459,217
Foreign currency transactions	(133,444)
Futures contracts	(75,230)
Total net realized gain (loss)		5,866,683
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,266)	(34,312,640)
Forward foreign currency contracts	23,971,110
Assets and liabilities in foreign currencies	(161,098)
Futures contracts	(106,819)
Total change in net unrealized appreciation (depreciation)		(10,609,447)
Net gain (loss)		(4,742,764)
Net increase (decrease) in net assets resulting from operations		$3,657,016
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,399,780	$13,209,808
Net realized gain (loss)	5,866,683	(16,905,309)
Change in net unrealized appreciation (depreciation)	(10,609,447)	53,048,267
Net increase (decrease) in net assets resulting from operations	3,657,016	49,352,766
Distributions to shareholders	(7,751,148)	(20,544,715)

Share transactions
Proceeds from sales of shares	127,490,466	232,402,472
Reinvestment of distributions	7,317,267	19,585,468
Cost of shares redeemed	(77,619,637)	(157,170,529)

Net increase (decrease) in net assets resulting from share transactions	57,188,096	94,817,411
Total increase (decrease) in net assets	53,093,964	123,625,462

Net Assets
Beginning of period	749,688,608	626,063,146
End of period	$802,782,572	$749,688,608

Other Information
Shares
Sold	14,000,059	25,821,303
Issued in reinvestment of distributions	806,934	2,162,484
Redeemed	(8,514,537)	(17,516,244)
Net increase (decrease)	6,292,456	10,467,543

Financial Highlights
Fidelity® International Bond Index Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.20	$8.81	$9.98	$10.22	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.099	.171	.113	.079	.054	.010
Net realized and unrealized gain (loss)	(.067)	.481	(1.193)	(.257)	.372	(.123)
Total from investment operations	.032	.652	(1.080)	(.178)	.426	(.113)
Distributions from net investment income	(.092)	(.262)	(.090)	(.062)	(.076)	(.009)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.092)	(.262)	(.090)	(.062)	(.076)	(.017)
Net asset value, end of period	$9.14	$9.20	$8.81	$9.98	$10.22	$9.87
Total Return D,E	.36%	7.48%	(10.84)%	(1.74)%	4.33%	(1.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H,I	.06%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06 % H,I	.06%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06% H,I	.06%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.18% H,I	1.91%	1.23%	.79%	.54%	.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$802,783	$749,689	$626,063	$598,137	$184,632	$16,121
Portfolio turnover rate J	22 % I	22%	22%	18%	5%	3% I,K

AFor the period October 10, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,373,613
Gross unrealized depreciation	(110,855,577)
Net unrealized appreciation (depreciation)	$(101,481,964)
Tax cost	$897,022,313

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,237,480)
Long-term	(7,130,608)
Total capital loss carryforward	$(12,368,088)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	12,459,217	23,971,110
Total Foreign Exchange Risk	12,459,217	23,971,110
Interest Rate Risk
Futures Contracts	(75,230)	(106,819)
Total Interest Rate Risk	(75,230)	(106,819)
Totals	12,383,987	23,864,291

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	176,536,674	84,848,692
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Bond Index Fund	Borrower	5,428,000	5.58%	1,684

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements.  Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $31.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	44%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity International Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9896132.104
IBI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024